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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2019 to December 31, 2019

Item 1. Reports to Stockholders

2019 ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
DECEMBER 31, 2019
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. In-
stead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial profes-
sional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
To Our Shareholders 3
Moderate Strategy Fund 5
Balanced Strategy Fund 26
Growth Strategy Fund 46
Equity Growth Strategy Fund 66
Notes to Schedule of Investments 86
Notes to Financial Highlights 88
Notes to Financial Statements 89
Report of Independent Registered Public Accounting Firm 103
Tax Information 104
Shareholder Requests for Additional Information 105
Disclosure of Information about Fund Trustees and Officers 106
Adviser and Service Providers 111
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Annual Report
December 31, 2019
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Your financial security is not only our focus; it is our purpose. We believe that the combination of our investment solutions, a sound plan and timely investment advice can help to achieve that financial security. That is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of clients like you.
Market volatility and the fear of a recession can make it difficult for individuals to stick to an investment plan. Some investors are tempted to leave sectors too early, to stay in too long, or to pull out too much. These types of behavior can cause the less-disciplined investor to fall into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.
We maintain our focus and look to position our funds for the investing environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe in the importance of diversifying globally. International investments provide diversification relative to
U.S.-based investments as well as open the portfolio up to additional opportunities outside our borders.
Within our equity exposure, we have an underweight preference for U.S. equities, driven by expensive valuations and cycle concerns. We’re broadly neutral on developed international equities, and overweight on emerging markets equities, driven by valuations.
Within our bond exposure, we continue to diversify across sectors. Additionally, active management will be important during a period of low anticipated fixed income returns.
2019 again showed that volatility is still present in the market. And we believe uncertainty about future market downturns helps to prove the value of a disciplined approach. As do, in our view, these key events of the last 12 months:
Global growth concerns and geopolitical tension have remained in investors’ thoughts. Progress in U.S.-China trade talks fluctuated over the period, with both countries implementing costly tariffs, which has impacted financial markets.
While short-term recession risks remain low, the U.S. yield curve is signaling that the risk is increasing. The U.S.
yield curve inverted for the first time since 2007 as government bond yields sunk to new depths.
1
The U.S. 10-year
treasury reached its lowest since 2016
2
while the U.S. 30-year yield touched an all-time bottom in August.
3
Nevertheless, global equities have ground higher amid dovish central bank policy. The Federal Reserve cut rates three times, while the European Central Bank cut rates to a record -0.5% and restarted quantitative easing.
4
China’s
central bank also took steps to stimulate its economy.
5
Volatility spiked at points over the year
6
, but equity markets have not touched the volatility experienced during
December 2018—where a Federal Reserve rate increase and a worsening of U.S.-China tensions led investors flight to safety.
7
2019 saw positive returns from major asset classes, with U.S. large cap
8
and infrastructure asset classes
9
leading
the way. Even with strong absolute performance it has not been without bumps; asset class leadership can change month-to-month and quarter-to-quarter, reinforcing the need for a balanced multi-asset approach to investing.
Looking forward to the year ahead, we believe we are late in the cycle; with some bright spots. The service sector is still robust in most economies; policy stimulus is being ramped up, with many central banks now cutting interest rates and indicating that more cuts are on the way; and an easing of trade tensions seems likely. On balance, we think it is more likely that the combination of trade-war resolution and policy stimulus will see the global economy recover in 2020.
However, the asymmetry of the different outcomes—bear market versus limited upside—keeps us cautious until there is more clarity on the trade and stimulus outlook.

To Our Shareholders
4 To Our Shareholders
At Russell Investments, our purpose is to improve people’s financial security. We have a long heritage of providing multi-
asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Peter Gunning
Global Chief Investment Officer, Russell Investments
1
Source: https://www.reuters.com/article/us-us-bonds-curve/u-s-treasury-bond-curve-inverts-for-first-time-since-2007-in-recession-warning-
idUSKCN1V4165
2
Source: https://www.cnbc.com/2019/09/03/us-bonds-wall-street-monitors-economic-data-treasury-auctions.html
3
Source: https://www.cnbc.com/2019/08/28/us-bonds-key-yield-curve-inverts-further-as-30-year-hits-record-low.html
4
Source: https://www.marketwatch.com/story/ecb-cuts-key-rate-restarts-qe-as-it-attempts-to-revive-eurozone-economy-2019-09-12
5
Source: https://www.reuters.com/article/us-china-economy-poll/chinas-2019-growth-seen-slowing-to-62-as-trade-war-weighs-idUSKCN1U514W
6
Source: https://www.cnbc.com/2019/08/14/stock-markets-wall-street-in-focus-amid-earnings-economic-data.html
7
Source: https://www.wsj.com/articles/the-battered-bull-market-is-limping-into-2019-11546425000
8
Source: https://www.cnbc.com/2019/10/28/stock-market-investors-monitor-busiest-week-of-earnings-season.html
9
Source:
https://us.spindices.com/indices/equity/sp-global-infrastructure-index

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
Moderate Strategy Fund 5
Moderate Strategy Fund
Total
Return
1 Year 12 .54%
5 Years 4 .48%§
10 Years 5 .73%§
Bloomberg Barclays U.S. Aggregate Bond Index**
Total
Return
1 Year 8 .72%
5 Years 3 .05%§
10 Years 3 .75%§
Russell 1000
®
Index***
Total
Return
1 Year 31 .43%
5 Years 11 .48%§
10 Years 13 .54%§

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
6 Moderate Strategy Fund
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order
from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long
term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
12.54%. This is compared to the Fund’s primary benchmark, the
Bloomberg Barclays U.S. Aggregate Bond Index, which gained
8.72% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Allocation – 30% to 50% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 15.26%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Within the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes posted strong returns over the period.
The U.S. equity market, as broadly measured by the Russell
3000
®
Index, surged to 31.02% at period-end, closing out a
strong year. From a style perspective, growth outperformed value.
From a sector perspective, information technology was the best performing sector, while health care, materials, communication services and financials followed closely behind. The Fund’s
strategic exposure to non-U.S. equities benefited performance over the period, as market sentiment in emerging markets
improved due to apparent progress in the U.S.-China trade talks and a “phase one” deal.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a positive contributor to performance relative to the Fund’s fixed income benchmark during the period. Allocations to global real estate investment trusts and infrastructure benefited the Fund, as both asset classes posted strong double-digit returns. Further, allocations to non-
U.S. equities bolstered returns as well, outperforming the fixed income asset class.
The fixed income portion of the Fund’s portfolio provided positive results compared to the Fund’s fixed income benchmark. An
allocation to the RIF Strategic Bond Fund was positive from a benchmark-relative perspective as a result of its exposure to securitized credit, which generated an above market yield.
An allocation to the RIC Investment Grade Bond Fund also
contributed positively as a result of the Underlying Fund’s
underweight to government and government-guaranteed
securities and an overweight to securitized credit. An allocation to the RIC Opportunistic Credit Fund was additive due to its higher allocation to high yield relative to the Bloomberg Barclays
U.S. Aggregate Bond Index, and its emerging markets currency exposure provided a significant boost to active returns.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
exceeded the Fund’s fixed income benchmark. However, the
equity Underlying Funds generally underperformed their
respective equity benchmarks. The RIC Sustainable Equity
Fund underperformed its benchmark, as it was consistently
underweight stocks that have higher momentum and expensive
valuations and overweight stocks with higher profitability. Both factor tilts negatively impacted benchmark-relative performance over the year. The RIF International Developed Markets Fund

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
Moderate Strategy Fund 7
underperformed its benchmark due to its sector allocations –
for instance, an underweight to health care and overweight to communication services detracted. A tilt toward low valuation stocks was a meaningful driver of underperformance for the RIC
U.S. Dynamic Equity Fund. Coupled with negative stock selection within the information technology sector, the Underlying Fund underperformed its equity benchmark.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s fixed income benchmark.
The RIF Global Real Estate Securities Fund outperformed the
Fund’s benchmark due to the overall strength of the asset class relative to fixed income, as real assets were bolstered by a low interest rate environment. The RIC Global Infrastructure Fund outperformed both the Fund’s fixed income benchmark and its
listed infrastructure benchmark due to out-of-index exposures to construction and engineering and specialized REITs. The RIC
Commodity Strategies Fund outperformed its benchmark but
struggled against the Fund’s fixed income benchmark.
The multi-asset portion of the Fund’s portfolio outperformed the Fund’s fixed income benchmark. The RIC Multi-Strategy
Income Fund benefited from overweight positions to mortgage
back securities that added value due to the low interest rate environment. However, the Fund’s regional positioning was
challenged over the period, mainly driven by an overweight to
non-U.S. equity and a U.S. equity underweight.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
Effective on November 13, 2019, the Fund’s allocation to
the Underlying Funds in which it invests was modified to an
approximate target allocation of 34% to equity, 52% to fixed income, 12% to multi-asset and 2% to alternative asset classes.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy detracted over the period as the long positions underperformed, with the cost split evenly between the U.S. and
Canada. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
8 Moderate Strategy Fund
* Assumes initial investment on January 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
Moderate Strategy Fund 9
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 201 9 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,039.20 $ 1,024. 50
Expenses Paid During Period* $ 0. 72 $ 0.71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.8%
Alternative - 2.0%
RIC Commodity Strategies Fund Class Y 388,441 2,024
Domestic Equities - 14.1%
RIF U.S. Small Cap Equity Fund 492,621 7,045
RIF U.S. Strategic Equity Fund 440,654 7,064
14,109
Fixed Income - 51.6%
RIC Investment Grade Bond Fund Class Y 547,346 11,910
RIC Unconstrained Total Return Fund Class Y 1,811,739 17,972
RIF Strategic Bond Fund 2,071,881 21,880
51,762
International Equities - 18.1%
RIC Emerging Markets Fund Class Y 260,854 5,105
RIC Global Equity Fund Class Y 754,559 7,055
RIF International Developed Markets Fund 514,356 6,028
18,188
Multi-Asset - 12.0%
RIC Multi-Strategy Income Fund Class Y 1,192,108 12,028
Total Investments in Affiliated Funds
(cost $92,816) 98,111
Short-Term Investments - 0.5%
U.S. Cash Management Fund (@) 531,017 (∞)
531
Total Short-Term Investments
(cost $531) 531
Total Investments 98.3%
(identified cost $93,347) 98,642
Other Assets and Liabilities, Net - 1.7%
1,703
Net Assets - 100.0%
100,345

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 5 EUR 605 01/20
(4)
CAC40 Euro Index Futures 27 EUR 1,612 01/20
10
DAX Index Futures 4 EUR 1,325 03/20
(8)
Dow Jones U.S. Real Estate Index Futures 65 USD 2,389 03/20
57
EURO STOXX 50 Index Futures 26 EUR 970 03/20
(10)
FTSE 100 Index Futures 4 GBP 300 03/20
1
FTSE/MIB Index Futures 3 EUR 351 03/20
(1)
Hang Seng Index Futures 2 HKD 2,827 01/20
3
IBEX 35 Index Futures 5 EUR 476 01/20
(3)
MSCI EAFE Index Futures 15 USD 1,527 03/20
(4)
MSCI Emerging Markets Index Futures 18 USD 1,008 03/20
19
OMXS30 Index Futures 19 SEK 3,360 01/20
(2)
S&P 500 E-Mini Index Futures 19 USD 3,070 03/20
55
S&P/TSX 60 Index Futures 4 CAD 810 03/20
2
SPI 200 Index Futures 8 AUD 1,321 03/20
(28)
TOPIX Index Futures 6 JPY 103, 260 03/20
1
Short Positions
NASDAQ 100 E-Mini Index Futures 21 USD 3,676 03/20
(129)
Russell 1000 E-Mini Index Futures 5 USD 446 03/20
(8)
Russell 2000 E-Mini Index Futures 54 USD 4, 511 03/20
(62)
S&P 400 E-Mini Index Futures 3 USD 619 03/20
(12)
S&P 500 E-Mini Index Futures 42 USD 6, 785 03/20
(120)
S&P Financial Select Sector Index Futures 25 USD 2,369 03/20
(52)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(295)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 216 AUD 315 03/18/20 5
Bank of Montreal USD 373 CAD 494 03/18/20 6
Bank of Montreal USD 343 EUR 307 03/18/20 3
Bank of Montreal USD 197 HKD 1,542 03/18/20 1
Bank of Montreal USD 366 JPY 39,503 03/18/20 (1)
Bank of Montreal USD 30 MXN 575 03/18/20 1
Bank of Montreal CHF 118 USD 121 03/18/20 (2)
Bank of Montreal GBP 241 USD 318 03/18/20 (1)
Bank of Montreal SEK 432 USD 46 03/18/20 —
Bank of Montreal SGD 26 USD 19 03/18/20 —
Bank of Montreal ZAR 250 USD 17 03/18/20 (1)
Citigroup USD 981 CNY 6,920 03/18/20 11
Citigroup USD 21 RUB 1,340 03/18/20 1
Citigroup TWD 9,520 USD 315 03/18/20 (5)
Royal Bank of Canada USD 216 AUD 315 03/18/20 5
Royal Bank of Canada USD 374 CAD 494 03/18/20 6
Royal Bank of Canada USD 343 EUR 307 03/18/20 3
Royal Bank of Canada USD 197 HKD 1,542 03/18/20 1

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 366 JPY 39,503 03/18/20 (1)
Royal Bank of Canada USD 30 MXN 575 03/18/20 1
Royal Bank of Canada CHF 118 USD 121 03/18/20 (2)
Royal Bank of Canada GBP 241 USD 318 03/18/20 (2)
Royal Bank of Canada SEK 432 USD 46 03/18/20 —
Royal Bank of Canada SGD 26 USD 19 03/18/20 —
Royal Bank of Canada ZAR 250 USD 17 03/18/20 (1)
State Street INR 8,140 USD 114 03/18/20 —
State Street KRW 349,910 USD 294 03/18/20 (9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
19
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 5,544 5.000%
(2)
12/20/24
372 171 543
CDX NA Investment Grade
Index Bank of America
Purchase
USD 8,900 (1.000%)
(2)
12/20/24
(183) (51) (234)
Total Open Credit Indices Contracts (å) 189 120 309

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 98,111 $ — $ —
$ —
$ 98,111 97.8
Short-Term Investments — — —
531
531 0.5
Total Investments 98,111 — — 531 98,642 98.3
Other Assets and Liabilities, Net 1.7
100.0
Other Financial Instruments
Assets
Futures Contracts 148 — — — 148 0.1
Foreign Currency Exchange Contracts — 44 — — 44 —
*
Credit Default Swap Contracts — 543 — — 543 0.5
'
Liabilities
Futures Contracts (443) — — — (443) (0.4)
Foreign Currency Exchange Contracts — (25) — — (25) (—)
*
Credit Default Swap Contracts — (234) — — (234) (0.2)
Total Other Financial Instruments
**
$ (295) $ 328 $ — $ — $ 33
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
Russell Investment Funds
Moderate Strategy Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 44
Variation margin on futures contracts* 148 — —
Credit default swap contracts, at fair value — 543 —
Total
$ 148 $ 543 $ 44
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 443 $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 25
Credit default swap contracts, at fair value — 234 —
Total
$ 443 $ 234 $ 25
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (308) $ — $ — $ —
Futures contracts 1,042 — — (230)
Options written 42 — — —
Total return swap contracts (1,751) — — —
Credit default swap contracts — 23 — —
Foreign currency exchange contracts — — (3) —
Total
$ ( 9 75) $ 23 $ (3) $ (230)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 250 $ — $ — $ —
Futures contracts (87) — — 64
Options written 23 — — —
Credit default swap contracts — 184 — —
Foreign currency exchange contracts**** — — 47 —
Total
$ 186 $ 184 $ 47 $ 64
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 44 $ — $ 44
Credit Default Swap Contracts Credit default swap contracts, at fair value 543 — 543
Total Financial and Derivative Assets
587 — 587
Financial and Derivative Assets not subject to a netting agreement
(543) — (543)
Total Financial and Derivative Assets subject to a netting agreement
$ 44 $ — $ 44
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 17 $ 5 $ — $ 12
Citigroup
11 5 — 6
Royal Bank of Canada
16 5 — 11
Total
$ 44 $ 15 $ — $ 29

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 25 $ — $ 25
Credit Default Swap Contracts Credit default swap contracts, at fair value 234 — 234
Total Financial and Derivative Liabilities
259 — 259
Financial and Derivative Liabilities not subject to a netting agreement
(234) — (234)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 25 $ — $ 25
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 5 $ 5 $ — $ —
Citigroup 5 5 — —
Royal Bank of Canada 5 5 — —
State Street 10 — — 10
Total
$ 25 $ 15 $ — $ 10
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 93,347
Investments, at fair value(>) ...........................................................................................................................................................
98,642
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 44
Receivables:

From broker(a) ................................................................................................................................................................... 1,833
Credit default swap contracts, at fair value(+) ................................................................................................................................ 543
Total assets .................................................................................................................................................
101, 072
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 6
Due to broker ( b ) ................................................................................................................................................................ 104
Investments purchased ...................................................................................................................................................... 2
Fund shares redeemed ....................................................................................................................................................... 1
Accrued fees to affiliates .................................................................................................................................................... 4
Other accrued expenses ..................................................................................................................................................... 57
Variation margin on futures contracts ................................................................................................................................. 294
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 25
Credit default swap contracts, at fair value(+) ................................................................................................................................ 234
Total liabilities .............................................................................................................................................
727
Net Assets ............................................................................................................................................................
$ 100,345

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 5,289
Shares of beneficial interest ...........................................................................................................................................................
100
Additional paid-in capital ..............................................................................................................................................................
94,956
Net Assets ............................................................................................................................................................
$ 100,345
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.05
Net assets ............................................................................................................................................................................... $ 100,345,498
Shares outstanding ($.01 par value) ....................................................................................................................................... 9,984,121
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ 1 89
(>)     Investments in affiliated funds $ 98,642
(a)     Receivable from Broker for Futures $ 1,83 3
(b)     Due to Broker for Swaps $ 104
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 3,160
Interest .............................................................................................................................................................................. 3
Total investment income ...............................................................................................................................................................
3 ,163
Expenses
Advisory fees .................................................................................................................................................................... 203
Administrative fees ........................................................................................................................................................... 43
Custodian fees ................................................................................................................................................................... 52
Transfer agent fees ........................................................................................................................................................... 4
Professional fees ............................................................................................................................................................... 43
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 26
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 384
Expense reductions ........................................................................................................................................................... (242)
Net expenses .................................................................................................................................................................................
142
Net investment income (loss) ........................................................................................................................................................
3,021
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 92
Investments in affiliated funds .......................................................................................................................................... 154
Futures contracts .............................................................................................................................................................. 812
Options written ................................................................................................................................................................. 42
Foreign currency exchange contracts ................................................................................................................................ (3)
Total return swap contracts ............................................................................................................................................... (1,751)
Credit default swap contracts ............................................................................................................................................ 23
Capital gain distributions from affiliated funds ................................................................................................................. 1,093
Net realized gain (loss) ..................................................................................................................................................................
462
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 250
Investments in affiliated funds .......................................................................................................................................... 8,037
Futures contracts .............................................................................................................................................................. (23)
Options written ................................................................................................................................................................. 23
Foreign currency exchange contracts ................................................................................................................................ 47
Credit default swap contracts ............................................................................................................................................ 184
Foreign currency-related transactions ............................................................................................................................... 7
Net change in unrealized appreciation (depreciation) ................................................................................................................... 8,525
Net realized and unrealized gain (loss) ......................................................................................................................................... 8,987
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 12,008

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,021 $ 3,519
Net realized gain (loss) ...................................................................................................................... 462 2,715
Net change in unrealized appreciation (depreciation) ....................................................................... 8,525 (11,509)
Net increase (decrease) in net assets from operations ............................................................................. 12,008 (5,275)
Distributions
To shareholders ................................................................................................................................. (3,680) (5,778)
Net decrease in net assets from distributions .......................................................................................... (3,680) (5,778)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (9,08 6 ) (2,750)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(75 8 ) (13,803)
Net Assets
Beginning of period .................................................................................................................................
101,103 114,906
End of period ..........................................................................................................................................
$ 100,34 5 $ 101,103
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 401 $ 3,86 3 872 $ 8,698
Proceeds from reinvestment of distributions 384 3,680 601 5,778
Payments for shares redeemed (1,717) (16,629) (1,727) (17,226)
Total increase (decrease)
(932) $ (9, 086) (254) $ (2,750)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)
December 31, 2017 9.69 .25 .70 .95 (.23) (.12)
December 31, 2016 9.78 .31 .43 .74 (.38) (.45)
December 31, 2015 10.45 .26 (.43) (.17) (.25) (.25)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 23
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22
(.35) 10.29 9.88 114,906 .35 .13 2.57 20
(.83) 9.69 7.75 107,632 .33 .11 3.17 38
(.50) 9.78 (1.71) 108,045 .32 .11 2.57 29

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 1
Administration fees 3,601
Transfer agent fees 373
Trustee fees 442
$ 4,417
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 2,843 $ 408 $ 1,366 $ (357) $ 496 $ 2,024 $ 64 $ 2
RIC Global Infrastructure Fund 1,651 91 2,052 234 76 — 37 —
RIF Global Real Estate Securities
Fund 1,291 88 1,595 155 61 — 16 —
RIC Sustainable Equity Fund 57 3 72 7 5 — — —
RIC U.S. Dynamic Equity Fund 214 20 285 (32) 83 — 1 —
RIF U.S. Small Cap Equity Fund 7,096 954 2,437 (311) 1,743 7,045 40 105
RIF U.S. Strategic Equity Fund 1,521 5,798 579 (66) 390 7,064 50 299
RIC Investment Grade Bond Fund 12,122 924 1,779 7 636 11,910 416 —
RIC Opportunistic Credit Fund 6,280 397 7,006 421 (92) — 225 —
RIC Unconstrained Total Return
Fund 8,119 10,572 814 (2) 97 17,972 467 —
RIF Strategic Bond Fund 21,902 1,922 3,007 2 1,061 21,880 796 86
RIC Emerging Markets Fund 6,268 962 3,074 207 742 5,105 130 4
RIC Global Equity Fund 6,848 1,348 1,932 (86) 877 7,055 312 575
RIF International Developed Markets
Fund 5,736 727 1,364 (2) 931 6,028 150 —
RIC Multi-Strategy Income Fund 14,318 924 4,122 (23) 931 12,028 453 22
U.S. Cash Management Fund — 6,040 5,509 — — 531 3 —
$ 96,266 $ 31,178 $ 36,993 $ 154 $ 8,037 $ 98,642 $ 3,160 $ 1,093
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 94,471,654 $ 4,899,930 $ (451,424) $ 4,448,506 $ 1,192,617 $ (87,673)
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 1,227,506 $ 2,452,600 $ — $ 4,830,202 $ 947,736 $ —

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 25
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
26 Balanced Strategy Fund
Balanced Strategy Fund
Total
Return
1 Year 16 .45%
5 Years 5 .31%§
10 Years 6 .72%§
Bloomberg Barclays U.S. Aggregate Bond Index**
Total
Return
1 Year 8 .72%
5 Years 3 .05%§
10 Years 3 .75%§
Russell 1000
®
Index***
Total
Return
1 Year 31 .43%
5 Years 11 .48%§
10 Years 13 .54%§
MSCI World ex USA Index (Net)****
Total
Return
1 Year 22 .49%
5 Years 5 .42%§
10 Years 5 .32%§

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
Balanced Strategy Fund 27
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order
from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
16.45%. This is compared to the Fund’s primary benchmark, the
Bloomberg Barclays U.S. Aggregate Bond Index, which gained
8.72% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Allocation – 50% to 70% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 19.04%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Within the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes posted strong returns over the period.
The U.S. equity market, as broadly measured by the Russell
3000
®
Index, surged to 31.02% at period-end, closing out a
strong year. From a style perspective, growth outperformed value.
From a sector perspective, information technology was the best performing sector, while health care, materials, communication services and financials followed closely behind. The Fund’s
strategic exposure to non-U.S. equities benefited performance over the period, as market sentiment in emerging markets
improved due to apparent progress in the U.S.-China trade talks and a “phase one” deal.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a positive contributor to performance relative to the Fund’s fixed income benchmark during the period. Allocations to global real estate investment trusts and infrastructure benefited the Fund, as both asset classes posted strong double-digit returns. Further, allocations to non-
U.S. equities bolstered returns as well, outperforming the fixed income asset class.
The fixed income portion of the Fund’s portfolio provided positive results compared to the Fund’s fixed income benchmark. An
allocation to the RIF Strategic Bond Fund was positive from a benchmark-relative perspective as a result of its exposure to securitized credit, which generated an above market yield.
An allocation to the RIC Investment Grade Bond Fund also
contributed positively as a result of the Underlying Fund’s
underweight to government and government-guaranteed
securities and an overweight to securitized credit. An allocation to the RIC Opportunistic Credit Fund was additive due to its higher allocation to high yield relative to the Bloomberg Barclays
U.S. Aggregate Bond Index, and its emerging markets currency exposure provided a significant boost to active returns.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
exceeded the Fund’s fixed income benchmark. However, the
equity Underlying Funds generally underperformed their
respective equity benchmarks. The RIC Sustainable Equity
Fund underperformed its benchmark, as it was consistently
underweight stocks that have higher momentum and expensive
valuations and overweight stocks with higher profitability. Both factor tilts negatively impacted benchmark-relative performance over the year. The RIF International Developed Markets Fund

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
28 Balanced Strategy Fund
underperformed its benchmark due to its sector allocations –
for instance, an underweight to health care and overweight to communication services detracted. A tilt toward low valuation stocks was a meaningful driver of underperformance for the RIC
U.S. Dynamic Equity Fund. Coupled with negative stock selection within the information technology sector, the Underlying Fund underperformed its equity benchmark.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s fixed income benchmark.
The RIF Global Real Estate Securities Fund outperformed the
Fund’s benchmark due to the overall strength of the asset class relative to fixed income, as real assets were bolstered by a low interest rate environment. The RIC Global Infrastructure Fund outperformed both the Fund’s fixed income benchmark and its
listed infrastructure benchmark due to out-of-index exposures to construction and engineering and specialized REITs. The RIC
Commodity Strategies Fund outperformed its benchmark but
struggled against the Fund’s fixed income benchmark.
The multi-asset portion of the Fund’s portfolio outperformed the Fund’s fixed income benchmark. The RIC Multi-Strategy
Income Fund benefited from overweight positions to mortgage
back securities that added value due to the low interest rate environment. However, the Fund’s regional positioning was
challenged over the period, mainly driven by an overweight to
non-U.S. equity and a U.S. equity underweight.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
Effective on November 13, 2019, the Fund’s allocation to
the Underlying Funds in which it invests was modified to an
approximate target allocation of 53% to equity, 33% to fixed income, 10% to multi-asset and 4% to alternative asset classes.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy detracted over the period as the long positions underperformed, with the cost split evenly between the U.S. and
Canada. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
Balanced Strategy Fund 29
* Assumes initial investment on January 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
30 Balanced Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,055.50 $ 1,024 . 50
Expenses Paid During Period* $ 0 . 73 $ 0 . 71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.7%
Alternative - 4.0%
RIC Commodity Strategies Fund Class Y 1,016,471 5,296
RIF Global Real Estate Securities Fund 339,383 5,226
10,522
Domestic Equities - 18.0%
RIF U.S. Small Cap Equity Fund 1,106,965 15,830
RIF U.S. Strategic Equity Fund 1,982,797 31,784
47,614
Fixed Income - 32.6%
RIC Unconstrained Total Return Fund Class Y 3,420,578 33,932
RIF Strategic Bond Fund 4,918,090 51,935
85,867
International Equities - 33.1%
RIC Emerging Markets Fund Class Y 817,373 15,996
RIC Global Equity Fund Class Y 4,244,290 39,685
RIF International Developed Markets Fund 2,700,491 31,650
87,331
Multi-Asset - 10.0%
RIC Multi-Strategy Income Fund Class Y 2,608,640 26,321
Total Investments in Affiliated Funds
(cost $235,857) 257,655
Short-Term Investments - 1.0%
U.S. Cash Management Fund(@) 2,721,393 (∞)
2,722
Total Short-Term Investments
(cost $2,722) 2,722
Total Investments 98.7%
(identified cost $238,579) 260,377
Other Assets and Liabilities, Net - 1.3%
3,296
Net Assets - 100.0%
263,673

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 18 EUR 2,177 01/20
(14)
CAC40 Euro Index Futures 97 EUR 5,791 01/20
35
DAX Index Futures 14 EUR 4,636 03/20
(29)
Dow Jones U.S. Real Estate Index Futures 162 USD 5,954 03/20
143
EURO STOXX 50 Index Futures 88 EUR 3,282 03/20
(33)
FTSE 100 Index Futures 18 GBP 1,350 03/20
3
FTSE/MIB Index Futures 11 EUR 1,288 03/20
(3)
IBEX 35 Index Futures 16 EUR 1,525 01/20
(10)
MSCI EAFE Index Futures 9 USD 916 03/20
(2)
MSCI Emerging Markets Index Futures 84 USD 4,705 03/20
90
OMXS30 Index Futures 68 SEK 12,023 01/20
(6)
S&P/TSX 60 Index Futures 2 CAD 405 03/20
1
SPI 200 Index Futures 9 AUD 1,486 03/20
(31)
TOPIX Index Futures 25 JPY 430,249 03/20
4
Short Positions
Hang Seng Index Futures 1 HKD 1,414 01/20
(2)
MSCI Singapore Index Futures 1 SGD 37 01/20
—
NASDAQ 100 E-Mini Index Futures 85 USD 14,878 03/20
(520)
Russell 1000 E-Mini Index Futures 7 USD 625 03/20
(12)
S&P 400 E-Mini Index Futures 4 USD 826 03/20
(16)
S&P 500 E-Mini Index Futures 63 USD 10,179 03/20
(180)
S&P Financial Select Sector Index Futures 48 USD 4,549 03/20
(99)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(681)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TRY 1,760 USD 296 03/18/20 6
Bank of Montreal USD 502 CAD 663 03/18/20 9
Bank of Montreal USD 229 CHF 224 03/18/20 4
Bank of Montreal USD 870 JPY 94,023 03/18/20 (2)
Bank of Montreal USD 28 MXN 553 03/18/20 —
Bank of Montreal USD 202 NOK 1,850 03/18/20 9
Bank of Montreal AUD 909 USD 624 03/18/20 (15)
Bank of Montreal EUR 1,381 USD 1,542 03/18/20 (15)
Bank of Montreal GBP 910 USD 1,203 03/18/20 (4)
Bank of Montreal HKD 1,498 USD 192 03/18/20 (1)
Bank of Montreal SEK 618 USD 66 03/18/20 —
Bank of Montreal SGD 306 USD 225 03/18/20 (2)
Bank of Montreal ZAR 70 USD 5 03/18/20 —
Citigroup USD 503 CAD 663 03/18/20 8
Citigroup USD 229 CHF 224 03/18/20 4
Citigroup USD 2,188 CNY 15,430 03/18/20 24
Citigroup USD 871 JPY 94,023 03/18/20 (2)
Citigroup USD 29 MXN 553 03/18/20 —

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 202 NOK 1,850 03/18/20 9
Citigroup USD 29 RUB 1,880 03/18/20 1
Citigroup AUD 909 USD 626 03/18/20 (14)
Citigroup BRL 5,310 USD 1,277 03/18/20 (40)
Citigroup EUR 1,381 USD 1,542 03/18/20 (15)
Citigroup GBP 910 USD 1,203 03/18/20 (5)
Citigroup HKD 1,498 USD 192 03/18/20 (1)
Citigroup SEK 618 USD 66 03/18/20 —
Citigroup SGD 306 USD 225 03/18/20 (2)
Citigroup TWD 28,550 USD 945 03/18/20 (15)
Citigroup ZAR 70 USD 5 03/18/20 —
Royal Bank of Canada USD 502 CAD 663 03/18/20 9
Royal Bank of Canada USD 229 CHF 224 03/18/20 4
Royal Bank of Canada USD 871 JPY 94,023 03/18/20 (2)
Royal Bank of Canada USD 28 MXN 553 03/18/20 —
Royal Bank of Canada USD 202 NOK 1,850 03/18/20 8
Royal Bank of Canada AUD 909 USD 624 03/18/20 (15)
Royal Bank of Canada EUR 1,381 USD 1,542 03/18/20 (14)
Royal Bank of Canada GBP 910 USD 1,203 03/18/20 (5)
Royal Bank of Canada HKD 1,498 USD 192 03/18/20 (1)
Royal Bank of Canada SEK 618 USD 66 03/18/20 —
Royal Bank of Canada SGD 306 USD 225 03/18/20 (2)
Royal Bank of Canada ZAR 70 USD 5 03/18/20 —
State Street INR 49,110 USD 686 03/18/20 2
State Street KRW 1,695,470 USD 1,426 03/18/20 (44)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(119)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 1,980 5.000%
(2)
12/20/24
133 61 194
CDX NA Investment Grade
Index Bank of America
Purchase
USD 16,800 (1.000%)
(2)
12/20/24
(343) (98) (441)
Total Open Credit Indices Contracts (å) (210) (37) (247)

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
34 Balanced Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 257,655 $ — $ —
$ —
$ 257,655 97. 7
Short-Term Investments — — —
2,722
2,722 1.0
Total Investments 257,655 — — 2,722 260,377 98. 7
Other Assets and Liabilities, Net 1.3
100.0
Other Financial Instruments
Assets
Futures Contracts 276 — — — 276 0.1
Foreign Currency Exchange Contracts — 9 7 — — 9 7 —
*
Credit Default Swap Contracts — 194 — — 194 0.1
'
Liabilities
Futures Contracts (957) — — — (957) (0.4)
Foreign Currency Exchange Contracts — (21 6 ) — — (216) (0.1)
Credit Default Swap Contracts — (441) — — (441) (0.2)
Total Other Financial Instruments
**
$ (681) $ (366) $ — $ — $ (1,047)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
Fair Value of Derivative Instruments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 35
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 97
Variation margin on futures contracts* 276 — —
Credit default swap contracts, at fair value — 194 —
Total
$ 276 $ 194 $ 97
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 957 $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 216
Credit default swap contracts, at fair value — 441 —
Total
$ 957 $ 441 $ 216
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (933) $ — $ — $ —
Futures contracts 5,027 — — (400)
Options written 107 — — —
Total return swap contracts (4,12 6 ) — — —
Credit default swap contracts — (156) — —
Foreign currency exchange contracts — — 611 —
Total
$ 7 5 $ (15 6 ) $ 611 $ (400)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 633 $ — $ — $ —
Futures contracts 281 — — 72
Options written 59 — — —
Total return swap contracts 551 — — —
Credit default swap contracts — 143 — —
Foreign currency exchange contracts — — (141) —
Total
$ 1,5 24 $ 143 $ (141) $ 72
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
36 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 97 $ — $ 97
Credit Default Swap Contracts Credit default swap contracts, at fair value 194 — 194
Total Financial and Derivative Assets
291 — 291
Financial and Derivative Assets not subject to a netting agreement
(194) — (194)
Total Financial and Derivative Assets subject to a netting agreement
$ 97 $ — $ 97
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 5 $ — $ — $ 5
Bank of Montreal
22 — — 22
Citigroup
45 — — 45
Royal Bank of Canada
22 — — 22
State Street
3 — — 3
Total
$ 97 $ — $ — $ 97

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 37
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 216 $ — $ 216
Credit Default Swap Contracts Credit default swap contracts, at fair value 441 — 441
Total Financial and Derivative Liabilities
657 — 657
Financial and Derivative Liabilities not subject to a netting agreement
(441) — (441)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 216 $ — $ 216
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 40 $ — $ — $ 40
Citigroup 93 — — 93
Royal Bank of Canada 39 — — 39
State Street 44 — — 4 4
Total
$ 216 $ — $ — $ 216
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Balanced Strategy Fund
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 238,579
Investments, at fair value(>) ...........................................................................................................................................................
260,377
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 97
Receivables:
Dividends and interest ....................................................................................................................................................... 8
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 20
From broker(a)(b) ............................................................................................................................................................... 4 , 414
Credit default swap contracts, at fair value(+) ................................................................................................................................ 194
Total assets .................................................................................................................................................
265 , 115
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 20
Accrued fees to affiliates .................................................................................................................................................... 15
Other accrued expenses ..................................................................................................................................................... 71
Variation margin on futures contracts ................................................................................................................................. 679
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 216
Credit default swap contracts, at fair value(+) ................................................................................................................................ 441
Total liabilities .............................................................................................................................................
1 , 442
Net Assets ............................................................................................................................................................
$ 263,673

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 39
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 22,674
Shares of beneficial interest ...........................................................................................................................................................
270
Additional paid-in capital ..............................................................................................................................................................
240,729
Net Assets ............................................................................................................................................................
$ 263,673
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.78
Net assets ............................................................................................................................................................................... $ 263,673,300
Shares outstanding ($.01 par value) ....................................................................................................................................... 26,970,857
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (210)
(>)     Investments in affiliated funds $ 260,377
(a)     Receivable from Broker for Futures $ 4,041
(b)     Receivable from Broker for Swaps $ 373
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
40 Balanced Strategy Fund
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 7,900
Expenses
Advisory fees .................................................................................................................................................................... 521
Administrative fees ........................................................................................................................................................... 111
Custodian fees ................................................................................................................................................................... 55
Transfer agent fees ............................................................................................................................................................ 11
Professional fees ............................................................................................................................................................... 55
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 51
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 825
Expense reductions ........................................................................................................................................................... (461)
Net expenses .................................................................................................................................................................................
364
Net investment income (loss) ........................................................................................................................................................
7,536
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (933)
Investments in affiliated funds .......................................................................................................................................... (297)
Futures contracts .............................................................................................................................................................. 4,627
Options written ................................................................................................................................................................. 107
Foreign currency exchange contracts ................................................................................................................................ 611
Total return swap contracts ............................................................................................................................................... (4,126)
Credit default swap contracts ............................................................................................................................................ (156)
Capital gain distributions from affiliated funds ................................................................................................................. 5,060
Net realized gain (loss) ..................................................................................................................................................................
4,893
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 633
Investments in affiliated funds .......................................................................................................................................... 25,194
Futures contracts .............................................................................................................................................................. 353
Options written ................................................................................................................................................................. 59
Foreign currency exchange contracts ................................................................................................................................ (141)
Total return swap contracts ............................................................................................................................................... 551
Credit default swap contracts ............................................................................................................................................ 143
Foreign currency-related transactions ............................................................................................................................... 44
Net change in unrealized appreciation (depreciation) ................................................................................................................... 26,836
Net realized and unrealized gain (loss) ......................................................................................................................................... 31,729
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 39,265

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 41
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,536 $ 9,202
Net realized gain (loss) ...................................................................................................................... 4,893 10,079
Net change in unrealized appreciation (depreciation) ....................................................................... 26,836 (37,870)
Net increase (decrease) in net assets from operations ............................................................................. 39,265 (18,589)
Distributions
To shareholders ................................................................................................................................. (8,971) (23,207)
Net decrease in net assets from distributions .......................................................................................... (8,971) (23,207)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (19,950) (134)
Total Net Increase (Decrease) in Net Assets ..........................................................................
10,344 (41,930)
Net Assets
Beginning of period .................................................................................................................................
253,329 295,259
End of period ..........................................................................................................................................
$ 263,673 $ 253,329
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 855 $ 7,917 728 $ 7,156
Proceeds from reinvestment of distributions 962 8,971 2,507 23,207
Payments for shares redeemed (3,973) (36,838) (3,134) (30,497)
Total increase (decrease)
(2,156) $ (19,950) 101 $ (134)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
42 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)
December 31, 2017 9.74 .28 .87 1.15 (.25) (.47)
December 31, 2016 9.38 .24 .60 .84 (.32) (.16)
December 31, 2015 10.40 .22 (.44) (.22) (.22) (.58)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 43
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13
(.72) 10.17 12.00 295,259 .31 .13 2.74 35
(.48) 9.74 9.05 282,137 .30 .11 2.55 19
(.80) 9.38 (2.30) 288,675 .29 .11 2.16 23

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 3,115
Administration fees 9,472
Transfer agent fees 981
Trustee fees 1,090
$ 14,658
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 7,773 $ 1,029 $ 3,874 $ (2,036) $ 2,404 $ 5,296 $ 166 $ 5
RIC Global Infrastructure Fund 4,712 234 5,827 584 297 — 106 —
RIF Global Real Estate Securities
Fund 4,005 1,499 878 4 596 5,226 246 —
RIC Sustainable Equity Fund 4,594 219 5,796 3,376 (2,393) — 28 —
RIC U.S. Dynamic Equity Fund 1,646 136 2,181 (295) 694 — 8 —
RIF U.S. Small Cap Equity Fund 12,168 2,502 1,413 (156) 2,729 15,830 83 236
RIF U.S. Strategic Equity Fund 3,310 28,924 1,176 61 665 31,784 197 1,311
RIC Opportunistic Credit Fund 9,978 952 11,444 155 359 — 355 —
RIC Unconstrained Total Return
Fund 17,752 17,762 1,811 (10) 239 33,932 934 —
RIF Strategic Bond Fund 59,148 6,485 16,580 204 2,678 51,935 2,010 204
RIC Emerging Markets Fund 19,350 3,001 9,310 305 2,650 15,996 413 13
RIC Global Equity Fund 43,074 7,308 16,233 (1,636) 7,172 39,685 1,759 3,244
RIF International Developed Markets
Fund 29,977 2,791 6,100 (781) 5,763 31,650 791 —
RIC Multi-Strategy Income Fund 20,102 6,949 1,998 (73) 1,341 26,321 790 47
U.S. Cash Management Fund 10 14,395 11,684 1 — 2,722 14 —
$ 237,599 $ 94,186 $ 96,305 $ (297) $ 25,194 $ 260,377 $ 7,900 $ 5,060
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 240,901,100 $ 20,200,530 $ (1,018,251) $ 19,182,279 $ 1,475,611 $ 3,571,549
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 4,016,825 $ 4,954,324 $ — $ 15,120,983 $ 8,085,679 $ —

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 45
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
46 Growth Strategy Fund
Growth Strategy Fund
Total
Return
1 Year 18 .06%
5 Years 5 .90%§
10 Years 7 .27%§
Russell 1000
®
Index**
Total
Return
1 Year 31 .43%
5 Years 11 .48%§
10 Years 13 .54%§
Bloomberg Barclays U.S. Aggregate Bond Index***
Total
Return
1 Year 8 .72%
5 Years 3 .05%§
10 Years 3 .75%§
MSCI World ex USA Index (Net)****
Total
Return
1 Year 22 .49%
5 Years 5 .42%§
10 Years 5 .32%§

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
Growth Strategy Fund 47
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order
from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
18.06%. This is compared to the Fund’s primary benchmark,
the Russell 1000
®
Index, which gained 31.43% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Allocation – 70% to 85% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 21.50%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Within the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes posted strong returns over the period.
The U.S. equity market, as broadly measured by the Russell
3000
®
Index, surged to 31.02% at period-end, closing out a
strong year. From a style perspective, growth outperformed value.
From a sector perspective, information technology was the best performing sector, while health care, materials, communication services and financials followed closely behind. The Fund’s
strategic exposure to non-U.S. equities benefited performance over the period as market sentiment in emerging markets
improved due to apparent progress in the U.S.-China trade talks and a “phase one” deal.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
The Fund’s asset allocation was a detractor to performance relative to the Fund’s equity benchmark during the period. Allocations to global real estate investment trusts and infrastructure were costly, as were exposures to high yield credit and treasuries. Commodities delivered positive absolute performance, yet the Fund’s allocation to this asset class detracted as equities outperformed broadly across asset classes.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. Allocations to the RIF Strategic
Bond Fund and RIC Opportunistic Credit Fund detracted as fixed income underperformed the broader equity markets.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
underperformed the Fund’s equity benchmark. In addition,
the equity Underlying Funds generally underperformed their
respective equity benchmarks. The RIC Sustainable Equity Fund underperformed its benchmark, as it was consistently underweight stocks with higher momentum and expensive and overweight
stocks with higher profitability. Both factor tilts negatively impacted benchmark-relative performance over the year. The
RIF International Developed Markets Fund underperformed
its benchmark due to sector allocations – for instance, an
underweight to health care and overweight to communication
services detracted. A tilt toward low valuation stocks was also a meaningful driver of underperformance for the RIC U.S. Dynamic
Equity Fund. Coupled with negative stock selection within the information technology sector, the Fund underperformed its
equity benchmark.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s equity benchmark. The

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
48 Growth Strategy Fund
RIF Global Real Estate Securities Fund underperformed the
Fund’s benchmark due to the relative strength of equities over real estate investment trusts. The RIC Global Infrastructure Fund underperformed the Fund’s equity benchmark but outperformed
its listed infrastructure benchmark due to out-of-index exposures to construction and engineering and specialized REITs. The
RIC Commodity Strategies Fund struggled against the Fund’s
benchmark but fared better against its assigned benchmark.
The multi-asset portion of the Fund’s portfolio underperformed the
Fund’s equity benchmark. The RIC Multi-Asset Growth Strategy
Fund struggled to beat the equity returns with more diversified allocation to equity and fixed asset classes.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
Effective on November 13, 2019, the Fund’s allocation to
the Underlying Funds in which it invests was modified to an
approximate target allocation of 70% to equity, 16% to fixed income, 10% to multi-asset and 4% to alternative asset classes.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy detracted over the period as the long positions underperformed, with the cost split evenly between the U.S. and
Canada. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.
* Assumes initial investment on January 1, 2010.
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
Growth Strategy Fund 49
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,060.30 $ 1,024. 45
Expenses Paid During Period* $ 0.78 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
50 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.6%
Alternative - 4.0%
RIC Commodity Strategies Fund Class Y 791,400 4,123
RIF Global Real Estate Securities Fund 263,644 4,060
8,183
Domestic Equities - 31.0%
RIF U.S. Small Cap Equity Fund 1,289,321 18,437
RIF U.S. Strategic Equity Fund 2,828,119 45,335
63,772
Fixed Income - 15.7%
RIC Unconstrained Total Return Fund Class Y 2,031,935 20,157
RIF Strategic Bond Fund 1,138,752 12,025
32,182
International Equities - 37.0%
RIC Emerging Markets Fund Class Y 742,543 14,532
RIC Global Equity Fund Class Y 3,297,891 30,836
RIF International Developed Markets Fund 2,622,683 30,738
76,106
Multi-Asset - 9.9%
RIC Multi-Asset Growth Strategy Fund Class Y 1,970,929 20,320
Total Investments in Affiliated Funds
(cost $181,634) 200,563
Short-Term Investments - 0.8%
U.S. Cash Management Fund(@) 1,620,687 (∞)
1,621
Total Short-Term Investments
(cost $1,621) 1,621
Total Investments 98.4%
(identified cost $183,255) 202,184
Other Assets and Liabilities, Net - 1.6%
3,225
Net Assets - 100.0%
205,409

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 51
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 14 EUR 1,693 01/20
(11)
CAC40 Euro Index Futures 80 EUR 4,776 01/20
29
DAX Index Futures 11 EUR 3,643 03/20
(23)
Dow Jones U.S. Real Estate Index Futures 60 USD 2,205 03/20
53
EURO STOXX 50 Index Futures 73 EUR 2,722 03/20
(27)
FTSE 100 Index Futures 20 GBP 1,500 03/20
4
FTSE/MIB Index Futures 9 EUR 1,053 03/20
(2)
IBEX 35 Index Futures 14 EUR 1,334 01/20
(9)
MSCI EAFE Index Futures 24 USD 2,444 03/20
(7)
MSCI Emerging Markets Index Futures 68 USD 3,809 03/20
73
OMXS30 Index Futures 56 SEK 9,902 01/20
(5)
S&P/TSX 60 Index Futures 14 CAD 2,835 03/20
8
SPI 200 Index Futures 14 AUD 2,311 03/20
(48)
TOPIX Index Futures 26 JPY 447,460 03/20
4
United States 2 Year Treasury Note Futures 43 USD 9,267 03/20
(5)
Short Positions
NASDAQ 100 E-Mini Index Futures 59 USD 10,328 03/20
(361)
Russell 1000 E-Mini Index Futures 7 USD 625 03/20
(12)
Russell 2000 E-Mini Index Futures 54 USD 4,511 03/20
(62)
S&P 400 E-Mini Index Futures 4 USD 826 03/20
(16)
S&P 500 E-Mini Index Futures 77 USD 12,440 03/20
(221)
S&P Financial Select Sector Index Futures 12 USD 1,137 03/20
(25)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(663)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 505 CAD 668 03/18/20 9
Bank of Montreal USD 774 JPY 83,623 03/18/20 (1)
Bank of Montreal AUD 113 USD 78 03/18/20 (2)
Bank of Montreal CHF 388 USD 396 03/18/20 (6)
Bank of Montreal EUR 2,008 USD 2,242 03/18/20 (22)
Bank of Montreal GBP 1,451 USD 1,918 03/18/20 (7)
Bank of Montreal HKD 893 USD 114 03/18/20 —
Bank of Montreal MXN 760 USD 39 03/18/20 (1)
Bank of Montreal SEK 620 USD 66 03/18/20 —
Bank of Montreal SGD 55 USD 41 03/18/20 —
Bank of Montreal ZAR 133 USD 9 03/18/20 (1)
Citigroup USD 506 CAD 668 03/18/20 8
Citigroup USD 2,113 CNY 14,900 03/18/20 22
Citigroup USD 774 JPY 83,623 03/18/20 (2)
Citigroup USD 42 RUB 2,680 03/18/20 1
Citigroup AUD 113 USD 78 03/18/20 (2)
Citigroup CHF 388 USD 396 03/18/20 (6)
Citigroup EUR 2,008 USD 2,242 03/18/20 (21)

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
52 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup GBP 1,451 USD 1,918 03/18/20 (8)
Citigroup HKD 893 USD 114 03/18/20 —
Citigroup MXN 760 USD 39 03/18/20 (1)
Citigroup SEK 620 USD 66 03/18/20 —
Citigroup SGD 55 USD 41 03/18/20 —
Citigroup TWD 28,550 USD 945 03/18/20 (15)
Citigroup ZAR 133 USD 9 03/18/20 —
Royal Bank of Canada USD 505 CAD 668 03/18/20 9
Royal Bank of Canada USD 774 JPY 83,623 03/18/20 (2)
Royal Bank of Canada AUD 113 USD 78 03/18/20 (2)
Royal Bank of Canada CHF 388 USD 396 03/18/20 (6)
Royal Bank of Canada EUR 2,008 USD 2,243 03/18/20 (21)
Royal Bank of Canada GBP 1,451 USD 1,918 03/18/20 (7)
Royal Bank of Canada HKD 893 USD 114 03/18/20 —
Royal Bank of Canada MXN 760 USD 39 03/18/20 (1)
Royal Bank of Canada SEK 620 USD 66 03/18/20 —
Royal Bank of Canada SGD 55 USD 41 03/18/20 —
Royal Bank of Canada ZAR 133 USD 9 03/18/20 (1)
State Street KRW 233,270 USD 196 03/18/20 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(92)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 9,900 (5.000%)
(2)
12/20/24
(664) (306) (970)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 5,300 (1.000%)
(2)
12/20/24
(108) (31) (139)
Total Open Credit Indices Contracts (å) (772) (337) (1,109)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 200,563 $ — $ —
$ —
$ 200,563 97.6
Short-Term Investments — — —
1,621
1,621 0.8
Total Investments 200,563 — — 1,621 202,184 98.4
Other Assets and Liabilities, Net 1.6
100.0

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 53
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 171 — — — 171 0.1
Foreign Currency Exchange Contracts — 49 — — 49 — *
'
Liabilities
Futures Contracts (834) — — — (834) (0. 4 )
Foreign Currency Exchange Contracts — (14 1 ) — — (14 1 ) (0.1)
Credit Default Swap Contracts — (1,109) — — (1,109) (0.5)
Total Other Financial Instruments
**
$ (663) $ (1,201) $ — $ — $ (1,864)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
54 Growth Strategy Fund
Russell Investment Funds
Growth Strategy Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 49 $ —
Variation margin on futures contracts* 171 — — —
Total
$ 171 $ — $ 49 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 829 $ — $ — $ 5
Unrealized depreciation on foreign currency exchange contracts — — 141 —
Credit default swap contracts, at fair value — 1,109 — —
Total
$ 829 $ 1,109 $ 141 $ 5
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (704) $ — $ — $ —
Futures contracts 1,027 — — 801
Options written 81 — — —
Total return swap contracts (1,767) — — —
Credit default swap contracts — (255) — —
Foreign currency exchange contracts — — 406 —
Total
$ (1,363) $ (255) $ 406 $ 801
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 479 $ — $ — $ —
Futures contracts (691) — — (420)
Options written 45 — — —
Credit default swap contracts — (629) — —
Foreign currency exchange contracts — — (16) —
Total
$ (167) $ (629) $ (16) $ (420)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 55
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 49 $ — $ 49
Total Financial and Derivative Assets
49 — 49
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 49 $ — $ 49
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 9 $ 9 $ — $ —
Citigroup
31 31 — —
Royal Bank of Canada
9 9 — —
Total
$ 49 $ 49 $ — $ —

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
56 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 141 $ — $ 141
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,109 — 1,109
Total Financial and Derivative Liabilities
1,250 — 1,250
Financial and Derivative Liabilities not subject to a netting agreement
(1,109) — (1,109)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 141 $ — $ 141
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 39 $ 9 $ — $ 30
Citigroup 56 31 — 25
Royal Bank of Canada 40 9 — 31
State Street 6 — — 6
Total
$ 141 $ 49 $ — $ 92
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 57
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 183,255
Investments, at fair value(>) ...........................................................................................................................................................
202,184
Cash ............................................................................................................................................................................................... 2 2
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 49
Receivables:
Dividends and interest ....................................................................................................................................................... 1
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 3
Fund shares sold ................................................................................................................................................................ 1
From broker(a)(b) ............................................................................................................................................................... 5 , 136
Total assets .................................................................................................................................................
20 7, 399
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 3
Accrued fees to affiliates .................................................................................................................................................... 10
Other accrued expenses ..................................................................................................................................................... 66
Variation margin on futures contracts ................................................................................................................................. 661
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 141
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,109
Total liabilities .............................................................................................................................................
1, 990
Net Assets ............................................................................................................................................................
$ 205,409

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
58 Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 20,59 9
Shares of beneficial interest ...........................................................................................................................................................
211
Additional paid-in capital ..............................................................................................................................................................
184, 599
Net Assets ............................................................................................................................................................
$ 205,409
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.72
Net assets ............................................................................................................................................................................... $ 205,409,104
Shares outstanding ($.01 par value) ....................................................................................................................................... 21,122,235
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (772)
(>)     Investments in affiliated funds $ 202,184
(a)     Receivable from Broker for Futures $ 3,684
(b)     Receivable from Broker for Swaps $ 1 , 452
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 59
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 5,245
Interest .............................................................................................................................................................................. 25
Total investment income ...............................................................................................................................................................
5,270
Expenses
Advisory fees .................................................................................................................................................................... 401
Administrative fees ........................................................................................................................................................... 85
Custodian fees ................................................................................................................................................................... 52
Transfer agent fees ............................................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 51
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 43
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 658
Expense reductions ........................................................................................................................................................... (358)
Net expenses .................................................................................................................................................................................
300
Net investment income (loss) ........................................................................................................................................................
4,970
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (704)
Investments in affiliated funds .......................................................................................................................................... 465
Futures contracts .............................................................................................................................................................. 1,828
Options written ................................................................................................................................................................. 81
Foreign currency exchange contracts ................................................................................................................................ 406
Total return swap contracts ............................................................................................................................................... (1,767)
Credit default swap contracts ............................................................................................................................................ (255)
Capital gain distributions from affiliated funds ................................................................................................................. 4,83 8
Net realized gain (loss) ..................................................................................................................................................................
4,89 2
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 479
Investments in affiliated funds .......................................................................................................................................... 24,55 9
Futures contracts .............................................................................................................................................................. (1,111)
Options written ................................................................................................................................................................. 45
Foreign currency exchange contracts ................................................................................................................................ (16)
Credit default swap contracts ............................................................................................................................................ (6 29 )
Foreign currency-related transactions ............................................................................................................................... 33
Net change in unrealized appreciation (depreciation) ................................................................................................................... 23,3 60
Net realized and unrealized gain (loss) ......................................................................................................................................... 28,25 2
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 33,22 2

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
60 Growth Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,970 $ 7,905
Net realized gain (loss) ...................................................................................................................... 4,89 2 12,922
Net change in unrealized appreciation (depreciation) ....................................................................... 23,3 60 (37,685)
Net increase (decrease) in net assets from operations ............................................................................. 33,22 2 (16,858)
Distributions
To shareholders ................................................................................................................................. (12,31 1 ) (18,776)
Net decrease in net assets from distributions .......................................................................................... (12,31 1 ) (18,776)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (5,54 4 ) 4,841
Total Net Increase (Decrease) in Net Assets ..........................................................................
15,367 (30,793)
Net Assets
Beginning of period .................................................................................................................................
190,042 220,835
End of period ..........................................................................................................................................
$ 205,409 $ 190,042
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 453 $ 4,14 5 592 $ 6,014
Proceeds from reinvestment of distributions 1,362 12,311 1,994 18,776
Payments for shares redeemed (2,393) (22,000) (1,991) (19,949)
Total increase (decrease)
(578) $ (5,54 4 ) 595 $ 4,841

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
62 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)
December 31, 2017 9.53 .34 1.13 1.47 (.32) (.22)
December 31, 2016 8.94 .20 .66 .86 (.27) —(f)
December 31, 2015 10.07 .17 (.48) (.31) (.18) (.64)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 63
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.58) 9.72 18.06 205,409 .33 .15 2.48 35
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18
(.54) 10.46 15.65 220,835 .32 .14 3.37 29
(.27) 9.53 9.73 205,944 .30 .12 2.14 18
(.82) 8.94 (3.31) 200,116 .30 .11 1.78 23

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
64 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Advisory fees $ 1,140
Administration fees 7,350
Transfer agent fees 761
Trustee fees 810
$ 10,061
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 5,452 $ 618 $ 2,199 $ (1,893) $ 2,145 $ 4,123 $ 129 $ 4
RIC Global Infrastructure Fund 3,455 135 4,244 474 180 — 80 —
RIF Global Real Estate Securities
Fund 4,989 386 2,100 110 675 4,060 217 —
RIC Sustainable Equity Fund 8,815 289 11,017 6,129 (4,216) — 56 —
RIC U.S. Dynamic Equity Fund 6,146 278 7,903 (1,190) 2,669 — 29 —
RIF U.S. Small Cap Equity Fund 19,347 1,660 6,492 (715) 4,637 18,437 112 274
RIF U.S. Strategic Equity Fund 15,797 28,782 2,707 (188) 3,651 45,335 377 1,989
RIC Opportunistic Credit Fund 2,281 146 2,545 (38) 156 — 83 —
RIC Unconstrained Total Return
Fund 22,086 1,853 4,204 (18) 440 20,157 794 —
RIF Strategic Bond Fund 9,871 3,051 1,350 27 426 12,025 391 47
RIC Emerging Markets Fund 14,843 2,001 4,673 6 2,355 14,532 373 11
RIC Global Equity Fund 32,301 4,957 10,521 (934) 5,033 30,836 1,362 2,513
RIF International Developed Markets
Fund 31,817 2,558 8,890 (1,305) 6,558 30,738 771 —
RIC Multi-Asset Growth Strategy
Fund — 20,527 57 — (150) 20,320 461 —
U.S. Cash Management Fund 19 10,427 8,825 — — 1,621 10 —
$ 177,219 $ 77,668 $ 77,727 $ 465 $ 24,559 $ 202,184 $ 5,245 $ 4,838
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 184,877,256 $ 18,507,745 $ (2,343,662) $ 16,164,083 $ 2,538,831 $ 3,418,527

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 65
For the fiscal years ended December 31, 2019 and December 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 1,404,242 $ 10,906,819 $ — $ 10,477,718 $ 8,298,093 $ —
Federal Income Taxes, continued

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
66 Equity Growth Strategy Fund
Equity Growth Strategy Fund
Total
Return
1 Year 20 .09%
5 Years 6 .37%§
10 Years 7 .74%§
Russell 1000
®
Index**
Total
Return
1 Year 31 .43%
5 Years 11 .48%§
10 Years 13 .54%§
MSCI World ex USA Index (Net)***
Total
Return
1 Year 22 .49%
5 Years 5 .42%§
10 Years 5 .32%§

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
Equity Growth Strategy Fund 67
The Equity Growth Strategy Fund (the “Fund”) is a fund of
funds that invests principally in other Russell Investment Funds
(“RIF”) and Russell Investment Company (“RIC”) mutual funds
(the “Underlying Funds”). The Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive order
from the Securities and Exchange Commission (“SEC”) permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
20.09%. This is compared to the Fund’s primary benchmark,
the Russell 1000
®
Index, which gained 31.43% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Allocation – 70% to 85% Equity Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 21.50%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Within the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes posted strong returns over the period.
The U.S. equity market, as broadly measured by the Russell
3000
®
Index, surged to 31.02% at period-end, closing out a
strong year. From a style perspective, growth outperformed value.
From a sector perspective, information technology was the best performing sector, while health care, materials, communication services and financials followed closely behind. The Fund’s
strategic exposure to non-U.S. equities benefited performance over the period as market sentiment in emerging markets
improved due to apparent progress in the U.S.-China trade talks and a “phase one” deal.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
The Fund’s asset allocation was a detractor to performance relative to the Fund’s equity benchmark during the period. Allocations to global real estate investment trusts and infrastructure were costly, as were exposures to high yield credit and treasuries. Commodities delivered positive absolute performance, yet the Fund’s allocation to this asset class detracted as equities outperformed broadly across asset classes.
The fixed income portion of the Fund’s portfolio underperformed the
Fund’s equity benchmark. Allocations to the RIC Unconstrained
Total Return Fund and RIC Opportunistic Credit Fund detracted as fixed income underperformed the broader equity markets.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
underperformed the Fund’s equity benchmark. In addition,
the equity Underlying Funds generally underperformed their
respective equity benchmarks. The RIC Sustainable Equity Fund underperformed its benchmark, as it was consistently underweight stocks with higher momentum and expensive and overweight
stocks with higher profitability. Both factor tilts negatively impacted benchmark-relative performance over the year. The
RIF International Developed Markets Fund underperformed
its benchmark due to sector allocations – for instance, an
underweight to health care and overweight to communication
services detracted. A tilt toward low valuation stocks was also a meaningful driver of underperformance for the RIC U.S. Dynamic
Equity Fund. Coupled with negative stock selection within the information technology sector, the Fund underperformed its
equity benchmark.
The alternative assets portion of the Fund’s portfolio provided negative results compared to the Fund’s equity benchmark. The
RIF Global Real Estate Securities Fund underperformed the

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
68 Equity Growth Strategy Fund
Fund’s benchmark due to the relative strength of equities over real estate investment trusts. The RIC Global Infrastructure Fund underperformed the Fund’s equity benchmark but outperformed
its listed infrastructure benchmark due to out-of-index exposures to construction and engineering and specialized REITs. The
RIC Commodity Strategies Fund struggled against the Fund’s
benchmark but fared better against its assigned benchmark.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. The RIC Multi-Asset Growth
Strategy Fund struggled to beat the equity returns with a more diversified allocation to equity and fixed asset classes.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
Effective on November 13, 2019, the Fund’s allocation to
the Underlying Funds in which it invests was modified to an
approximate target allocation of 80% to equity, 11% to fixed income, 4% to multi-asset and 5% to alternative asset classes.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy detracted over the period as the long positions underperformed, with the cost split evenly between the U.S. and
Canada. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a RIF Fund are based on numerous factors, should not
be relied on as an indication of investment decisions of any
RIF Fund.
* Assumes initial investment on January 1, 2010.
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
Equity Growth Strategy Fund 69
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,066.90 $ 1,024. 45
Expenses Paid During Period* $ 0.78 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
70 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.6%
Alternative - 4.9%
RIC Commodity Strategies Fund Class Y 187,272 976
RIF Global Real Estate Securities Fund 94,123 1,449
2,425
Domestic Equities - 33.6%
RIF U.S. Small Cap Equity Fund 407,542 5,828
RIF U.S. Strategic Equity Fund 669,690 10,735
16,563
Fixed Income - 10.7%
RIC Unconstrained Total Return Fund Class Y 532,663 5,284
International Equities - 43.5%
RIC Emerging Markets Fund Class Y 201,599 3,945
RIC Global Equity Fund Class Y 1,092,479 10,215
RIF International Developed Markets Fund 620,583 7,273
21,433
Multi-Asset - 3.9%
RIC Multi-Asset Growth Strategy Fund Class Y 186,868 1,927
Total Investments in Affiliated Funds
(cost $42,411 ) 47,632
Short-Term Investments - 1.9%
U.S. Cash Management Fund(@) 958,089 (∞)
958
Total Short-Term Investments
(cost $958) 958
Total Investments 98.5%
(identified cost $43,369) 48,590
Other Assets and Liabilities, Net - 1.5%
726
Net Assets - 100.0%
49,316

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 71
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 484 01/20
(3)
CAC40 Euro Index Futures 20 EUR 1,194 01/20
7
DAX Index Futures 3 EUR 993 03/20
(6)
Dow Jones U.S. Real Estate Index Futures 66 USD 2,425 03/20
58
Euro STOXX 50 Index Futures 18 EUR 671 03/20
(7)
FTSE 100 Index Futures 7 GBP 525 03/20
1
FTSE/MIB Index Futures 2 EUR 234 03/20
(1)
IBEX 35 Index Futures 3 EUR 286 01/20
(2)
MSCI EAFE Index Futures 12 USD 1,222 03/20
(3)
OMXS30 Index Futures 13 SEK 2,299 01/20
(1)
Russell 1000 E-Mini Index Futures 1 USD 89 03/20
2
SPI 200 Index Futures 3 AUD 495 03/20
(10)
TOPIX Index Futures 4 JPY 68,839 03/20
1
Short Positions
MSCI Emerging Markets Index Futures 25 USD 1,400 03/20
(27)
NASDAQ 100 E-Mini Index Futures 16 USD 2,800 03/20
(98)
Russell 2000 E-Mini Index Futures 23 USD 1,921 03/20
(27)
S&P 500 E-Mini Index Futures 8 USD 1,292 03/20
(23)
S&P Financial Select Sector Index Futures 12 USD 1,137 03/20
(25)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(164)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 304 AUD 443 03/18/20 8
Bank of Montreal USD 172 CAD 227 03/18/20 3
Bank of Montreal USD 351 JPY 37,862 03/18/20 (1)
Bank of Montreal USD 8 ZAR 115 03/18/20 —
Bank of Montreal CHF 223 USD 227 03/18/20 (4)
Bank of Montreal EUR 655 USD 731 03/18/20 (7)
Bank of Montreal GBP 420 USD 555 03/18/20 (2)
Bank of Montreal HKD 360 USD 46 03/18/20 —
Bank of Montreal MXN 2,025 USD 104 03/18/20 (2)
Bank of Montreal SEK 375 USD 40 03/18/20 —
Bank of Montreal SGD 22 USD 16 03/18/20 —
Citigroup USD 496 CNY 3,500 03/18/20 4
Citigroup USD 23 RUB 1,490 03/18/20 1
Citigroup BRL 980 USD 236 03/18/20 (7)
Citigroup TWD 9,520 USD 315 03/18/20 (4)
Royal Bank of Canada USD 304 AUD 443 03/18/20 8
Royal Bank of Canada USD 172 CAD 227 03/18/20 3
Royal Bank of Canada USD 351 JPY 37,862 03/18/20 (1)
Royal Bank of Canada USD 8 ZAR 115 03/18/20 —
Royal Bank of Canada CHF 223 USD 227 03/18/20 (4)

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
72 Equity Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada EUR 655 USD 731 03/18/20 (7)
Royal Bank of Canada GBP 420 USD 555 03/18/20 (2)
Royal Bank of Canada HKD 360 USD 46 03/18/20 —
Royal Bank of Canada MXN 2,025 USD 104 03/18/20 (2)
Royal Bank of Canada SEK 375 USD 40 03/18/20 —
Royal Bank of Canada SGD 22 USD 16 03/18/20 —
State Street INR 12,940 USD 181 03/18/20 1
State Street KRW 116,630 USD 98 03/18/20 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(18)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 1,287 (5.000%)
(2)
12/20/24
(86) (40) (126)
Total Open Credit Indices Contracts (å) (86) (40) (126)

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 73
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 47,632 $ — $ —
$ —
$ 47,632 96. 6
Short-Term Investments — — —
958
958 1.9
Total Investments 47,632 — — 958 48,590 98. 5
Other Assets and Liabilities, Net 1.5
100.0
Other Financial Instruments
Assets
Futures Contracts 69 — — — 69 0. 1
Foreign Currency Exchange Contracts — 28 — — 28 0.1
'
Liabilities
Futures Contracts (233) — — — (233) (0.5)
Foreign Currency Exchange Contracts — (46) — — (46) (0.1)
Credit Default Swap Contracts — (126) — — (126) (0.3)
Total Other Financial Instruments
*
$ (164) $ (144) $ — $ — $ (308)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
74 Equity Growth Strategy Fund
Russell Investment Funds
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 28
Variation margin on futures contracts* 69 — —
Total
$ 69 $ — $ 28
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 233 $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 46
Credit default swap contracts, at fair value — 126 —
Total
$ 233 $ 126 $ 46
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (178) $ — $ — $ —
Futures contracts 328 — — 3
Options written 21 — — —
Total return swap contracts (509) — — —
Credit default swap contracts — 3 — —
Foreign currency exchange contracts — — 46 —
Total
$ (33 8 ) $ 3 $ 46 $ 3
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 122 $ — $ — $ —
Futures contracts 22 — — (16)
Options written 11 — — —
Total return swap contracts 68 — — —
Credit default swap contracts — (105) — —
Foreign currency exchange contracts — — 37 —
Total
$ 223 $ (105) $ 37 $ (16)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 75
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 28 $ — $ 28
Total Financial and Derivative Assets
28 — 28
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 28 $ — $ 28
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 10 $ 10 $ — $ —
Citigroup
6 6 — —
Royal Bank of Canada
11 11 — —
State Street
1 1 — —
Total
$ 28 $ 28 $ — $ —

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
76 Equity Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 46 $ — $ 46
Credit Default Swap Contracts Credit default swap contracts, at fair value 126 — 126
Total Financial and Derivative Liabilities
17 2 — 17 2
Financial and Derivative Liabilities not subject to a netting agreement
(126) — (126)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4 6 $ — $ 4 6
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 1 5 $ 10 $ — $ 5
Citigroup 12 6 — 6
Royal Bank of Canada 16 11 — 5
State Street 3 1 — 2
Total
$ 4 6 $ 28 $ — $ 1 8
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 77
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 43,3 69
Investments, at fair value(>) ...........................................................................................................................................................
48,590
Cash ............................................................................................................................................................................................... 2
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 28
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 1
From affiliates .................................................................................................................................................................... 7
From broker(a)(b) ............................................................................................................................................................... 1 ,0 76
Total assets .................................................................................................................................................
49 ,7 0 6
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1
Accrued fees to affiliates .................................................................................................................................................... 2
Other accrued expenses ..................................................................................................................................................... 51
Variation margin on futures contracts ................................................................................................................................. 164
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 46
Credit default swap contracts, at fair value(+) ................................................................................................................................ 126
Total liabilities .............................................................................................................................................
390
Net Assets ............................................................................................................................................................
$ 49,316

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
78 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 5,27 6
Shares of beneficial interest ...........................................................................................................................................................
5 4
Additional paid-in capital ..............................................................................................................................................................
43,98 6
Net Assets ............................................................................................................................................................
$ 49,31 6
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.20
Net assets ............................................................................................................................................................................... $ 49,316,330
Shares outstanding ($.01 par value) ....................................................................................................................................... 5,360,417
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (86)
(>)     Investments in affiliated funds $ 48,590
(a)     Receivable from Broker for Futures $ 910
(b)     Receivable from Broker for Swaps $ 1 66
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 79
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 1,212
Expenses
Advisory fees .................................................................................................................................................................... 97
Administrative fees ........................................................................................................................................................... 21
Custodian fees ................................................................................................................................................................... 49
Transfer agent fees ........................................................................................................................................................... 2
Professional fees ............................................................................................................................................................... 40
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 16
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 234
Expense reductions ........................................................................................................................................................... (162)
Net expenses .................................................................................................................................................................................
72
Net investment income (loss) ........................................................................................................................................................
1,140
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (17 8 )
Investments in affiliated funds .......................................................................................................................................... 76 4
Futures contracts .............................................................................................................................................................. 331
Options written ................................................................................................................................................................. 21
Foreign currency exchange contracts ................................................................................................................................ 46
Total return swap contracts ............................................................................................................................................... (5 09 )
Credit default swap contracts ............................................................................................................................................ 3
Capital gain distributions from affiliated funds ................................................................................................................. 1,377
Net realized gain (loss) ..................................................................................................................................................................
1,85 5
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 12 2
Investments in affiliated funds .......................................................................................................................................... 5,7 65

Credit default swap contracts ............................................................................................................................................ (105)
Foreign currency-related transactions ............................................................................................................................... (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 5,903
Net realized and unrealized gain (loss) ......................................................................................................................................... 7,75 8
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 8,89 8

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
80 Equity Growth Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,140 $ 2,043
Net realized gain (loss) ...................................................................................................................... 1,855 3,588
Net change in unrealized appreciation (depreciation) ....................................................................... 5,903 (10,675)
Net increase (decrease) in net assets from operations ............................................................................. 8,898 (5,044)
Distributions
To shareholders ................................................................................................................................. (3,114) (5,072)
Net decrease in net assets from distributions .......................................................................................... (3,114) (5,072)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (4,098) 1,800
Total Net Increase (Decrease) in Net Assets ..........................................................................
1,686 (8,316)
Net Assets
Beginning of period .................................................................................................................................
47,630 55,946
End of period ..........................................................................................................................................
$ 49,316 $ 47,630
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 250 $ 2,157 363 $ 3,462
Proceeds from reinvestment of distributions 369 3,114 571 5,072
Payments for shares redeemed (1,094) (9,369) (712) (6,734)
Total increase (decrease)
(475) $ (4,098) 222 $ 1,800

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
82 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)
December 31, 2017 8.92 .35 1.21 1.56 (.32) (.19)
December 31, 2016 8.28 .17 .72 .89 (.25) —
December 31, 2015 9.46 .16 (.50) (.34) (.13) (.71)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 83
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(e)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(c)
%
Ratio of Expenses
to Average
Net Assets,
Net
(c)(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21
(.51) 9.97 17.67 55,946 .43 .14 3.72 35
(.25) 8.92 10.85 48,164 .40 .12 1.97 21
(.84) 8.28 (3.87) 48,051 .39 .11 1.73 31

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
84 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018, respectively, the Fund made the following tax basis distributions:
Administration fees $ 1,757
Transfer agent fees 182
Trustee fees 215
$ 2,154
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 1,333 $ 234 $ 656 $ (396) $ 461 $ 976 $ 30 $ 1
RIC Global Infrastructure Fund 979 67 1,229 133 50 — 22 —
RIF Global Real Estate Securities
Fund 600 926 160 3 80 1,449 61 —
RIC Sustainable Equity Fund 3,269 120 4,074 2,268 (1,583) — 20 —
RIC U.S. Dynamic Equity Fund 2,368 120 3,034 (472) 1,018 — 10 —
RIF U.S. Small Cap Equity Fund 6,338 663 2,435 (278) 1,540 5,828 35 86
RIF U.S. Strategic Equity Fund 2,574 8,282 661 99 441 10,735 77 457
RIC Opportunistic Credit Fund 377 44 441 3 17 — 13 —
RIC Unconstrained Total Return
Fund 3,591 2,182 546 (2) 59 5,284 161 —
RIC Emerging Markets Fund 5,048 687 2,530 151 589 3,945 101 3
RIC Global Equity Fund 9,591 1,613 2,046 (331) 1,388 10,215 450 830
RIF International Developed Markets
Fund 8,226 670 2,928 (414) 1,719 7,273 184 —
RIC Multi-Asset Growth Strategy
Fund — 1,947 6 — (14) 1,927 43 —
U.S. Cash Management Fund 20 2,548 1,610 — — 958 5 —
$ 44,314 $ 20,103 $ 22,356 $ 764 $ 5,765 $ 48,590 $ 1,212 $ 1,377
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 44,770,363 $ 3,890,559 $ (209,265) $ 3,681,294 $ 766,714 $ 1,320,148
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 112,615 $ 3,001,276 $ — $ 2,655,457 $ 2,416,855 $ —

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 85
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedule of Investments — December 31, 2019
86 Notes to Schedule of Investments
Footnotes:
Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedule of Investments, continued — December 31, 2019
Notes to Schedule of Investments 87
Foreign Currency Abbreviations:
ARS - Argentine peso HUF - Hungarian forint PKR - Pakistani rupee
AUD - Australian dollar IDR - Indonesian rupiah PLN - Polish zloty
BRL - Brazilian real ILS - Israeli shekel RUB - Russian ruble
CAD - Canadian dollar INR - Indian rupee SEK - Swedish krona
CHF - Swiss franc ISK - Icelandic krona SGD - Singapore dollar
CLP - Chilean peso ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR – Malaysian ringgit VEB - Venezuelan bolivar
EGP - Egyptian pound NOK - Norwegian krone VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
HKD – Hong Kong dollar PHP – Philippine peso

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Highlights — December 31, 2019
88 Notes to Financial Highlights
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(e) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(f) Less than $.01 per share.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — December 31, 2019
Notes to Financial Statements 89
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the
Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the
Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
The following table shows the Funds' approximate expected target strategic asset allocation effective on or about December 31,
2019 to equity, fixed income, multi-asset, and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC
Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond, RIC
Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and RIC Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities
Funds.
* As described above, actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 34% 53% 70% 80%
Fixed Income 52% 33% 16% 11%
Multi-Asset 12% 10% 10% 4%
Alternative ** 2% 4% 4% 5%

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90 Notes to Financial Statements
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has evaluated the impact and believes the adoption of this ASU will not have a material impact on financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable.

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Notes to Financial Statements 91
To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity's measurement date.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended December 31, 2019, there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

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92 Notes to Financial Statements
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
Each Fund files a U.S. tax return. At December 31, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds' U.S. tax returns filed for the fiscal years ended December 31, 2016 through December 31,
2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds' liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

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Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 93
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of Assets and Liabilities as Receivables for Variation margin on future contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker.
Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of
Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

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Notes to Financial Statements, continued — December 31, 2019
94 Notes to Financial Statements
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of
Operations, for the period ended December 31, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Moderate Strategy Fund $ 4,905,073 $ 4,872,821 $ 4,806,520 $ 5,832,581
Balanced Strategy Fund 27,267,094 27,208,203 26,424,147 24,086,502
Growth Strategy Fund 20,864,821 20,806,082 20,173,112 21,924,976
Equity Growth Strategy Fund 6,992,077 6,998,613 6,823,926 6,490,002
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Moderate Strategy Fund $ 4,912,234 $ 4,883,162 $ 4,790,978 $ 5,852,546
Balanced Strategy Fund 27,448,081 27,200,421 26,596,040 23,989,245
Growth Strategy Fund 21,076,097 20,854,961 20,396,544 21,884,217
Equity Growth Strategy Fund 7,038,708 7,004,671 6,855,798 6,479,295

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Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 95
a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Notional of Options Contracts Outstanding
Funds March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Moderate Strategy Fund $ 2,970,006 $ — $ — $ —
Balanced Strategy Fund 15,839,969 — — —
Growth Strategy Fund 11,880,024 — — —
Equity Growth Strategy Fund 2,970,006 — — —
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Moderate Strategy Fund $ 29,441,229 $ 31,739,708 $ 31,772,152 $ 36,008,326
Balanced Strategy Fund 63,311,201 69,668,624 69,949,203 72,199,263
Growth Strategy Fund 72,687,385 89,617,357 89,395,571 75,630,479
Equity Growth Strategy Fund 18,307,057 18,816,467 18,751,014 18,542,790

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Notes to Financial Statements, continued — December 31, 2019
96 Notes to Financial Statements
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

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Notes to Financial Statements 97
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that

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Notes to Financial Statements, continued — December 31, 2019
98 Notes to Financial Statements
the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended December 31, 2019, the Funds did not enter into any total return swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Moderate Strategy Fund $ 14,700,000 $ 16,700,000 $ 16,700,000 $ 14,444,000
Balanced Strategy Fund 23,100,000 23,100,000 23,100,000 18,780,000
Growth Strategy Fund 15,400,000 15,400,000 15,400,000 15,200,000
Equity Growth Strategy Fund 1,400,000 1,400,000 1,400,000 1,287,000

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Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 99
the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Investment Transactions
Securities
During the period ended December 31, 2019, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:
Purchases Sales
Moderate Strategy Fund $ 25,137,767 $ 31,484,325
Balanced Strategy Fund 79,791,050 84,620,529

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Notes to Financial Statements, continued — December 31, 2019
100 Notes to Financial Statements
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of December 31, 2019, the Funds had invested $5,832,936 in the U.S. Cash Management Fund.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administration fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2019:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level
Purchases Sales
Growth Strategy Fund 67,241,026 68,901,657
Equity Growth Strategy Fund 17,555,212 20,746,308
Advisory Administration
Moderate Strategy Fund
$ 202,640 $ 43,061
Balanced Strategy Fund
520,627 110,633
Growth Strategy Fund
400,869 85,185
Equity Growth Strategy Fund
96,682 20,545

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Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 101
expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended December 31, 2019, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2019 were as follows:
Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.
For the period ended December 31, 2019, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,612,750.
Federal Income Taxes
At December 31, 2019, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Waiver Reimbursement Total
Moderate Strategy Fund $ 202,640 $ 39,472 $ 242,112
Balanced Strategy Fund 460,540 — 460,540
Growth Strategy Fund 357,922 — 357,922
Equity Growth Strategy Fund 96,682 65,179 161,861
Amount
Moderate Strategy Fund
$ 4,323
Balanced Strategy Fund
11,106
Growth Strategy Fund
8,552
Equity Growth Strategy Fund
2,061
No Expiration
Funds Short Term Long-Term Totals
Moderate Strategy Fund $ 87,673 $ — $ 87,673

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Notes to Financial Statements, continued — December 31, 2019
102 Notes to Financial Statements
Record Ownership
As of December 31, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosures.
# of Shareholders %
Moderate Strategy Fund
1 88.6
Balanced Strategy Fund
1 88.9
Growth Strategy Fund
2 97.8
Equity Growth Strategy Fund
2 97.1

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 103
To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy Fund, Growth
Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (four of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December
31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 21, 2020
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Tax Information — December 31, 2019 (Unaudited)
104 Tax Information
For the tax year ended December 31, 2019, the Funds designate 100% or the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2020 will show the tax status of all distributions paid to your account in calendar year 2019.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2019:
Moderate Strategy $2,452,600
Balanced Strategy $4,954,324
Growth Strategy $10,906,819
Equity Growth Strategy $3,001,276
Moderate Strategy 11.6%
Balanced Strategy 34.5%
Growth Strategy 31.4%
Equity Growth Strategy 39.3%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — December 31, 2019 (Unaudited)
Shareholder Requests for Additional Information 105
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — December 31, 2019
(Unaudited)
106 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/ trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations;
Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Mark Spina, #
Born June 8, 1970
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2017;
President and Chief
Executive Officer
since 2017
Appointed until
successor is
duly elected and
qualified;
Appointed
until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chairman of the Board, President,
Russell Investments Financial
Services, LLC (“RIFIS”)
Chairman of the Board, President,
Russell Investments Fund Services,
LLC (“RIFUS”)
Director, RIM.
From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management
43 None
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 107
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000;
Chairman since 2005
Appointed until
successor is
duly elected and
qualified;
Approved
annually
Lead Independent Director, Avista
Corp (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
Until June 2014, Director, Ecova
(total energy and sustainability
management)
43 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017, Director
Avista Corp
(electric
Utilities)
Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
108 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012;
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified;
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
Until December 31, 2014,
Chairperson of Audit Committee,
Select Sector SPDR Funds
(investment company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee,
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017 Trustee,
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 109
* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000;
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified;
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005;
Chairman of
the Investment
Committee since
2015
Appointed until
successor is
duly elected and
qualified;
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 43 None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
110 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Mark Spina,
Born June 8, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2017
Until successor
is chosen and
qualified by
Trustees
President and Chief Executive Officer, RIC and RIF
Chairman of the Board, President, RIFIS
Chairman of the Board, RIFUS
Director, RIM
From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Investments Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary since 2010 Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — December 31, 2019 (Unaudited)
Adviser and Service Providers 111
Interested Trustee
Mark Spina
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark Spina, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2019 ANNUAL REPORT
Russell Investment Funds
DECEMBER 31, 2019
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial profes-
sional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
To Our Shareholders 3
U.S. Strategic Equity Fund 5
U.S. Small Cap Equity Fund 23
International Developed Markets Fund 51
Strategic Bond Fund 77
Global Real Estate Securities Fund 133
Notes to Schedules of Investments 155
Notes to Financial Highlights 157
Notes to Financial Statements 158
Report of Independent Registered Public Accounting Firm 178
Tax Information 179
Affiliated Brokerage Transactions 180
Basis for Approval of Investment Advisory Contracts 181
Shareholder Requests for Additional Information 182
Disclosure of Information about Fund Trustees and Officers 183
Adviser, Money Managers and Service Providers 188
Russell Investment Funds
Annual Report
December 31, 2019
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Your financial security is not only our focus; it is our purpose. We believe that the combination of our investment solutions, a sound plan and timely investment advice can help to achieve that financial security. That is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of clients like you.
Market volatility and the fear of a recession can make it difficult for individuals to stick to an investment plan. Some investors are tempted to leave sectors too early, to stay in too long, or to pull out too much. These types of behavior can cause the less-disciplined investor to fall into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.
We maintain our focus and look to position our funds for the investing environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe in the importance of diversifying globally. International investments provide diversification relative to
U.S.-based investments as well as open the portfolio up to additional opportunities outside our borders.
Within our equity exposure, we have an underweight preference for U.S. equities, driven by expensive valuations and cycle concerns. We’re broadly neutral on developed international equities, and overweight on emerging markets equities, driven by valuations.
Within our bond exposure, we continue to diversify across sectors. Additionally, active management will be important during a period of low anticipated fixed income returns.
2019 again showed that volatility is still present in the market. And we believe uncertainty about future market downturns helps to prove the value of a disciplined approach. As do, in our view, these key events of the last 12 months:
Global growth concerns and geopolitical tension have remained in investors’ thoughts. Progress in U.S.-China trade talks fluctuated over the period, with both countries implementing costly tariffs, which has impacted financial markets.
While short-term recession risks remain low, the U.S. yield curve is signaling that the risk is increasing. The U.S.
yield curve inverted for the first time since 2007 as government bond yields sunk to new depths.
1
The U.S. 10-year
treasury reached its lowest since 2016
2
while the U.S. 30-year yield touched an all-time bottom in August.
3
Nevertheless, global equities have ground higher amid dovish central bank policy. The Federal Reserve cut rates three times, while the European Central Bank cut rates to a record -0.5% and restarted quantitative easing.
4
China’s
central bank also took steps to stimulate its economy.
5
Volatility spiked at points over the year
6
, but equity markets have not touched the volatility experienced during
December 2018—where a Federal Reserve rate increase and a worsening of U.S.-China tensions led investors flight to safety.
7
2019 saw positive returns from major asset classes, with U.S. large cap
8
and infrastructure asset classes
9
leading
the way. Even with strong absolute performance it has not been without bumps; asset class leadership can change month-to-month and quarter-to-quarter, reinforcing the need for a balanced multi-asset approach to investing.
Looking forward to the year ahead, we believe we are late in the cycle; with some bright spots. The service sector is still robust in most economies; policy stimulus is being ramped up, with many central banks now cutting interest rates and indicating that more cuts are on the way; and an easing of trade tensions seems likely. On balance, we think it is more likely that the combination of trade-war resolution and policy stimulus will see the global economy recover in 2020.
However, the asymmetry of the different outcomes—bear market versus limited upside—keeps us cautious until there is more clarity on the trade and stimulus outlook.

To Our Shareholders
4 To Our Shareholders
At Russell Investments, our purpose is to improve people’s financial security. We have a long heritage of providing multi-
asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Peter Gunning
Global Chief Investment Officer, Russell Investments
1
Source: https://www.reuters.com/article/us-us-bonds-curve/u-s-treasury-bond-curve-inverts-for-first-time-since-2007-in-recession-warning-
idUSKCN1V4165
2
Source: https://www.cnbc.com/2019/09/03/us-bonds-wall-street-monitors-economic-data-treasury-auctions.html
3
Source: https://www.cnbc.com/2019/08/28/us-bonds-key-yield-curve-inverts-further-as-30-year-hits-record-low.html
4
Source: https://www.marketwatch.com/story/ecb-cuts-key-rate-restarts-qe-as-it-attempts-to-revive-eurozone-economy-2019-09-12
5
Source: https://www.reuters.com/article/us-china-economy-poll/chinas-2019-growth-seen-slowing-to-62-as-trade-war-weighs-idUSKCN1U514W
6
Source: https://www.cnbc.com/2019/08/14/stock-markets-wall-street-in-focus-amid-earnings-economic-data.html
7
Source: https://www.wsj.com/articles/the-battered-bull-market-is-limping-into-2019-11546425000
8
Source: https://www.cnbc.com/2019/10/28/stock-market-investors-monitor-busiest-week-of-earnings-season.html
9
Source:
https://us.spindices.com/indices/equity/sp-global-infrastructure-index

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
U.S. Strategic Equity Fund 5
U.S. Strategic Equity Fund
Total
Return
1 Year 30 .26%
5 Years 9 .72%§
10 Years 12 .09%§
Russell 1000
®
Index**
Total
Return
1 Year 31 .43%
5 Years 11 .48%§
10 Years 13 .54%§

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
6 U.S. Strategic Equity Fund
The U.S. Strategic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities
and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of December 31, 2019, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
30.26%. This is compared to the Fund’s benchmark, the Russell
1000
®
Index, which gained 31.43% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 29.72%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year ended December 31, 2019 saw the Fund
underperform the Russell 1000
®
Index and outperform the
Morningstar
®
Insurance Large Blend peer group. With a more
dovish U.S. Federal Reserve in 2019, the U.S. equity market
produced strong positive returns. Growth stocks performed
better than value stocks for the 12-month period, but value had bursts of outperformance including the sharp “factor rotation”
in September. Dynamic stocks slightly outperformed defensive stocks over the period. However, most of the outperformance came in the fourth quarter as phase one of the U.S.-China trade deal lifted investor sentiment and business surveys showed tentative signs of a bottoming in the global cycle.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to moderately
priced securities with low price momentum as well as companies with lower financial leverage. Additionally, the Fund was tilted away from the largest market capitalization stocks due to valuation concerns. Overall, the Fund’s factor tilts provided negative results as underweights to large market capitalization, high leverage and high valuation stocks detracted from relative performance.
From a sector standpoint, the Fund was positioned toward more pro-cyclical areas of the market which are expected to benefit from a healthy domestic consumer such as the consumer discretionary, financials and energy sectors, while avoiding bond proxies. Sector allocation decisions were moderately beneficial over the period, including underweights to the health care and industrials sectors.
Stock selection by the Fund’s money managers was mixed, as
positive selection within the energy and financials sectors was offset by negative selection within the information technology and communication services sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Brandywine
Global Investment Management, LLC outperformed the Russell
1000
®
Value Index. Factor exposures were rewarded, including
the manager’s tilt toward stocks with low momentum. Stock
selection within the energy, financials and information technology sectors was the primary driver of outperformance over the year.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy underperformed the Russell 1000
®
Index
as the value factor lagged in the U.S. equity market. From a sector perspective, the positioning strategy’s large overweight to the health care sector detracted from benchmark relative
performance.

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
U.S. Strategic Equity Fund 7
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In February 2019, RIM replaced Suffolk Capital Management,
LLC, which ceased operations as of end of January, with Jackson
Square Partners, LLC.
In June 2019, RIM determined to no longer allocate Fund assets to Jacobs Levy Equity Management, Inc. and HS Management
Partners, LLC’s strategies. Allocations to the other money
managers and the RIM positioning strategy were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2019 Styles
Brandywine Global Investment
Management, LLC Value
HS Management Partners, LLC Growth
Jacobs Levy Equity Management, Inc. Market-Oriented
Jackson Square Partners, LLC Growth
* Assumes initial investment on January 1, 2010 .
** The Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from
which most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
8 U.S. Strategic Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,085.00 $ 1,020.92
Expenses Paid During Period* $ 4.47 $ 4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.6%
Consumer Discretionary - 14.0%
Amazon.com, Inc.(Æ) 2,402 4,439
Amerco, Inc. 627 236
Aramark Services, Inc. 9,710 421
Bright Horizons Family Solutions, Inc.(Æ) 2,077 312
Carnival Corp. 3,338 170
Charter Communications, Inc. Class A(Æ) 17,625 8,549
Choice Hotels International, Inc.(Ñ) 3,980 412
Cinemark Holdings, Inc. 38,439 1,301
Comcast Corp. Class A 34,851 1,567
Costco Wholesale Corp. 2,575 757
Darden Restaurants, Inc. 2,689 293
Dollar Tree, Inc.(Æ) 72,618 6,829
Domino's Pizza, Inc. 19,518 5,734
DR Horton, Inc. 33,433 1,764
eBay, Inc. 28,665 1,035
Expedia Group, Inc. 1,917 207
Extended Stay America, Inc. 10,010 149
Ford Motor Co. 55,821 519
Garmin, Ltd. 3,337 326
General Motors Co. 107,353 3,929
Gentex Corp. 24,202 701
Genuine Parts Co. 2,261 240
Goodyear Tire & Rubber Co. (The) 16,183 252
Hasbro, Inc. 72,665 7,673
Home Depot, Inc. (The) 5,539 1,210
Lennar Corp. Class A 4,925 275
Liberty Global PLC Class C(Æ) 63,821 1,391
Liberty Media Corp. Class A(Æ) 6,201 300
Liberty SiriusXM Group Class C(Æ) 6,835 329
Macy's, Inc. 7,883 134
McDonald's Corp. 4,160 822
Mohawk Industries, Inc.(Æ) 18,101 2,469
Netflix, Inc.(Æ) 17,140 5,546
Nike, Inc. Class B 4,493 455
Norwegian Cruise Line Holdings, Ltd.(Æ) 38,839 2,269
Omnicom Group, Inc. 3,467 281
Penske Automotive Group, Inc. 3,280 165
PulteGroup, Inc. 64,332 2,496
Ross Stores, Inc. 2,740 319
Royal Caribbean Cruises, Ltd. 2,807 375
Sensata Technologies Holding PLC(Æ) 5,004 270
Starbucks Corp. 5,646 496
Tapestry, Inc. 5,818 157
Target Corp. 4,885 626
TJX Cos., Inc. 3,703 226
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 781 198
ViacomCBS Inc. Class B 10,067 423
WABCO Holdings, Inc.(Æ) 3,992 541
Walmart, Inc. 9,477 1,126
Walt Disney Co. (The) 7,919 1,145
71,859
Consumer Staples - 5.1%
Archer-Daniels-Midland Co. 8,634 400
Coca-Cola Co. (The) 21,846 1,209
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Constellation Brands, Inc. Class A 44,286 8,404
CVS Health Corp. 43,878 3,260
Ingredion, Inc. 27,788 2,583
JM Smucker Co. (The) 3,096 322
Molson Coors Brewing Co. Class B(Ñ) 65,544 3,533
Mondelez International, Inc. Class A 9,921 546
PepsiCo, Inc. 8,330 1,138
Procter & Gamble Co. (The) 17,389 2,172
Tyson Foods, Inc. Class A 31,091 2,831
26,398
Energy - 6.1%
BP PLC - ADR 98,296 3,710
Cabot Oil & Gas Corp. 10,541 184
Canadian Natural Resources, Ltd. 156,088 5,049
Chevron Corp. 35,745 4,308
ConocoPhillips 37,706 2,452
Exxon Mobil Corp. 31,565 2,203
Halliburton Co. 130,476 3,193
Magna International, Inc. Class A 38,646 2,119
Marathon Petroleum Corp. 6,147 370
Phillips 66 5,747 640
Royal Dutch Shell PLC Class B - ADR(Ñ) 44,095 2,644
Schlumberger, Ltd. 109,033 4,383
Valero Energy Corp. 2,772 260
31,515
Financial Services - 22.7%
AerCap Ireland Capital, Ltd. / AerCap Global
Aviation Trust(Æ) 39,216 2,411
Aflac, Inc. 13,013 688
AGNC Investment Corp.(Æ) 37,352 660
Alliance Data Systems Corp. 2,771 311
Allstate Corp. (The) 4,650 523
Ally Financial, Inc. 7,595 232
American Express Co. 6,013 749
American Homes 4 Rent Class A(ö) 9,422 247
American Tower Corp.(ö) 2,084 479
Annaly Capital Management, Inc.(ö) 218,267 2,056
Apple Hospitality REIT, Inc.(ö) 30,365 493
AvalonBay Communities, Inc.(ö) 1,131 237
Banco Santander SA - ADR(Ñ) 351,913 1,457
Bank of America Corp. 157,241 5,538
Bank of New York Mellon Corp. (The) 22,775 1,146
Berkshire Hathaway, Inc. Class B(Æ) 34,680 7,855
Broadridge Financial Solutions, Inc. 5,339 660
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 12,292 227
Capital One Financial Corp. 4,190 431
CBOE Global Markets, Inc. 6,168 740
CBRE Group, Inc. Class A(Æ) 6,371 390
Charles Schwab Corp. (The) 150,999 7,182
Chubb, Ltd. 5,626 876
Citigroup, Inc. 97,605 7,798
CME Group, Inc. Class A 29,499 5,921
Comerica, Inc. 6,864 492
Crown Castle International Corp.(ö) 23,084 3,281

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CubeSmart(ö) 6,859 216
Discover Financial Services 4,249 360
E*Trade Financial Corp. 21,752 987
Equinix, Inc.(Æ)(ö) 1,274 744
Essex Property Trust, Inc.(ö) 782 235
Everest Re Group, Ltd. 934 259
Fidelity National Information Services, Inc. 4,609 641
First Republic Bank 3,665 430
Fiserv, Inc.(Æ) 2,540 294
FleetCor Technologies, Inc.(Æ) 1,063 306
Gaming and Leisure Properties, Inc.(ö) 30,077 1,295
Global Payments, Inc. 5,205 950
Goldman Sachs Group, Inc. (The) 1,102 253
Hartford Financial Services Group, Inc. 5,215 317
Host Hotels & Resorts, Inc.(ö) 9,213 171
Intercontinental Exchange, Inc. 4,759 440
Invitation Homes, Inc.(ö) 8,610 258
Jack Henry & Associates, Inc. 5,507 802
JPMorgan Chase & Co. 46,508 6,483
KeyCorp 29,558 598
KKR & Co., Inc. Class A 233,059 6,798
Life Storage, Inc.(Æ)(ö) 2,382 258
M&T Bank Corp. 1,944 330
MasterCard, Inc. Class A 31,077 9,280
Medical Properties Trust, Inc.(ö) 13,740 290
Merck & Co., Inc. 15,728 1,430
MetLife, Inc. 4,703 240
MFA Financial, Inc.(ö) 37,864 290
Morgan Stanley 13,225 676
Northern Trust Corp. 4,706 500
PayPal Holdings, Inc.(Æ) 59,204 6,404
People's United Financial, Inc. 14,121 239
PNC Financial Services Group, Inc. (The) 4,233 676
Prudential Financial, Inc. 4,951 464
Public Storage(ö) 963 205
Raymond James Financial, Inc. 5,545 496
Regency Centers Corp.(ö) 3,454 218
Reinsurance Group of America, Inc. Class A 1,509 246
RenaissanceRe Holdings, Ltd. 1,288 252
SLM Corp. 116,591 1,039
Starwood Property Trust, Inc.(ö) 14,105 351
State Street Corp. 8,729 690
Sun Communities, Inc.(ö) 1,770 266
Synchrony Financial 13,607 490
Travelers Cos., Inc. (The) 3,142 430
Truist Financial Corp. 19,179 1,080
Two Harbors Investment Corp.(ö) 87,324 1,277
US Bancorp 17,800 1,055
VEREIT, Inc.(ö) 25,982 240
Virtu Financial, Inc. Class A 10,601 170
Visa, Inc. Class A 46,442 8,726
Wells Fargo & Co. 28,085 1,511
Western Union Co. (The) 11,682 313
WP Carey, Inc.(ö) 2,849 228
116,277
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 12.2%
Abbott Laboratories 10,343 898
AbbVie, Inc. 25,287 2,239
Agilent Technologies, Inc. 7,578 646
Amgen, Inc. 1,304 314
Anthem, Inc.(Æ) 860 260
AstraZeneca PLC - ADR 29,086 1,450
Baxter International, Inc. 6,824 571
Becton Dickinson and Co. 2,915 793
Boston Scientific Corp.(Æ) 5,939 269
Bristol-Myers Squibb Co. 35,427 2,274
Centene Corp.(Æ) 2,844 179
Cerner Corp. 7,539 553
Cigna Corp. 2,621 536
Cooper Cos., Inc. (The) 719 231
Eli Lilly & Co. 5,606 737
Gilead Sciences, Inc. 20,886 1,357
HCA Healthcare, Inc. 969 143
Horizon Therapeutics PLC(Æ) 38,741 1,402
Illumina, Inc.(Æ) 17,636 5,851
IQVIA Holdings, Inc.(Æ) 62,201 9,611
Jazz Pharmaceuticals PLC(Æ) 8,855 1,322
Johnson & Johnson 33,429 4,876
Laboratory Corp. of America Holdings(Æ) 2,367 400
MEDNAX, Inc.(Æ) 9,580 266
Medtronic PLC 29,936 3,396
Mylan NV(Æ) 57,555 1,157
Pfizer, Inc. 113,786 4,458
Qiagen NV(Æ) 5,970 202
Quest Diagnostics, Inc. 3,476 371
Regeneron Pharmaceuticals, Inc.(Æ) 844 317
Steris PLC 1,563 238
Stryker Corp. 2,243 471
Thermo Fisher Scientific, Inc. 2,957 961
UnitedHealth Group, Inc. 33,592 9,876
Universal Health Services, Inc. Class B 3,794 544
Vertex Pharmaceuticals, Inc.(Æ) 1,069 234
WellCare Health Plans, Inc.(Æ) 1,401 463
Zimmer Biomet Holdings, Inc. 15,244 2,282
Zoetis, Inc. Class A 5,319 704
62,852
Materials and Processing - 5.8%
Air Products & Chemicals, Inc. 3,247 763
AptarGroup, Inc. 1,917 222
Ball Corp. 129,687 8,386
Berry Plastics Group, Inc.(Æ) 4,377 208
Crown Holdings, Inc.(Æ) 39,117 2,838
Dow, Inc. 15,746 862
DowDuPont, Inc. 13,965 897
Eastman Chemical Co. 21,525 1,706
Ecolab, Inc. 6,338 1,223
Freeport-McMoRan, Inc. 97,714 1,282
Huntsman Corp. 75,198 1,817
Ingersoll-Rand PLC 4,862 646
International Flavors & Fragrances, Inc.(Ñ) 2,888 373
Lennox International, Inc. 910 222

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Linde PLC(Æ) 3,360 715
LyondellBasell Industries NV Class A 4,468 422
NewMarket Corp. 796 387
Newmont Goldcorp Corp. 66,157 2,874
Nucor Corp. 10,698 602
Owens Corning 4,178 272
PPG Industries, Inc. 2,485 332
Reliance Steel & Aluminum Co. 4,021 482
Royal Gold, Inc. 7,575 926
Silgan Holdings, Inc. 8,624 268
Sonoco Products Co. 3,596 222
Steel Dynamics, Inc. 7,891 269
Westrock Co. 7,415 318
29,534
Producer Durables - 5.4%
3M Co. 2,193 387
Accenture PLC Class A 4,568 962
AECOM(Æ) 6,434 277
American Airlines Group, Inc. 106,025 3,040
Ametek, Inc. 5,005 499
Automatic Data Processing, Inc. 4,921 839
Boeing Co. (The) 1,463 477
Booz Allen Hamilton Holding Corp. Class A 7,696 547
Carlisle Cos., Inc. 3,137 508
CH Robinson Worldwide, Inc.(Ñ) 3,238 253
Cintas Corp. 1,104 297
CoStar Group, Inc.(Æ) 900 538
CSX Corp. 3,078 223
Cummins, Inc. 3,179 569
Danaher Corp. 4,739 727
Deere & Co. 1,450 251
Delta Air Lines, Inc. 8,188 479
Eaton Corp. PLC 10,875 1,030
Emerson Electric Co. 3,665 279
Flir Systems, Inc. 4,588 239
Fortive Corp. 3,870 296
General Dynamics Corp. 1,440 254
HD Supply Holdings, Inc.(Æ) 5,959 240
HEICO Corp. 1,206 138
Honeywell International, Inc. 6,140 1,087
Huntington Ingalls Industries, Inc. 597 150
IDEX Corp. 2,079 358
IHS Markit, Ltd.(Æ) 8,664 653
Illinois Tool Works, Inc. 1,625 292
Johnson Controls International PLC(Æ) 24,616 1,002
Kansas City Southern 1,960 300
L3Harris Technologies, Inc. 3,321 657
Lockheed Martin Corp. 1,215 473
Middleby Corp.(Æ) 1,748 191
Northrop Grumman Corp. 1,657 570
PACCAR Financial Corp. 9,069 717
Paychex, Inc. 8,520 725
Quanta Services, Inc. 6,202 252
Raytheon Co. 4,335 953
Republic Services, Inc. Class A 4,849 435
Roper Technologies, Inc. 1,312 465
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
S&P Global, Inc. 2,205 602
Snap-on, Inc. 1,486 252
Southwest Airlines Co. 7,581 409
Textron, Inc. 6,057 270
Toro Co. (The) 4,294 342
Union Pacific Corp. 2,511 454
United Parcel Service, Inc. Class B 2,401 281
United Technologies Corp. 8,540 1,279
Verisk Analytics, Inc. Class A 2,323 347
Waste Management, Inc. 4,708 537
Waters Corp.(Æ) 2,319 542
27,944
Technology - 21.4%
Adobe, Inc.(Æ) 3,172 1,046
Allegion PLC 2,791 348
Alphabet, Inc. Class A(Æ) 9,409 12,602
Alphabet, Inc. Class C(Æ) 1,971 2,635
Amdocs, Ltd. 12,178 879
Amphenol Corp. Class A 6,538 708
Ansys, Inc.(Æ) 640 165
Apple, Inc. 26,827 7,878
Applied Materials, Inc. 86,516 5,281
Arista Networks, Inc.(Æ) 16,855 3,428
Arrow Electronics, Inc.(Æ) 5,107 433
Autodesk, Inc.(Æ) 31,304 5,743
Black Knight, Inc.(Æ) 3,882 250
Broadcom, Inc. 2,842 898
CDW Corp. 2,415 345
Cisco Systems, Inc. 34,685 1,663
Citrix Systems, Inc. 6,557 727
Cognizant Technology Solutions Corp. Class
A 4,227 262
Corning, Inc. 7,541 220
Corteva, Inc. Class W 63,899 1,889
Cypress Semiconductor Corp. 34,447 804
Dell Technologies, Inc. Class C(Æ) 7,292 375
Dolby Laboratories, Inc. Class A 5,543 381
DXC Technology Co. 3,665 138
F5 Networks, Inc.(Æ) 2,416 337
Facebook, Inc. Class A(Æ) 27,805 5,707
Genpact, Ltd. 17,127 722
Hewlett Packard Enterprise Co. Class H 25,802 409
HP, Inc.(Æ) 25,392 522
Intel Corp. 40,104 2,400
Intuit, Inc. 1,727 452
IPG Photonics Corp.(Æ) 9,313 1,350
Jabil Circuit, Inc. 7,666 317
Juniper Networks, Inc. 20,695 510
Lam Research Corp. 1,205 352
Leidos Holdings, Inc. 5,593 547
LogMeIn, Inc. 3,186 273
Marvell Technology Group, Ltd. 100,970 2,682
Micron Technology, Inc.(Æ) 5,825 313
Microsoft Corp. 171,700 27,078
Motorola Solutions, Inc. 1,828 295
NVIDIA Corp. 10,359 2,437

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ON Semiconductor Corp.(Æ) 10,724 261
Oracle Corp. 14,347 760
Salesforce.com, Inc.(Æ) 4,708 766
ServiceNow, Inc.(Æ) 13,461 3,800
SYNNEX Corp. 2,413 311
Synopsys, Inc.(Æ) 3,910 544
Take-Two Interactive Software, Inc.(Æ) 42,830 5,244
Teradyne, Inc. 5,072 346
Texas Instruments, Inc. 9,529 1,222
VMware, Inc. Class A(Æ) 1,967 299
Zynga, Inc. Class A(Æ) 38,500 236
109,590
Utilities - 2.9%
AT&T, Inc. 187,496 7,326
Avangrid, Inc. 4,903 251
CenterPoint Energy, Inc. 10,109 276
Consolidated Edison, Inc. 4,123 373
DTE Energy Co. 1,968 256
Duke Energy Corp. 6,335 578
Evergy, Inc. 10,550 687
Eversource Energy(Æ) 3,433 292
Exelon Corp. 11,311 516
International Business Machines Corp. 4,227 567
NextEra Energy, Inc. 1,291 313
Pinnacle West Capital Corp. 1,968 177
PPL Corp. 10,727 385
Sempra Energy 1,950 295
Southern Co. (The) 4,650 296
Verizon Communications, Inc. 25,983 1,595
WEC Energy Group, Inc.(Æ)(Ñ) 5,587 515
14,698
Total Common Stocks
(cost $424,793) 490,667
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 5,115 15
Total Warrants & Rights
(cost $11) 15
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 21,728,104
(∞)
21,735
Total Short-Term Investments
(cost $21,736) 21,735
Other Securities - 1.4%
U.S. Cash Collateral Fund(×)(@) 7,335,095
(∞)
7,335
Total Other Securities
(cost $7,335) 7,335
Total Investments 101.2%
(identified cost $453,875) 519,752
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities, Net
- (1.2%)
(6,390)
Net Assets - 100.0%
513,362

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 55 USD 8,886 03/20
155
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
155
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 71,859 $ — $ —
$ —
$ 71,859 14.0
Consumer Staples 26,398 — —
—
26,398 5.1
Energy 31,515 — —
—
31,515 6.1
Financial Services 116,277 — —
—
116,277 22 .7
Health Care 62,852 — —
—
62,852 12.2
Materials and Processing 29,534 — —
—
29,534 5.8
Producer Durables 27,944 — —
—
27,944 5.4
Technology 109,590 — —
—
109,590 21. 4
Utilities 14,698 — —
—
14,698 2.9
Warrants & Rights 15 — —
—
15 —*
Short-Term Investments — — —
21,735
21,735 4.2
Other Securities — — —
7,335
7,335 1.4
Total Investments 490,682 — — 29,070 519,752 101.2
Other Assets and Liabilities, Net (1.2)
100.0
Other Financial Instruments
Assets
Futures Contracts 155 — — — 155 —*
A
Total Other Financial Instruments
**
$ 155 $ — $ — $ — $ 155
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 155
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,499
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 392
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 7,198 $ — $ 7,198
Total Financial and Derivative Assets
7,198 — 7,198
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 7,198 $ — $ 7,198
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 498 $ — $ 498 $ —
Fidelity
2,781 — 2,781 —
JPMorgan Chase
2,933 — 2,933 —
Morgan Stanley
986 — 986 —
Total
$ 7,198 $ — $ 7,198 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
I
i
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 453,875
Investments, at fair value(*)(>) ......................................................................................................................................................
519,752
Receivables:
Dividends and interest ....................................................................................................................................................... 566
Dividends from affiliated funds .......................................................................................................................................... 37
Investments sold ................................................................................................................................................................ 4,345
From broker(a) ................................................................................................................................................................... 254
Variation margin on futures contracts ................................................................................................................................. 155
Total assets .................................................................................................................................................
525,109
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 3,591
Fund shares redeemed ....................................................................................................................................................... 392
Accrued fees to affiliates .................................................................................................................................................... 339
Other accrued expenses ..................................................................................................................................................... 90
Payable upon return of securities loaned ....................................................................................................................................... 7,335
Total liabilities .............................................................................................................................................
11,747
Net Assets ............................................................................................................................................................
$ 513,362
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 68,81 3
Shares of beneficial interest ...........................................................................................................................................................
320
Additional paid-in capital ..............................................................................................................................................................
444,2 29
Net Assets ............................................................................................................................................................
$ 513,362
Net Asset Value
,
offering and redemption price per share:
Net asset value per share:(#) .......................................................................................................................................................... $ 16.03
Net assets ............................................................................................................................................................................... $ 513,361,635
Shares outstanding ($.01 par value) ....................................................................................................................................... 32,029,733
Amounts in thousands
(*)     Securities on loan included in investments $ 7,198
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 29,070
(a)     Receivable from Broker for Futures $ 254
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 7,624
Dividends from affiliated funds ......................................................................................................................................... 402
Securities lending income (net) ......................................................................................................................................... 292
Total investment income ...............................................................................................................................................................
8,318
Expenses
Advisory fees .................................................................................................................................................................... 3,162
Administrative fees ........................................................................................................................................................... 217
Custodian fees ................................................................................................................................................................... 73
Transfer agent fees ............................................................................................................................................................ 19
Professional fees ............................................................................................................................................................... 105
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ...................................................................................................................................................................... 61
Miscellaneous ................................................................................................................................................................... 21
Total expenses ...............................................................................................................................................................................
3,675
Net investment income (loss) ........................................................................................................................................................
4,643
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 30,51 8
Investments in affiliated funds .......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 2,499
Net realized gain (loss) ..................................................................................................................................................................
33,0 22
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 75,31 9
Futures contracts .............................................................................................................................................................. 392
Foreign currency-related transactions ............................................................................................................................... 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... 75,71 3
Net realized and unrealized gain (loss) ......................................................................................................................................... 108,735
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 113,378

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,643 $ 4,199
Net realized gain (loss) ...................................................................................................................... 33,02 2 63,766
Net change in unrealized appreciation (depreciation) ....................................................................... 75,71 3 (107,106)
Net increase (decrease) in net assets from operations ............................................................................. 113,378 (39,141)
Distributions
To shareholders ................................................................................................................................. (30,796) (85,895)
Net decrease in net assets from distributions .......................................................................................... (30,796) (85,895)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 51,204 42,885
Total Net Increase (Decrease) in Net Assets ..........................................................................
133,786 (82,151)
Net Assets
Beginning of period .................................................................................................................................
379,576 461,727
End of period ..........................................................................................................................................
$ 513,362 $ 379,576
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 4,553 $ 72,578 255 $ 4,570
Proceeds from reinvestment of distributions 1,958 30,796 6,333 85,89 5
Payments for shares redeemed (3,413) (52,170) (2,574) (47,580)
Total increase (decrease)
3,098 $ 51,204 4,014 $ 42,885

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)
December 31, 2017 17.08 .17 3.29 3.46 (.19) (1.82)
December 31, 2016 16.64 .19 1.53 1.72 (.17) (1.11)
December 31, 2015 18.11 .15 .05 .20 (.15) (1.52)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 21
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150
(2.01) 18.53 20.80 461,727 .83 .83 .94 80
(1.28) 17.08 10.64 443,053 .83 .83 1.15 101
(1.67) 16.64 1.11 454,341 .84 .84 .84 99

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
22 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 314,350
Administration fees 21,531
Transfer agent fees 1,894
Trustee fees 1,517
$ 339,292
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,324 $ 147,513 $ 143,107 $ 5 $ — $ 21,735 $ 402 $ —
U.S. Cash Collateral Fund 9,290 113,779 115,734 — — 7,335 236 —
$ 26,614 $ 261,292 $ 258,841 $ 5 $ — $ 29,070 $ 638 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 455,422,241 $ 70,527,672 $ (6,042,481) $ 64,485,191 $ — $ 4,481,071
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 5,055,899 $ 25,740,255 $ — $ 19,913,216 $ 65,982,476 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
U.S. Small Cap Equity Fund 23
U.S. Small Cap Equity Fund
Total
Return
1 Year 23 .07%
5 Years 6 .62%§
10 Years 10 .50%§
Russell 2000
®
Index**
Total
Return
1 Year 25 .52%
5 Years 8 .23%§
10 Years 11 .83%§
U.S. Small Cap Equity Linked Benchmark***
Total
Return
1 Year 25 .52%
5 Years 8 .23%§
10 Years 12 .1 3%§

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
24 U.S. Small Cap Equity Fund
The U.S. Small Cap Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities
and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of December 31, 2019, the Fund had eight money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
23.07%. This is compared to the Fund’s benchmark, the Russell
2000
®
Index, which gained 25.52% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Small Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 24.79%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year ended December 31, 2019 saw the Fund
underperform the Russell 2000
®
Index and the Morningstar
®
Insurance Small Blend peer group. With a more dovish U.S.
Federal Reserve in 2019, the U.S. equity market produced strong positive returns. Growth stocks performed better than value stocks for the 12-month period, but value had bursts of outperformance including the sharp “factor rotation” in September. Dynamic
stocks slightly outperformed defensive stocks over the period.
However, most of the outperformance came in the fourth quarter as phase one of the U.S.-China trade deal lifted investor sentiment and business surveys showed tentative signs of a bottoming in the global cycle.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to small and
micro capitalization stocks trading at discounted valuations as well as companies with lower volatility, lower momentum and
higher quality characteristics. This positioning was in recognition of perceived valuation opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. small cap companies. Within the U.S. small cap market, a preference for low valuation and low momentum stocks negatively impacted
benchmark relative performance. The Fund’s quality positioning also detracted as companies with lower return on equity
outperformed.
Sector allocation decisions were positive, including an overweight to the information technology sector and an underweight to the health care sector. Over the period, the Fund increasingly moved towards a more neutral positioning compared to the benchmark as earnings growth rates for U.S. small/mid cap companies
meaningfully decelerated and global economic data moderated
throughout 2019. Investor sentiment was expected to remain
volatile given ongoing uncertainty around the impact of trade disputes, the U.S. presidential election and the direction of monetary policy going into 2020.
Stock selection by the Fund’s money managers was the primary detractor during the period, including underperforming holdings within the health care, industrials and information technology sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Copeland
Capital Management, LLC was the best performing money
manager for the fiscal year and outperformed the Russell 2000
®
Index. While the manager’s overweights to the energy and
consumer staples sectors were headwinds, strong stock selection within the communication services, financials and energy sectors was the primary driver of outperformance.
Boston Partners Global Investors, Inc. faced the strongest
headwinds over the fiscal year and underperformed their 50%
Russell 2000
®
Value / 50% Russell 2000
®
Microcap Value Index.
A large overweight to the energy sector held back benchmark
relative performance over the one-year period. Additionally,

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
U.S. Small Cap Equity Fund 25
underperforming holdings within the energy, information
technology and health care sectors were detractors over the
period.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy slightly outperformed the Russell 2000
®
Index. Factor
impact was negative including tilts toward low valuation and low momentum stocks. Sector allocation decisions were additive to benchmark relative performance, including underweights to the energy and consumer staples sectors.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In June 2019, RIM determined to no longer allocate Fund assets to DePrince, Race & Zollo, Inc. and Penn Capital Management
Company, Inc.’s strategies. Allocations to the other money
managers were adjusted as a result.
In September 2019, RIM hired Ranger Investment Management,
L.P., terminated Falcon Point Investors, LLC and determined to no longer allocate Fund assets to Calamos Advisors, LLC’s strategy.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2019 Styles
Ancora Advisor, LLC Market-Oriented
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management LLC Market-Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market-Oriented
Penn Capital Management Company, Inc. Market-Oriented
Ranger Investment Management L.P. Growth
* Assumes initial investment on January 1, 2010.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500
TM
Index through
April 30, 2012 and the returns of the Russell 2000
®
Index thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
26 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,058.80 $ 1,018. 80
Expenses Paid During Period* $ 6.59 $ 6.46
* Expenses are equal to the Fund's annualized expense ratio of 1.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.5%
Consumer Discretionary - 12.6%
Aaron's, Inc. Class A(Û) 9,380 535
Abercrombie & Fitch Co. Class A 4,693 81
Adtalem Global Education, Inc.(Æ)(Û) 14,431 504
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 14,300 154
American Eagle Outfitters, Inc. 15,404 226
American Public Education, Inc.(Æ) 7,586 208
America's Car-Mart, Inc.(Æ) 9,752 1,070
B. Riley Financial, Inc. 41,450 1,045
Barnes & Noble Education, Inc.(Æ) 32,028 137
Bassett Furniture Industries, Inc. 1,600 27
Bed Bath & Beyond, Inc. 11,061 191
Big Lots, Inc. 2,751 79
BJ's Restaurants, Inc. 25,434 966
BJ's Wholesale Club Holdings, Inc.(Æ) 3,377 77
Bloomin ' Brands, Inc. 9,935 219
BMC Stock Holdings, Inc.(Æ) 8,370 240
Brinker International, Inc.(Ð) 2,840 119
Cable One, Inc. 191 284
Carrols Restaurant Group, Inc.(Æ) 42,172 297
Cavco Industries, Inc.(Æ) 4,894 957
Celestica, Inc.(Æ) 17,514 145
Central European Media Enterprises, Ltd.
Class A(Æ) 41,073 186
Central Garden & Pet Co. Class A(Æ)(Û) 7,337 216
Century Casinos, Inc.(Æ) 35,244 279
Cheesecake Factory, Inc. (The) 3,398 132
Chegg , Inc.(Æ)(Ñ) 14,477 549
Chico's FAS, Inc. 20,236 77
Children's Place, Inc. (The)(Ñ) 5,727 358
Churchill Downs, Inc. 1,620 222
Chuy's Holdings, Inc.(Æ)(Ð) 1,480 38
Cooper Tire & Rubber Co. 5,184 149
Cooper-Standard Holdings, Inc.(Æ)(Û) 3,240 107
Cracker Barrel Old Country Store, Inc.(Ñ) 998 153
Cumulus Media, Inc. Class A(Æ) 36,429 640
Dave & Buster's Entertainment, Inc. 22,184 892
Deckers Outdoor Corp.(Æ) 669 113
Del Taco Restaurants, Inc.(Æ) 58,506 462
Delta Apparel, Inc.(Æ) 17,844 555
Dillard's, Inc. Class A(Ñ) 3,015 222
Eldorado Resorts, Inc.(Æ)(Ñ) 7,632 455
Eros International PLC(Æ)(Ñ) 32,989 112
Ethan Allen Interiors, Inc. 6,018 115
Fiesta Restaurant Group, Inc.(Æ) 4,800 47
Fossil Group, Inc.(Æ) 2,700 21
Foundation Building Materials, Inc.(Æ) 1,300 25
Genesco, Inc.(Æ) 12,478 598
Golden Entertainment, Inc.(Æ) 900 17
Goodyear Tire & Rubber Co. (The) 12,300 191
GoPro, Inc. Class A(Æ) 6,900 30
Group 1 Automotive, Inc. 537 54
Habit Restaurants, Inc. (The) Class A(Æ) 2,700 28
Hamilton Beach Brands Holding Co. Class A 32,863 628
Haverty Furniture Cos., Inc.(Û) 4,600 93
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HealthStream , Inc.(Æ)(Û) 1,560 42
Hillenbrand, Inc. 2,010 67
Hooker Furniture Corp. 3,900 100
Houghton Mifflin Harcourt Co.(Æ)(Ð) 5,796 36
Inter Parfums , Inc. 11,071 805
International Game Technology PLC 8,900 133
IntriCon Corp.(Æ)(Ñ) 24,751 446
J Alexander's Holdings, Inc.(Æ) 47,760 457
Jack in the Box, Inc.(Û) 2,490 194
JC Penney Co., Inc.(Æ) 29,668 33
John Wiley & Sons, Inc. Class A 1,291 63
K12, Inc.(Æ)(Û) 4,380 89
KB Home 1,793 61
Kontoor Brands, Inc. 25,950 1,091
Laureate Education, Inc. Class A(Æ) 5,155 91
La-Z-Boy, Inc. Class Z 4,476 141
Libbey , Inc.(Æ) 66,478 96
Liberty Braves Group Class C(Æ)(Ð) 550 16
Lithia Motors, Inc. Class A 989 145
Lovesac Co. (The)(Æ)(Ñ) 12,390 199
Madison Square Garden Co. (The) Class
A(Æ)(Ð) 922 271
Marchex , Inc. Class B(Æ) 4,000 15
MarineMax , Inc.(Æ) 2,778 46
Marriott Vacations Worldwide Corp. 5,946 766
Matthews International Corp. Class A 1,973 75
Meredith Corp. 1,842 60
Monro Muffler Brake, Inc.(Ñ) 3,052 239
Motorcar Parts of America, Inc.(Æ) 6,352 140
Murphy USA, Inc.(Æ) 1,246 146
National CineMedia , Inc. 4,019 29
Nautilus, Inc.(Æ) 8,509 15
Nexstar Broadcasting, Inc. Class A 1,007 118
Oxford Industries, Inc. 618 47
PetIQ , Inc.(Æ)(Ñ) 27,733 695
Pool Corp. 1,376 292
Potbelly Corp.(Æ) 2,100 9
Quotient Technology, Inc.(Æ)(Ð) 7,566 75
Regis Corp.(Æ)(Ð) 4,000 71
Rent-A-Center, Inc. Class A 700 20
Restoration Hardware(Æ) 309 66
REV Group, Inc. 3,200 39
Rocky Brands, Inc. 200 6
Rosetta Stone, Inc.(Æ) 2,107 38
Ruth's Hospitality Group, Inc. 2,400 52
Sally Beauty Holdings, Inc.(Æ)(Ñ) 32,466 593
Scholastic Corp. 5,060 195
Scientific Games Corp. Class A(Æ)(Ð) 1,100 29
Skyline Champion Corp.(Æ) 23,579 747
SMART Global Holdings, Inc.(Æ) 12,965 492
Sportsman's Warehouse Holdings, Inc.(Æ)(Ñ) 18,143 146
Stamps.com, Inc.(Æ) 1,097 92
Standard Motor Products, Inc. 3,176 169
Steven Madden, Ltd. 11,062 476
Superior Uniform Group, Inc. 17,988 244
TEGNA, Inc. 3,910 65
Texas Roadhouse, Inc. Class A 2,803 158

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TiVo Corp. 31,458 266
Travelzoo , Inc.(Æ)(Û) 1,100 12
Tribune Publishing Co.(Æ) 1,300 17
Tupperware Brands Corp. 7,141 61
Turtle Beach Corp.(Æ)(Ñ) 12,686 120
Viad Corp. 1,650 111
Vista Outdoor, Inc.(Æ)(Ð) 11,100 83
Visteon Corp.(Æ)(Ð) 1,918 166
Wingstop , Inc. 2,520 217
Wolverine World Wide, Inc. 35,183 1,188
WW International, Inc.(Æ) 2,069 79
Zumiez , Inc.(Æ) 2,271 78
28,764
Consumer Staples - 3.1%
Calavo Growers, Inc.(Ñ) 4,989 452
Casey's General Stores, Inc. 1,399 222
Core-Mark Holding Co., Inc. 5,693 155
Cott Corp. 15,897 217
Energizer Holdings, Inc. - GDR(Æ)(Ñ) 28,360 1,289
Farmer Brothers Co.(Æ) 23,565 355
Fresh Del Monte Produce, Inc. 11,794 412
Helen of Troy, Ltd.(Æ) 673 121
Herbalife Nutrition, Ltd.(Æ)(Ð) 1,760 84
J&J Snack Foods Corp. 5,052 931
Lancaster Colony Corp. 454 73
Lifevantage Corp.(Æ)(Ð) 2,200 34
Medifast , Inc. 520 57
MGP Ingredients, Inc. 1,152 56
National Beverage Corp.(Æ)(Ñ) 2,148 110
Nomad Foods, Ltd.(Æ) 40,232 900
Performance Food Group Co.(Æ) 2,840 146
PolyOne Corp.(Ð) 5,050 186
Post Holdings, Inc.(Æ)(Ð) 470 51
Primo Water Corp.(Æ) 39,385 442
Quanex Building Products Corp. 4,400 75
Sanderson Farms, Inc.(Ð) 1,250 220
SpartanNash Co. 4,000 57
Universal Corp. 2,315 132
USANA Health Sciences, Inc.(Æ)(Û) 3,179 250
Weis Markets, Inc. 1,415 57
7,084
Energy - 3.6%
Algonquin Power & Utilities Corp. 18,863 267
Amplify Energy Corp.(Æ) 16,995 112
Berry Petroleum Corp. 9,239 87
Cabot Oil & Gas Corp.(Ð) 4,500 78
CONSOL Energy, Inc.(Æ) 300 4
Delek US Holdings, Inc.(Ñ) 9,445 317
Devon Energy Corp.(Ð) 700 18
Exterran Corp.(Æ) 3,800 30
Forum Energy Technologies, Inc.(Æ) 15,200 26
Green Brick Partners, Inc.(Æ) 81,058 930
Green Plains, Inc.(Æ) 4,502 69
Gulf Island Fabrication, Inc.(Æ) 200 1
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gulfport Energy Corp.(Æ) 37,129 113
HollyFrontier Corp. 3,800 193
KLX Energy Services Holdings, Inc.(Æ) 25,937 167
Luxfer Holdings PLC - ADR 14,309 265
Magnolia Oil & Gas Corp.(Æ)(Ñ) 49,651 625
Matrix Service Co.(Æ) 24,061 551
National Energy Services Reunited Corp.
(Æ)(Ñ) 63,897 583
Natural Gas Services Group, Inc.(Æ) 28,417 348
Newpark Resources, Inc.(Æ) 69,540 436
NexTier Oilfield Solutions, Inc.(Æ) 3,416 23
NOW, Inc.(Æ) 7,781 87
Oceaneering International, Inc.(Æ) 6,389 95
Panhandle Oil and Gas, Inc. Class A 17,299 194
Par Pacific Holdings, Inc.(Æ) 7,000 163
Parker Drilling Co.(Æ) 600 14
Parsley Energy, Inc. Class A 9,843 186
PBF Energy, Inc. Class A 5,400 169
Peabody Energy Corp. 16,909 154
RigNet , Inc.(Æ) 7,357 49
SEACOR Holdings, Inc.(Æ)(Ð) 510 22
Select Energy Services, Inc. Class A(Æ) 50,919 473
Smart Sand, Inc.(Æ) 5,400 14
Solaris Oilfield Infrastructure, Inc. Class A(Ñ) 41,033 574
TETRA Technologies, Inc.(Æ) 238,994 468
Warrior Met Coal, Inc. 5,951 126
World Fuel Services Corp.(Ð)(Û) 5,860 254
8,285
Financial Services - 26.0%
1st Source Corp. 1,940 101
AG Mortgage Investment Trust, Inc.(ö) 5,566 86
Altisource Portfolio Solutions SA(Æ) 600 12
Amalgamated Bank Class A 1,100 21
American Campus Communities, Inc.(ö) 7,764 365
American Equity Investment Life Holding
Co. 10,181 304
American Homes 4 Rent Class A(ö) 9,040 237
Americold Realty Trust(Ñ)(ö) 5,729 201
Ameris Bancorp 11,635 495
Amerisafe , Inc. 2,368 156
Apartment Investment & Management Co.
Class A(ö) 1,470 76
Apollo Commercial Real Estate Finance,
Inc.(ö) 8,003 146
Argo Group International Holdings, Ltd. 5,157 339
Arrow Financial Corp. 382 14
Artisan Partners Asset Management, Inc.
Class A 1,290 42
Associated Banc-Corp.(Ð) 5,100 112
Atlantic Capital Bancshares, Inc.(Æ) 38,360 704
Atlantic Union Bankshares Corp.(Æ) 3,410 128
Axis Capital Holdings, Ltd.(Û) 5,990 356
Axos Financial, Inc.(Æ) 4,061 123
Banc of California, Inc. 56,156 965
BancFirst Corp. 930 58
BancorpSouth Bank 4,137 130

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of NT Butterfield & Son, Ltd. (The) 2,182 81
Bank OZK 7,531 230
BankFinancial Corp. 1,700 22
Banner Corp.(Û) 14,591 826
Baycom Corp.(Æ)(Ð) 1,200 27
Berkshire Hills Bancorp, Inc. 3,099 102
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 8,482 316
Bridgewater Bancshares, Inc.(Æ) 1,200 17
Brighthouse Financial, Inc.(Æ) 5,997 235
Brightsphere Investment Group, Inc. 12,500 128
Brixmor Property Group, Inc.(ö) 16,608 359
Business First Bancshares, Inc.(Û) 300 7
Byline Bancorp, Inc. 13,301 260
Cadence Bancorp 10,395 188
Camden National Corp. 930 43
Camden Property Trust(Ð)(ö) 4,240 450
Cannae Holdings, Inc.(Æ) 36,480 1,356
Capital City Bank Group, Inc. 16,110 492
Capstar Financial Holdings, Inc. 25,983 433
Capstead Mortgage Corp.(ö) 9,877 78
Carter Bank & Trust(Æ) 23,720 563
Cathay General Bancorp 3,284 125
CBTX, Inc. 1,390 43
CenterState Bank Corp. 27,069 676
Central Pacific Financial Corp. 21,400 633
Century Bancorp, Inc. Class A 2,122 191
Chemung Financial Corp. 100 4
Civista Bancshares, Inc. 4,452 107
Clipper Realty, Inc.(ö)(Û) 600 6
CNB Financial Corp. 550 18
CNO Financial Group, Inc. 5,560 101
Cohen & Steers, Inc. 3,812 239
Columbia Banking System, Inc. 3,282 134
Columbia Property Trust, Inc.(ö) 7,500 157
Community Bank System, Inc. 1,861 132
Consolidated- Tomoka Land Co. 5,700 344
CoreCivic , Inc.(Æ) 14,317 249
CorePoint Lodging, Inc.(ö) 4,200 45
Cowen Group, Inc. Class A(Æ) 19,691 310
Cullen/Frost Bankers, Inc.(Ð) 2,780 272
CVB Financial Corp. 5,750 124
CyrusOne , Inc.(ö) 8,511 557
Deluxe Corp. 3,135 156
DiamondRock Hospitality Co.(ö) 23,169 257
Diversified Healthcare Trust(Æ) 15,605 132
Donegal Group, Inc. Class A 100 1
Douglas Emmett, Inc.(ö)(Û) 10,040 441
E*Trade Financial Corp. 930 42
Eagle Bancorp, Inc. 8,371 407
East West Bancorp, Inc.(Ð) 4,170 203
EastGroup Properties, Inc.(ö) 631 84
Emerald Expositions Events, Inc. 1,800 19
Employers Holdings, Inc.(Û) 1,110 46
Enova International, Inc.(Æ) 1,400 34
Equity Commonwealth(ö)(Û) 20,768 681
Essent Group, Ltd. 11,096 577
Evercore , Inc. Class A(Û) 4,107 307
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Everest Re Group, Ltd.(Ð)(Û) 1,007 279
Everi Holdings, Inc.(Æ) 932 13
Ezcorp , Inc. Class A(Æ)(Ð) 4,168 28
FB Financial Corp. 2,550 101
Federal Agricultural Mortgage Corp. Class C 2,356 197
Federated Investors, Inc. Class B 5,472 178
FGL Holdings 7,476 80
First American Financial Corp. 3,870 226
First BanCorp (Û) 13,671 237
First Defiance Financial Corp. 460 14
First Financial Bankshares , Inc. 1,876 66
First Financial Corp. 100 5
First Foundation, Inc. 38,255 666
First Hawaiian, Inc. 5,650 163
First Industrial Realty Trust, Inc.(ö) 1,155 48
First Interstate BancSystem , Inc. Class A 10,511 441
First Merchants Corp. 1,955 81
First Midwest Bancorp, Inc. 4,670 108
Flagstar Bancorp, Inc. 1,438 55
Forestar Group, Inc.(Æ) 1,078 22
Forrester Research, Inc.(Æ) 1,153 48
Franklin Street Properties Corp.(Ð)(ö) 4,900 42
Fulton Financial Corp. 6,295 110
Gaming and Leisure Properties, Inc.(ö) 20,272 873
GEO Group, Inc. (The)(ö) 9,752 162
Glacier Bancorp, Inc. 2,681 123
Gladstone Commercial Corp.(ö) 3,100 68
Goosehead Insurance, Inc. Class A(Ñ) 5,113 217
Great Southern Bancorp, Inc. 470 30
Great Western Bancorp, Inc. 9,125 317
Green Dot Corp. Class A(Æ)(Ð) 7,923 185
Guaranty Bancshares, Inc.(Û) 460 15
Hallmark Financial Services, Inc.(Æ) 32,379 569
Hancock Holding Co. 5,056 222
Hanmi Financial Corp. 2,700 54
Hanover Insurance Group, Inc. (The) 2,790 381
HarborOne Bancorp, Inc.(Æ) 1,077 12
HCI Group, Inc.(Ð) 1,210 55
Healthcare Realty Trust, Inc.(ö) 1,073 36
Healthcare Trust of America, Inc. Class A(ö) 5,580 169
Heartland Financial USA, Inc. 4,017 199
Heritage Insurance Holdings, Inc.(Ð) 400 5
Hilltop Holdings, Inc. 5,038 126
Home Bancorp, Inc.(Û) 280 11
Home BancShares , Inc. 20,140 396
HomeStreet , Inc. 37,590 1,278
HomeTrust Bancshares, Inc.(Û) 750 20
Hope Bancorp, Inc. 7,221 107
I3 Verticals, Inc. Class A(Æ) 52,102 1,471
Iberiabank Corp. 2,718 203
Independence Realty Trust, Inc.(ö) 55,902 787
Independent Bank Corp.(Û) 56,995 1,291
Independent Bank Group, Inc. 2,056 114
Industrial Logistics Properties Trust(ö) 5,618 126
Interactive Brokers Group, Inc. Class A 470 22
International Bancshares Corp. 1,821 78
Invesco Mortgage Capital, Inc.(ö) 9,507 158

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Investors Bancorp, Inc. 8,500 101
Investors Real Estate Trust(ö) 8,514 617
James River Group Holdings, Ltd.(Ð) 5,558 229
Janus Henderson Group PLC 1,838 45
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 85,406 1,181
Kemper Corp. 4,889 379
Kennedy-Wilson Holdings, Inc. 17,875 399
Kingstone Cos., Inc. 200 2
KKR Real Estate Finance Trust, Inc.(ö) 7,946 162
Ladder Capital Corp. Class A(ö) 21,267 384
Lakeland Financial Corp. 3,759 184
Lamar Advertising Co. Class A(Ð)(ö) 1,100 98
Lazard, Ltd. Class A(Ð) 840 34
Legacy Housing Corp.(Æ) 19,199 319
LendingClub Corp.(Æ)(Ð) 7,879 99
LendingTree, Inc.(Æ)(Ñ) 1,305 396
Life Storage, Inc.(Æ)(ö) 920 100
Live Oak Bancshares, Inc. 1,860 35
LPL Holdings, Inc. 280 26
LTC Properties, Inc.(Ð)(ö) 1,380 62
Luther Burbank Corp. 1,100 13
Macatawa Bank Corp. 1,100 12
Marcus & Millichap, Inc.(Æ)(Ð) 2,390 89
Mercantile Bank Corp. 830 30
Merchants Bancorp 1,900 37
Mercury General Corp.(Ð) 280 14
Meridian Bancorp, Inc. 1,400 28
Meta Financial Group, Inc. 1,603 59
Metropolitan Bank Holding Corp.(Æ) 190 9
MGIC Investment Corp. 28,884 409
MidWestOne Financial Group, Inc. 650 24
Moelis & Co. Class A 1,711 55
Morningstar, Inc. 1,345 204
National Bank Holdings Corp. Class A 13,627 480
National General Holdings Corp. 8,500 188
National Health Investors, Inc.(ö) 1,385 113
NBT Bancorp, Inc. 5,373 218
New York Mortgage Trust, Inc.(ö) 12,377 77
NexPoint Residential Trust, Inc.(ö) 9,854 443
Nicolet Bankshares , Inc.(Æ) 1,020 75
NMI Holdings, Inc. Class A(Æ) 1,734 58
Northeast Bank 12,696 279
Northrim BanCorp , Inc. 400 15
Northwest Bancshares, Inc. 11,108 185
OceanFirst Financial Corp. 3,636 93
OFG Bancorp(Ð) 1,300 31
Old National Bancorp 2,777 51
Old Second Bancorp, Inc. 33,978 457
Opus Bank(Ð) 4,510 117
Origin Bancorp, Inc. 13,582 514
Pacific Premier Bancorp, Inc. 3,988 130
Park Hotels & Resorts, Inc.(ö) 9,985 258
PCSB Financial Corp. 54,129 1,096
PennyMac Financial Services, Inc. 2,108 72
PennyMac Mortgage Investment Trust(ö) 4,050 90
Peoples Bancorp, Inc. 1,200 42
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
People's United Financial, Inc. 11,099 188
People's Utah Bancorp 1,150 35
Physicians Realty Trust(ö) 2,506 47
Piedmont Office Realty Trust, Inc. Class A(ö) 15,214 338
Piper Jaffray Cos. 1,100 88
Plymouth Industrial REIT, Inc.(ö) 25,333 466
Popular, Inc. 16,440 966
Potlatch Corp.(ö) 28,276 1,223
ProAssurance Corp. 1,294 47
Prosperity Bancshares, Inc. 2,690 193
Protective Insurance Corp. Class B 400 6
Provident Financial Services, Inc. 6,970 172
PS Business Parks, Inc.(ö) 1,471 243
QCR Holdings, Inc. 1,020 45
QTS Realty Trust, Inc. Class A(ö) 4,328 235
Radian Group, Inc. 10,102 254
Rayonier, Inc.(ö) 5,680 186
RE/MAX Holdings, Inc. Class A 3,528 136
Regency Centers Corp.(Ð)(ö) 3,760 237
Reinsurance Group of America, Inc. Class
A(Û) 2,950 481
Renasant Corp. 3,192 113
Republic First Bancorp, Inc.(Æ) 802 3
Retail Properties of America, Inc. Class A(ö)
(Û) 17,400 233
Retail Value, Inc.(ö) 1,020 38
RLJ Lodging Trust(ö) 14,620 259
RMR Group, Inc. (The) Class A 1,546 71
Ryman Hospitality Properties, Inc.(ö) 3,604 312
Sabra Health Care REIT, Inc.(ö) 6,419 137
Selective Insurance Group, Inc. 1,483 97
ServisFirst Bancshares, Inc. 2,285 86
Silvercrest Asset Management Group, Inc.
Class A 18,391 231
Simmons First National Corp. Class A 3,993 107
SITE Centers Corp.(ö) 86,914 1,218
SL Green Realty Corp.(ö) 2,550 234
SmartFinancial , Inc. 1,500 35
South State Corp. 4,106 356
Southern First Bancshares, Inc.(Æ) 280 12
Spirit Realty Capital, Inc.(Ð)(ö) 3,700 182
Stewart Information Services Corp. 6,404 261
Stifel Financial Corp. 8,969 544
Summit Hotel Properties, Inc.(ö) 8,146 101
Sunstone Hotel Investors, Inc.(ö)(Û) 39,854 555
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 9,171 135
Terreno Realty Corp.(ö) 752 41
Texas Capital Bancshares, Inc.(Æ)(Û) 3,520 200
Third Point Reinsurance, Ltd.(Æ)(Ð) 11,800 124
Tiptree Financial, Inc. Class A 36,377 296
Towne Bank 3,070 85
TPG RE Finance Trust, Inc.(ö) 7,310 148
TriCo Bancshares 930 38
Triumph Bancorp, Inc.(Æ) 13,951 530
Trustmark Corp. 3,532 122
UMB Financial Corp. 2,824 194
UMH Properties, Inc.(ö) 52,485 826

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Umpqua Holdings Corp.(Ð) 2,700 48
United Bankshares , Inc. 2,945 114
United Community Banks, Inc. 15,975 493
United Community Financial Corp. 3,100 36
United Insurance Holdings Corp. 4,300 54
Universal Insurance Holdings, Inc. 6,231 174
Unum Group 650 19
Valley National Bancorp 11,240 129
Voya Financial, Inc.(Ð) 3,980 243
Waddell & Reed Financial, Inc. Class A(Ð) 19,300 323
Washington Federal, Inc. 5,948 218
WesBanco , Inc. 1,925 73
WR Berkley Corp.(Ð) 3,760 260
WSFS Financial Corp. 2,859 126
Xenia Hotels & Resorts, Inc.(ö) 4,972 107
59,170
Health Care - 14.4%
Acadia Pharmaceuticals, Inc.(Æ) 5,285 226
Acceleron Pharma, Inc.(Æ) 4,293 228
Accuray , Inc.(Æ) 125,783 355
Acorda Therapeutics, Inc.(Æ)(Ð) 19,900 41
Aeglea BioTherapeutics , Inc.(Æ) 11,788 90
Akcea Therapeutics, Inc.(Æ)(Ñ) 10,491 178
Akebia Therapeutics, Inc.(Æ)(Ð) 7,061 45
Akorn , Inc.(Æ)(Ð) 4,800 7
Alector , Inc.(Æ)(Ñ) 10,069 173
Alkermes PLC(Æ)(Ð) 7,600 155
Allogene Therapeutics, Inc.(Æ)(Ñ) 5,831 151
Allscripts Healthcare Solutions, Inc.(Æ) 56,462 555
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 9,500 116
Amedisys , Inc.(Æ) 537 90
Amicus Therapeutics, Inc.(Æ) 25,206 246
AMN Healthcare Services, Inc.(Æ) 1,207 75
AnaptysBio , Inc.(Æ) 3,825 62
AngioDynamics , Inc.(Æ) 4,007 64
ANI Pharmaceuticals, Inc.(Æ) 12,274 757
Applied Genetic Technologies Corp.(Æ)(Ð) 3,589 16
Aptinyx , Inc.(Æ) 2,500 9
Arcus Biosciences, Inc.(Æ) 900 9
Arena Pharmaceuticals, Inc.(Æ) 852 39
ArQule , Inc.(Æ) 5,906 118
Arrowhead Pharmaceuticals, Inc.(Æ)(Ñ) 2,149 136
Assertio Therapeutics, Inc.(Æ) 31,430 39
Atara Biotherapeutics , Inc.(Æ) 3,941 65
Audentes Therapeutics, Inc.(Æ) 3,565 213
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 17,500 60
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 3,676 200
BioLife Solutions, Inc.(Æ)(Ñ) 55,973 906
BioSpecifics Technologies Corp.(Æ) 6,971 397
BioTelemetry , Inc.(Æ) 27,511 1,274
Blueprint Medicines Corp.(Æ) 3,729 299
Brookdale Senior Living, Inc. Class A(Æ) 11,100 81
Cantel Medical Corp. 2,877 204
Castlight Health, Inc. Class B(Æ) 9,200 12
Cellular Biomedicine Group, Inc.(Æ) 3,907 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chemed Corp. 733 322
Chimerix , Inc.(Æ)(Ð) 9,000 18
Cidara Therapeutics, Inc.(Æ)(Ð) 1,632 6
Coherus Biosciences, Inc.(Æ)(Ð) 1,200 22
Computer Programs & Systems, Inc. 3,050 81
Concert Pharmaceuticals, Inc.(Æ)(Ð) 3,200 30
CONMED Corp. 3,572 399
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 11,656 64
CorVel Corp.(Æ) 3,998 349
Cross Country Healthcare, Inc.(Æ) 2,100 24
Cutera , Inc.(Æ) 830 30
Cyclerion Therapeutics, Inc.(Æ) 2,800 8
Cytokinetics, Inc.(Æ)(Ð) 510 5
CytomX Therapeutics, Inc.(Æ) 1,605 13
Denali Therapeutics, Inc.(Æ)(Ñ) 10,890 190
Eagle Pharmaceuticals, Inc.(Æ) 3,946 237
Eidos Therapeutics, Inc.(Æ)(Ñ) 1,486 85
Enanta Pharmaceuticals, Inc.(Æ) 4,554 281
Encompass Health Corp.(Æ) 3,818 264
Endo International PLC(Æ) 6,700 31
Endologix , Inc.(Æ) 2,500 4
Ensign Group, Inc. (The) 5,269 239
Epizyme , Inc.(Æ) 5,975 147
Esperion Therapeutics, Inc.(Æ)(Ñ) 4,013 239
Exact Sciences Corp.(Æ) 713 66
Fate Therapeutics, Inc.(Æ) 13,025 255
FibroGen , Inc.(Æ) 4,252 182
Five Prime Therapeutics, Inc.(Æ) 5,991 27
Fluidigm Corp.(Æ)(Ð) 10,848 38
Global Blood Therapeutics, Inc.(Æ) 4,941 393
Globus Medical, Inc. Class A(Æ) 2,110 124
Halozyme Therapeutics, Inc.(Æ) 5,577 99
Heron Therapeutics, Inc.(Æ) 8,917 210
Heska Corp.(Æ)(Ñ) 9,882 948
Homology Medicines, Inc.(Æ) 4,492 93
Immunomedics , Inc.(Æ) 10,847 230
Infinity Pharmaceuticals, Inc.(Æ) 1,300 1
Insmed , Inc.(Æ) 3,519 84
Integer Holdings Corp.(Æ) 4,591 369
Intercept Pharmaceuticals, Inc.(Æ) 1,188 147
Intra-Cellular Therapies, Inc. Class A(Æ) 1,400 48
Intrexon Corp.(Æ) 3,900 21
Invacare Corp. 15,939 144
Invitae Corp.(Æ)(Ñ) 11,966 193
Iovance Biotherapeutics , Inc.(Æ) 7,621 211
iRadimed Corp.(Æ) 32,935 770
Ironwood Pharmaceuticals, Inc. Class A(Æ) 11,182 149
Jazz Pharmaceuticals PLC(Æ) 1,180 176
Kodiak Sciences, Inc.(Æ) 3,322 239
Lantheus Holdings, Inc.(Æ) 44,920 921
LeMaitre Vascular, Inc. 42,489 1,528
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 970 101
LivaNova PLC(Æ) 1,210 91
Magellan Health, Inc.(Æ) 2,240 175
Medicines Co. (The)(Æ)(Ñ) 2,181 185
Medpace Holdings, Inc.(Æ) 5,609 471
MEI Pharma, Inc.(Æ)(Ð) 3,978 10

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MeiraGTx Holdings PLC(Æ) 3,010 60
Menlo Therapeutics, Inc.(Æ) 3,000 14
Meridian Bioscience, Inc. 10,727 105
Minerva Neurosciences, Inc.(Æ)(Ð) 2,200 16
Mirati Therapeutics, Inc.(Æ) 2,346 302
Molina Healthcare, Inc.(Æ) 1,560 212
Momenta Pharmaceuticals, Inc.(Æ) 7,670 151
Myriad Genetics, Inc.(Æ) 6,308 172
Natera , Inc.(Æ) 4,966 167
Neogen Corp.(Æ) 6,954 454
NeoGenomics , Inc.(Æ) 26,127 764
Neos Therapeutics, Inc.(Æ) 21,228 32
Neuronetics , Inc.(Æ) 2,738 12
NextGen Healthcare, Inc.(Æ) 1,300 21
Omeros Corp.(Æ)(Ð) 800 11
OraSure Technologies, Inc.(Æ)(Ð) 8,400 67
Orthofix Medical, Inc.(Æ) 2,580 119
Owens & Minor, Inc. 8,500 44
Patterson Cos., Inc. 10,233 210
PDL BioPharma , Inc.(Æ) 58,096 189
Pennant Group, Inc. (The)(Æ) 15,492 512
Perrigo Co. PLC(Ð)(Û) 3,430 177
Portola Pharmaceuticals, Inc.(Æ) 2,113 50
PRA Health Sciences, Inc.(Æ) 7,102 789
Prestige Brands Holdings, Inc.(Æ)(Ñ) 16,560 671
Principia Biopharma, Inc.(Æ) 3,369 185
Prothena Corp. PLC(Æ)(Ð) 3,700 59
Providence Service Corp. (The)(Æ) 906 54
PTC Therapeutics, Inc.(Æ) 4,869 234
Ra Pharmaceuticals, Inc.(Æ) 2,193 103
Radius Health, Inc.(Æ) 603 12
RadNet , Inc.(Æ) 56,472 1,146
Reata Pharmaceuticals, Inc. Class A(Æ) 313 64
Repligen Corp.(Æ) 8,762 810
Retrophin , Inc.(Æ)(Ð) 4,100 58
Sangamo BioSciences , Inc.(Æ) 7,342 61
SeaSpine Holdings Corp.(Æ) 17,884 215
Seres Therapeutics, Inc.(Æ)(Ð) 4,400 15
Spectrum Pharmaceuticals, Inc.(Æ) 12,455 45
Spero Therapeutics, Inc.(Æ) 242 2
Surmodics , Inc.(Æ) 550 23
Sutro Biopharma, Inc.(Æ) 1,000 11
Synthorx , Inc.(Æ) 1,026 72
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 25,963 1,264
Tactile Systems Technology, Inc.(Æ)(Ñ) 10,971 741
Triple-S Management Corp. Class B(Æ) 1,686 31
Ultragenyx Pharmaceutical, Inc.(Æ) 5,416 231
United Therapeutics Corp.(Æ) 580 51
UNITY Biotechnology, Inc.(Æ) 3,300 24
US Physical Therapy, Inc. 1,544 177
Utah Medical Products, Inc. 14,592 1,575
Vanda Pharmaceuticals, Inc.(Æ) 7,230 119
Varex Imaging Corp.(Æ) 15,227 454
Veracyte , Inc.(Æ) 3,129 87
Xencor , Inc.(Æ) 2,624 90
32,875
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 7.1%
AdvanSix , Inc.(Æ) 1,700 34
Allegheny Technologies, Inc.(Æ) 12,054 249
American Vanguard Corp. 20,959 408
Apogee Enterprises, Inc. 2,370 77
Arch Coal, Inc. Class A(Ð) 4,277 307
Armstrong Flooring, Inc.(Æ)(Û) 6,700 29
Armstrong World Industries, Inc. 5,999 564
Ashland Global Holdings, Inc.(Ð) 3,520 269
Aspen Aerogels, Inc.(Æ) 30,618 238
Beacon Roofing Supply, Inc.(Æ) 3,566 114
Belden, Inc. 3,638 200
Boise Cascade Co.(Ð) 3,870 141
Builders FirstSource , Inc.(Æ) 3,132 80
Cabot Corp.(Ð) 550 26
Cabot Microelectronics Corp. 3,278 473
Caesarstone , Ltd. 18,565 280
Carpenter Technology Corp. 5,228 260
CF Industries Holdings, Inc.(Ð) 1,481 71
Cleveland-Cliffs, Inc.(Æ)(Ñ) 14,058 118
Comfort Systems USA, Inc. 27,043 1,348
Commercial Metals Co. 9,954 222
Culp, Inc. 1,100 15
Eagle Materials, Inc. 7,404 671
Element Solutions, Inc.(Æ) 95,915 1,120
Haynes International, Inc. 7,011 251
Huntsman Corp. 8,100 196
Insteel Industries, Inc. 12,434 267
Intrepid Potash, Inc.(Æ) 79,036 214
Kraton Corp.(Æ)(Ð) 2,300 58
Landec Corp.(Æ) 63,793 721
LB Foster Co. Class A(Æ) 400 8
Lennox International, Inc.(Ð) 1,193 291
LiqTech International, Inc.(Æ)(Ñ) 72,693 425
Louisiana-Pacific Corp. 3,365 100
Masonite International Corp.(Æ) 2,940 212
Neenah Paper, Inc. 2,547 179
Novagold Resources, Inc.(Æ) 23,754 213
O-I Glass, Inc. Class I(Ð) 14,300 171
Olympic Steel, Inc. 824 15
Omega Flex, Inc. 5,859 629
PGT Innovations, Inc.(Æ) 15,251 227
PH Glatfelter Co.(Ð) 2,600 48
Quaker Chemical Corp. 3,361 553
RBC Bearings, Inc.(Æ) 950 150
Resideo Technologies, Inc.(Æ)(Ð) 6,800 81
Schnitzer Steel Industries, Inc. Class A 5,300 115
Schweitzer-Mauduit International, Inc. 24,658 1,034
Sensient Technologies Corp. 2,463 163
Silgan Holdings, Inc.(Ð) 5,404 168
SiteOne Landscape Supply, Inc.(Æ)(Ñ) 5,412 491
Stepan Co. 2,300 236
TimkenSteel Corp.(Æ) 5,100 40
Trex Co., Inc.(Æ) 1,072 96
Trinseo SA 4,986 186
Unifi, Inc.(Æ)(Ð) 1,319 33
Universal Stainless & Alloy Products, Inc.(Æ) 24,264 362

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
US Concrete, Inc.(Æ) 6,907 288
Valvoline, Inc.(Ð) 13,200 283
Veritiv Corp.(Æ) 900 18
Verso Corp. Class A(Æ)(Ð) 900 16
Worthington Industries, Inc. 4,587 193
WR Grace & Co.(Ð) 1,010 71
16,116
Producer Durables - 17.3%
ACCO Brands Corp. 20,097 188
Adient PLC(Æ)(Ð) 2,200 47
AECOM(Æ) 5,370 232
AGCO Corp.(Ð) 4,250 328
Air Transport Services Group, Inc.(Æ) 4,770 112
Allegiant Travel Co. Class A 412 72
Allied Motion Technologies, Inc. 22,279 1,080
Allison Transmission Holdings, Inc. Class A 1,200 58
Applied Industrial Technologies, Inc. 1,587 106
ArcBest Corp. 6,745 186
Arcosa , Inc. 39,118 1,741
Ardmore Shipping Corp.(Æ) 61,516 557
Argan , Inc. 12,102 486
ASGN, Inc.(Æ) 3,307 235
Astec Industries, Inc. 3,110 131
Astronics Corp.(Æ) 3,390 95
AstroNova , Inc. 780 11
Axon Enterprise, Inc.(Æ)(Ñ) 6,877 504
Babcock & Wilcox Co. (The) Class W(Æ) 18,158 1,126
Badger Meter, Inc. 3,637 236
Barnes Group, Inc. 1,439 89
Barrett Business Services, Inc. 830 75
Brady Corp. Class A 788 45
Briggs & Stratton Corp.(Ð) 7,100 47
Brink's Co. (The) 7,776 705
Commercial Vehicle Group, Inc.(Æ) 2,637 17
Concrete Pumping Holdings, Inc.(Æ) 22,708 124
Covenant Transportation Group, Inc. Class
A(Æ) 34,931 451
CPI Aerostructures , Inc.(Æ) 37,151 250
CRA International, Inc. 13,523 737
Crane Co. 370 32
Dorian LPG, Ltd.(Æ) 1,400 22
Echo Global Logistics, Inc.(Æ) 6,200 128
EMCOR Group, Inc. 3,190 275
Euronav NV 19,156 240
Evo Payments, Inc. Class A(Æ) 23,193 613
Exponent, Inc. 3,547 245
Fluor Corp.(Ð) 1,997 38
frontdoor , Inc.(Æ)(Û) 28,435 1,348
FTI Consulting, Inc.(Æ) 1,155 128
GATX Corp. 2,593 215
Generac Holdings, Inc.(Æ) 2,741 276
Great Lakes Dredge & Dock Corp.(Æ) 39,806 451
Greenbrier Cos., Inc. 3,410 111
Hackett Group, Inc. (The) 21,468 346
Harsco Corp.(Æ) 51,645 1,187
Hawaiian Holdings, Inc. 6,035 177
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Herman Miller, Inc. 1,985 83
Hill International, Inc.(Æ) 39,478 125
HNI Corp. 9,213 345
Hub Group, Inc. Class A(Æ) 6,882 353
Hudson, Ltd. Class A(Æ) 18,436 283
Hyster -Yale Materials Handling, Inc. 2,030 120
ICF International, Inc. 11,911 1,090
InnerWorkings , Inc.(Æ) 1,000 6
Insperity , Inc.(Û) 2,200 189
KBR, Inc. 31,592 964
Kennametal, Inc. 2,459 91
Kforce , Inc. 1,430 57
Kimball International, Inc. Class B 37,295 771
Korn & Ferry International(Û) 6,149 261
Kratos Defense & Security Solutions, Inc.(Æ) 32,560 586
Landstar System, Inc. 1,930 220
Lincoln Electric Holdings, Inc. 1,470 142
Liquidity Services, Inc.(Æ) 33,379 199
Littelfuse , Inc. 1,143 219
Manitowoc Co., Inc. (The)(Æ) 4,800 84
ManpowerGroup , Inc.(Ð)(Û) 3,330 323
Marten Transport, Ltd. 13,035 280
MasTec , Inc.(Æ) 8,427 541
Matson, Inc. 1,550 63
MAXIMUS, Inc. 13,035 970
Mesa Laboratories, Inc.(Ñ) 6,076 1,514
Methode Electronics, Inc. 2,700 106
Modine Manufacturing Co.(Æ) 4,100 32
MSC Industrial Direct Co., Inc. Class A 2,912 229
MYR Group, Inc.(Æ) 740 24
Navistar International Corp.(Æ) 3,060 89
Orion Group Holdings, Inc.(Æ) 86,151 447
Park-Ohio Holdings Corp. 300 10
Pentair PLC 4,780 219
Pitney Bowes, Inc.(Û) 31,337 126
Radiant Logistics, Inc.(Æ) 35,391 197
Rollins, Inc.(Ð) 650 22
RR Donnelley & Sons Co.(Ð) 15,600 62
Ryder System, Inc. 6,893 374
Saia, Inc.(Æ) 3,318 309
Schneider National, Inc. Class B 3,500 76
Scorpio Tankers, Inc. 16,498 649
SkyWest, Inc. 14,619 945
Spirit AeroSystems Holdings, Inc. Class A 1,670 122
Spirit Airlines, Inc.(Æ) 8,950 361
SPX Corp.(Æ) 370 19
Standex International Corp. 2,538 201
StealthGas , Inc.(Æ) 113,152 388
Steelcase, Inc. Class A 32,277 660
Sterling Construction Co., Inc.(Æ) 4,200 59
Sykes Enterprises, Inc.(Æ) 7,476 277
Teekay Tankers, Ltd. Class A(Æ) 17,050 409
Tennant Co. 11,700 912
Terex Corp. 5,260 157
Tetra Tech, Inc. 5,904 509
Titan International, Inc. 5,500 20
TopBuild Corp.(Æ) 2,770 286

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TreeHouse Foods, Inc.(Æ) 16,026 777
TriNet Group, Inc.(Æ) 1,137 64
TrueBlue , Inc.(Æ)(Û) 12,714 306
Tutor Perini Corp.(Æ) 29,554 380
Ultralife Corp.(Æ) 65,486 484
UniFirst Corp. 621 125
Universal Truckload Services, Inc. 11,926 226
US Xpress Enterprises, Inc. Class A(Æ) 7,000 35
USA Truck, Inc.(Æ) 20,422 152
Vectrus , Inc.(Æ) 9,453 485
Wabash National Corp. 2,300 34
Watts Water Technologies, Inc. Class A 1,947 194
Welbilt , Inc.(Æ) 15,113 236
Werner Enterprises, Inc. 3,074 112
WESCO International, Inc.(Æ)(Ð) 3,150 187
WNS Holdings, Ltd. - ADR(Æ) 17,332 1,146
XPO Logistics, Inc.(Æ)(Ð) 2,085 166
YRC Worldwide, Inc.(Æ)(Ñ) 90,335 230
39,417
Technology - 11.2%
3D Systems Corp.(Æ)(Ð) 4,300 38
Adesto Technologies Corp.(Æ)(Ñ) 30,416 259
ADTRAN, Inc. 6,300 62
Agilysys , Inc.(Æ) 500 13
Allot Communications, Ltd.(Æ) 31,931 271
Alpha & Omega Semiconductor, Ltd.(Æ) 25,418 346
American Software, Inc. Class A 1,000 15
Anixter International, Inc.(Æ) 1,942 179
Appfolio , Inc. Class A(Æ) 2,703 297
Arlo Technologies, Inc.(Æ)(Ð) 19,900 84
Arrow Electronics, Inc.(Æ)(Ð) 3,610 306
Asure Software, Inc.(Æ) 14,875 122
Avaya Holdings Corp.(Æ) 12,149 164
Avid Technology, Inc.(Æ)(Ð) 4,200 36
Avnet, Inc.(Û) 5,930 252
AVX Corp. 3,822 78
Bel Fuse, Inc. Class B 2,045 42
Benchmark Electronics, Inc. 13,489 463
Blackbaud , Inc. 1,126 90
Bottomline Technologies, Inc.(Æ)(Û) 1,780 95
Box, Inc. Class A(Æ) 24,048 404
Calix, Inc.(Æ) 6,600 53
Cars.com, Inc.(Æ) 18,136 222
Casa Systems, Inc.(Æ) 6,261 26
Cerence , Inc.(Æ) 164 4
ChannelAdvisor Corp.(Æ) 1,500 14
Cirrus Logic, Inc.(Æ)(Û) 8,044 663
Coherent, Inc.(Æ) 1,397 232
CommVault Systems, Inc.(Æ) 7,495 335
comScore, Inc.(Æ)(Ð) 9,300 46
Conduent , Inc.(Æ) 21,089 131
DASAN Zhone Solutions, Inc.(Æ) 1,900 17
Diebold Nixdorf, Inc.(Æ) 70,460 744
Donnelley Financial Solutions, Inc.(Æ)(Ð) 6,400 67
Dropbox, Inc. Class A(Æ)(Ð) 6,772 121
DSP Group, Inc.(Æ)(Û) 10,652 167
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EMCORE Corp.(Æ)(Û) 3,700 11
Endava PLC - ADR(Æ) 7,670 357
F5 Networks, Inc.(Æ) 360 50
Fabrinet (Æ) 1,365 89
FireEye, Inc.(Æ) 3,670 61
Glu Mobile, Inc.(Æ)(Ð) 3,400 21
Harmonic, Inc.(Æ)(Ð) 4,280 33
HC2 Holdings, Inc.(Æ) 2,200 5
Infinera Corp.(Æ)(Ð) 12,679 101
Insight Enterprises, Inc.(Æ) 2,603 183
InterDigital , Inc. 1,397 76
Intevac, Inc.(Æ) 300 2
iRobot Corp.(Æ)(Ñ) 1,986 101
Jabil Circuit, Inc. 5,830 241
Juniper Networks, Inc.(Û) 7,758 191
Kemet Corp. 3,015 82
Kimball Electronics, Inc.(Æ) 42,933 753
Liberty Latin America, Ltd. Class C(Æ)(Ð) 8,400 163
LiveRamp Holdings, Inc.(Æ) 1,715 82
LogMeIn, Inc. 2,594 222
ManTech International Corp. Class A 1,829 146
Maxar Technologies, Inc. 17,613 276
Meet Group, Inc.(Æ) 6,900 35
Mercury Systems, Inc.(Æ) 4,881 337
MicroStrategy , Inc. Class A(Æ) 3,952 563
Mimecast, Ltd.(Æ) 11,836 513
MiX Telematics, Ltd. - ADR 7,973 103
MobileIron , Inc.(Æ) 17,400 85
Model N, Inc.(Æ) 14,114 495
NAPCO Security Technologies, Inc.(Æ) 42,882 1,261
NeoPhotonics Corp.(Æ) 26,510 234
NETGEAR, Inc.(Æ)(Ð) 8,341 204
NetScout Systems, Inc.(Æ) 15,218 367
Nuance Communications, Inc.(Æ)(Ð) 11,100 198
NVE Corp. 10,343 738
OneSpan , Inc.(Æ) 41,054 703
Ooma , Inc.(Æ) 21,657 286
PC Connection, Inc. 1,489 74
Pegasystems , Inc. 12,561 1,000
Perspecta , Inc. 31,966 845
Pixelworks , Inc.(Æ) 8,000 31
Plantronics, Inc. 10,726 293
PlayAGS , Inc.(Æ) 4,500 55
Plexus Corp.(Æ) 1,580 122
Power Integrations, Inc. 2,262 224
Progress Software Corp. 2,170 90
QAD, Inc. Class A 22,849 1,164
Qualys , Inc.(Æ)(Ñ) 8,669 723
Ribbon Communications, Inc.(Æ) 6,300 20
SailPoint Technologies Holding, Inc.(Æ) 2,081 49
Sanmina Corp.(Æ) 2,895 99
ScanSource , Inc.(Æ) 3,497 129
Seachange International, Inc.(Æ) 3,015 13
Silicon Laboratories, Inc.(Æ) 4,332 502
Simulations Plus, Inc. 24,993 727
Sitime Corp.(Æ) 9,517 243
Sonos , Inc.(Æ)(Ð) 5,763 90

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stratasys , Ltd.(Æ) 2,500 51
Synaptics , Inc.(Æ)(Ð) 4,342 286
Synchronoss Technologies, Inc.(Æ)(Ð) 9,600 46
SYNNEX Corp. 2,212 285
Tech Data Corp.(Æ) 2,037 293
TeleNav , Inc.(Æ)(Ð) 6,200 30
Tenable Holdings, Inc.(Æ) 1,382 33
TrueCar , Inc.(Æ) 22,500 107
Unisys Corp.(Æ) 31,743 376
Universal Display Corp. 620 128
Varonis Systems, Inc.(Æ)(Ð) 550 43
Veeco Instruments, Inc.(Æ)(Ð) 7,500 110
Vishay Intertechnology , Inc. 5,859 125
Workiva , Inc.(Æ) 14,261 599
Yelp, Inc. Class A(Æ) 1,740 61
Zix Corp.(Æ) 95,703 649
25,541
Utilities - 5.2%
Allete , Inc. 5,368 436
American States Water Co. 3,367 292
Atlantic Power Corp.(Æ) 50,729 118
ATN International, Inc.(Æ) 1,210 67
Avista Corp. 13,534 650
Black Hills Corp. 3,200 251
Bonanza Creek Energy, Inc.(Æ) 1,545 36
Brigham Minerals, Inc. Class A 24,658 529
Chesapeake Utilities Corp. 830 80
Clearway Energy, Inc.(Æ) 2,565 49
Cogent Communications Holdings, Inc. 9,913 653
Earthstone Energy, Inc. Class A(Æ) 36,466 231
El Paso Electric Co. 1,438 98
GCI Liberty, Inc. Class A(Æ) 8,409 596
Gogo , Inc.(Æ)(Ð) 8,874 57
HighPoint Resources Corp.(Æ) 413,136 698
j2 Global, Inc. 2,104 197
Mammoth Energy Services, Inc. 50,133 110
MDU Resources Group, Inc. 51,249 1,523
MGE Energy, Inc. 908 72
Montage Resources Corp.(Æ) 12,560 100
New Jersey Resources Corp. 6,342 283
Northwest Natural Holding Co. 1,840 136
NorthWestern Corp. 5,545 397
NRG Energy, Inc.(Ð) 6,470 257
ONE Gas, Inc.(Û) 5,039 471
Orbcomm , Inc.(Æ) 12,083 51
Pinnacle West Capital Corp.(Ð) 3,040 273
Plains GP Holdings, LP Class A(Æ) 1,100 21
PNM Resources, Inc. 1,671 85
Portland General Electric Co. 13,719 765
Rosehill Resources, Inc. Class A(Æ) 25,142 32
South Jersey Industries, Inc. 20,254 668
Southwest Gas Holdings, Inc. 5,583 425
Spire, Inc. 2,162 180
Spok Holdings, Inc. 4,328 53
Talos Energy, Inc.(Æ) 2,500 75
Unitil Corp. 2,154 133
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vistra Energy Corp. 29,221 672
11,820
Total Common Stocks
(cost $205,184) 229,072
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 8,454,252 (∞) 8,457
Total Short-Term Investments
(cost $8,457) 8,457
Other Securities - 6.8%
U.S. Cash Collateral Fund(×)(@) 15,524,476 (∞)
15,524
Total Other Securities
(cost $15,524) 15,524
Total Investments 111.0%
(identified cost $229,165) 253,053
Securities Sold Short - (4.3)%
Consumer Discretionary - (0.9)%
1-800-Flowers.com, Inc. Class A(Æ) (3,600) (52)
At Home Group, Inc.(Æ) (4,033) (22)
Buckle, Inc. (The) (1,100) (30)
Caleres , Inc. (2,000) (48)
Carvana Co.(Æ) (190) (17)
Century Communities, Inc.(Æ) (3,215) (88)
Dorman Products, Inc.(Æ) (660) (50)
Fox Factory Holding Corp.(Æ) (1,237) (86)
Gap, Inc. (The) (2,840) (50)
G-III Apparel Group, Ltd.(Æ) (4,130) (138)
Gray Television, Inc.(Æ) (3,400) (73)
Hanesbrands, Inc. (417) (6)
Harley-Davidson, Inc. (1,260) (47)
Leggett & Platt, Inc. (3,670) (187)
LGI Homes, Inc.(Æ) (1,090) (77)
Lifetime Brands, Inc. (400) (3)
Lovesac Co. (The)(Æ) (400) (6)
Marriott Vacations Worldwide Corp. (770) (99)
Michaels Cos., Inc. (The)(Æ) (10,400) (84)
Monro Muffler Brake, Inc. (1,020) (80)
Movado Group, Inc. (4,600) (100)
Party City Holdco, Inc.(Æ) (32,546) (76)
Penn National Gaming, Inc.(Æ) (700) (18)
PetIQ , Inc.(Æ) (2,000) (50)
PriceSmart , Inc. (1,632) (116)
SEACOR Marine Holdings, Inc.(Æ) (400) (6)
Sinclair Broadcast Group, Inc. Class A (682) (23)
Strategic Education, Inc.(Æ) (590) (94)
Tenneco, Inc. Class A (2,800) (37)
Thor Industries, Inc. (2,760) (205)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vince Holding Corp.(Æ) (300) (5)
Winnebago Industries, Inc. (2,530) (134)
(2,107)
Consumer Staples - (0.1)%
Energizer Holdings, Inc. (3,690) (185)
Limoneira Co. (1,100) (21)
Simply Good Foods Co. (The)(Æ) (2,573) (73)
(279)
Energy - (0.3)%
Abraxas Petroleum Corp.(Æ) (47,995) (17)
Advanced Emissions Solutions, Inc. (3,622) (38)
Antero Resources Corp.(Æ) (17,200) (49)
Callon Petroleum Co.(Æ) (10,200) (49)
Clean Energy Fuels Corp.(Æ) (3,483) (8)
Contango Oil & Gas Co.(Æ) (700) (3)
Diamond Offshore Drilling, Inc.(Æ) (4,400) (32)
Gulfport Energy Corp.(Æ) (26,421) (80)
Laredo Petroleum, Inc.(Æ) (16,500) (47)
Nine Energy Service, Inc.(Æ) (5,200) (41)
Northern Oil and Gas, Inc.(Æ) (3,000) (7)
Oil States International, Inc.(Æ) (1,000) (16)
Profire Energy, Inc.(Æ) (1,000) (1)
ProPetro Holding Corp.(Æ) (6,100) (69)
Range Resources Corp. (13,900) (67)
Ring Energy, Inc.(Æ) (9,000) (24)
Select Energy Services, Inc. Class A(Æ) (2,800) (26)
Solaris Oilfield Infrastructure, Inc. Class A (4,942) (69)
TerraForm Power, Inc. Class A (1,647) (25)
Unit Corp.(Æ) (8,041) (6)
US Silica Holdings, Inc. (5,300) (33)
US Well Services, Inc.(Æ) (1,100) (2)
(709)
Financial Services - (1.1)%
AGNC Investment Corp.(Æ) (10,100) (179)
Allegiance Bancshares, Inc. (1,100) (41)
Apollo Commercial Real Estate Finance,
Inc.(ö) (3,300) (60)
Arbor Realty Trust, Inc.(ö) (10,400) (149)
Cannae Holdings, Inc.(Æ) (2,159) (80)
CBL & Associates Properties, Inc.(ö) (27,900) (29)
Cherry Hill Mortgage Investment Corp.(ö) (2,460) (36)
Chimera Investment Corp.(ö) (7,700) (158)
Colony Credit Real Estate, Inc.(ö) (1,200) (16)
eHealth, Inc.(Æ) (190) (18)
Encore Capital Group, Inc.(Æ) (1,401) (50)
First Financial Bancorp (4,300) (109)
Granite Point Mortgage Trust, Inc.(ö) (3,300) (61)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (2,320) (75)
Helios Technologies, Inc.(Æ) (750) (35)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
I3 Verticals, Inc. Class A(Æ) (646) (18)
Jernigan Capital, Inc.(ö) (800) (15)
Legacy Housing Corp.(Æ) (300) (5)
MBIA, Inc.(Æ) (6,200) (58)
Moelis & Co. Class A (1,100) (35)
New Residential Investment Corp.(ö) (10,900) (176)
New York Mortgage Trust, Inc.(ö) (15,900) (99)
Newmark Group, Inc. Class A (6,500) (87)
Ocwen Financial Corp.(Æ) (2,825) (4)
Office Properties Income Trust(ö) (2,570) (83)
Pebblebrook Hotel Trust(ö) (6,250) (168)
PennyMac Mortgage Investment Trust(ö) (7,200) (160)
Potlatch Corp.(ö) (3,950) (171)
Ready Capital Corp.(Æ) (1,000) (15)
Redwood Trust, Inc.(ö) (5,100) (84)
Target Hospitality Corp. Class A(Æ) (1,556) (8)
Two Harbors Investment Corp.(ö) (5,100) (75)
Veritex Holdings, Inc. (2,000) (58)
Victory Capital Holdings, Inc. Class A (1,000) (21)
Virtu Financial, Inc. Class A (4,400) (70)
Western Asset Mortgage Capital Corp.(ö) (954) (10)
(2,516)
Health Care - (0.6)%
Acadia Pharmaceuticals, Inc.(Æ) (560) (24)
ADMA Biologics, Inc.(Æ) (3,100) (12)
Alphatec Holdings, Inc.(Æ) (1,000) (7)
Anika Therapeutics, Inc.(Æ) (740) (38)
Arena Pharmaceuticals, Inc.(Æ) (2,667) (121)
Arrowhead Pharmaceuticals, Inc.(Æ) (290) (18)
Axonics Modulation Technologies, Inc.(Æ) (400) (11)
BioDelivery Sciences International, Inc.(Æ) (4,900) (31)
Bio-Rad Laboratories, Inc. Class A(Æ) (514) (190)
Bio- Techne Corp.(Æ) (370) (81)
Capital Senior Living Corp.(Æ) (1,600) (5)
CareDx , Inc.(Æ) (400) (9)
CASI Pharmaceuticals, Inc.(Æ) (700) (2)
Catalent , Inc.(Æ) (1,560) (88)
Deciphera Pharmaceuticals, Inc.(Æ) (190) (12)
Emergent BioSolutions , Inc.(Æ) (1,580) (85)
Geron Corp.(Æ) (12,029) (16)
Global Blood Therapeutics, Inc.(Æ) (106) (8)
Guardant Health, Inc.(Æ) (100) (8)
iRhythm Technologies, Inc.(Æ) (500) (34)
Kodiak Sciences, Inc.(Æ) (121) (9)
Krystal Biotech, Inc.(Æ) (550) (30)
LHC Group, Inc.(Æ) (710) (98)
Ligand Pharmaceuticals, Inc. Class B(Æ) (1,470) (153)
MannKind Corp.(Æ) (3,300) (4)
Matinas BioPharma Holdings, Inc.(Æ) (4,500) (10)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NeoGenomics , Inc.(Æ) (1,900) (56)
OncoCyte Corp.(Æ) (4,164) (9)
Principia Biopharma, Inc.(Æ) (285) (16)
Quanterix Corp.(Æ) (800) (19)
REGENXBIO, Inc.(Æ) (170) (7)
Repligen Corp.(Æ) (1,010) (93)
Sientra , Inc.(Æ) (1,000) (9)
Tabula Rasa HealthCare, Inc.(Æ) (920) (45)
Teladoc Health, Inc.(Æ) (710) (59)
ViewRay , Inc.(Æ) (2,500) (11)
(1,428)
Materials and Processing - (0.2)%
Coeur Mining, Inc.(Æ) (3,100) (25)
Cornerstone Building Brands, Inc.(Æ) (6,300) (54)
Covia Holdings Corp.(Æ) (3,600) (7)
Griffon Corp. (1,800) (37)
Hecla Mining Co. (33,000) (112)
Livent Corp.(Æ) (2,400) (21)
NN, Inc. (3,800) (35)
Quaker Chemical Corp. (90) (15)
Universal Forest Products, Inc. (500) (24)
Universal Stainless & Alloy Products, Inc.(Æ) (1,900) (28)
Uranium Energy Corp.(Æ) (16,491) (15)
(373)
Producer Durables - (0.3)%
Altra Industrial Motion Corp. (2,940) (106)
Aqua Metals, Inc.(Æ) (2,100) (2)
Coda Octopus Group, Inc.(Æ) (1,000) (8)
Concrete Pumping Holdings, Inc.(Æ) (2,700) (15)
Construction Partners, Inc. Class A(Æ) (3,800) (64)
DMC Global, Inc.(Æ) (498) (22)
ESCO Technologies, Inc. (590) (55)
Federal Signal Corp. (800) (26)
Iteris , Inc.(Æ) (3,800) (19)
Knight-Swift Transportation Holdings, Inc.
(Æ) (1,100) (39)
Stericycle, Inc.(Æ) (1,700) (108)
Teledyne Technologies, Inc.(Æ) (240) (83)
Willdan Group, Inc.(Æ) (830) (26)
(573)
Technology - (0.7)%
Adesto Technologies Corp.(Æ) (1,800) (15)
Altair Engineering, Inc. Class A(Æ) (2,390) (86)
Alteryx, Inc. Class A(Æ) (370) (37)
Anterix Inc.(Æ) (550) (24)
Blackline, Inc.(Æ) (660) (34)
Brooks Automation, Inc. (1,200) (50)
Calyxt , Inc.(Æ) (1,688) (12)
Cohu , Inc. (3,100) (71)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CommScope Holding Co., Inc.(Æ) (6,040) (86)
CTS Corp. (1,012) (30)
Digimarc Corp.(Æ) (470) (16)
Diodes, Inc.(Æ) (1,840) (104)
Envestnet , Inc.(Æ) (1,300) (91)
FormFactor , Inc.(Æ) (562) (15)
II-VI, Inc.(Æ) (5,683) (191)
Immersion Corp.(Æ) (9,200) (68)
IPG Photonics Corp.(Æ) (170) (25)
Lumentum Holdings, Inc. Class E(Æ) (494) (39)
Match Group, Inc.(Æ) (550) (45)
MongoDB, Inc.(Æ) (196) (26)
NAPCO Security Technologies, Inc.(Æ) (3,150) (93)
Onto Innovation, Inc.(Æ) (1,930) (71)
Science Applications International Corp. (1,010) (88)
Switch, Inc. Class A (1,800) (27)
SYNNEX Corp. (154) (20)
TTM Technologies, Inc.(Æ) (6,300) (95)
Ultra Clean Holdings(Æ) (4,900) (115)
Upland Software, Inc.(Æ) (750) (27)
Verra Mobility Corp.(Æ) (2,700) (38)
Zix Corp.(Æ) (8,200) (56)
(1,695)
Utilities - (0.1)%
Chaparral Energy, Inc. Class A(Æ) (9,000) (16)
Globalstar , Inc.(Æ) (10,629) (6)
HighPoint Resources Corp.(Æ) (13,700) (23)
Montage Resources Corp.(Æ) (3,600) (29)
New Fortress Energy LLC(Æ) (1,000) (16)
SilverBow Resources, Inc.(Æ) (1,292) (13)
(103)
Total Securities Sold Short
(proceeds $9,293) (9,783)
Other Assets and Liabilities, Net
- (6.7%)
(15,371)
Net Assets - 100.0%
227,899

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
—
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 97 USD 8,102 03/20
97
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
97
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 28,764 $ — $ —
$ —
$ 28,764 12. 6
Consumer Staples 7,084 — —
—
7,084 3.1
Energy 8,285 — —
—
8,285 3. 6
Financial Services 59,170 — —
—
59,170 2 6.0
Health Care 32,875 — —
—
32,875 14. 4
Materials and Processing 16,116 — —
—
16,116 7.1
Producer Durables 39,41 7 — —
—
39,41 7 17. 3
Technology 25,541 — —
—
25,541 1 1.2
Utilities 11,820 — —
—
11,820 5. 2
Short-Term Investments — — —
8,457
8,457 3.7
Other Securities — — —
15,524
15,524 6.8
Total Investments 229,07 2 — — 23,981 253,05 3 1 11.0
Securities Sold Short
***
(9,783) — — — (9,783) ( 4 . 3 )
Other Assets and Liabilities, Net (6.7)
100.0
Other Financial Instruments
Assets
Futures Contracts 97 — — — 97 — *
Total Other Financial Instruments
**
$ 97 $ — $ — $ — $ 97

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 97
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 970
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 213
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 15,190 $ — $ 15,190
Total Financial and Derivative Assets
15,190 — 15,190
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 15,190 $ — $ 15,190
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 115 $ — $ 115 $ —
Citigroup
984 — 984 —
Credit Suisse
62 — 62 —
Fidelity
4,161 — 4,161 —
JPMorgan Chase
2,348 — 2,348 —
Merrill Lynch
2,155 — 2,155 —
Morgan Stanley
5,365 — 5,365 —
Total
$ 15,190 $ — $ 15,190 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 9,783 $ — $ 9,783
Total Financial and Derivative Liabilities
9,783 — 9,783
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 9,783 $ — $ 9,783
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 9,783 $ — $ 9,783 $ —
Total
$ 9,783 $ — $ 9,783 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 229,165
Investments, at fair value(*)(>) ......................................................................................................................................................
253,053
Receivables:
Dividends and interest ....................................................................................................................................................... 242
Dividends from affiliated funds .......................................................................................................................................... 13
Investments sold ................................................................................................................................................................ 188
From broker(a) ................................................................................................................................................................... 205
Variation margin on futures contracts ................................................................................................................................. 97
Total assets .................................................................................................................................................
253,798
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 92
Fund shares redeemed ....................................................................................................................................................... 218
Accrued fees to affiliates .................................................................................................................................................... 184
Other accrued expenses ..................................................................................................................................................... 98
Securities sold short, at fair value(‡) .............................................................................................................................................. 9,783
Payable upon return of securities loaned ....................................................................................................................................... 15,524
Total liabilities .............................................................................................................................................
25,899
Net Assets ............................................................................................................................................................
$ 227,899

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 24,001
Shares of beneficial interest ...........................................................................................................................................................
159
Additional paid-in capital ..............................................................................................................................................................
203,739
Net Assets ............................................................................................................................................................
$ 227,899
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 14.30
Net assets ............................................................................................................................................................................... $ 227,898,550
Shares outstanding ($.01 par value) ....................................................................................................................................... 15,941,692
Amounts in thousands
(*)     Securities on loan included in investments $ 15,190
(‡)     Proceeds on securities sold short $ 9,293
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 23,981
(a)     Receivable from Broker for Futures $ 205
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 45
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,173
Dividends from affiliated funds ......................................................................................................................................... 1 72
Securities lending income (net) ......................................................................................................................................... 105
Total investment income ...............................................................................................................................................................
3,450
Expenses
Advisory fees .................................................................................................................................................................... 2,033
Administrative fees ........................................................................................................................................................... 113
Custodian fees ................................................................................................................................................................... 132
Transfer agent fees ............................................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 83
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ...................................................................................................................................................................... 34
Dividends from securities sold short ................................................................................................................................. 201
Interest expense paid on securities sold short ................................................................................................................... 56
Miscellaneous ................................................................................................................................................................... 17
Total expenses ...............................................................................................................................................................................
2,688
Net investment income (loss) ........................................................................................................................................................
762
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 12,396
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 970
Securities sold short .......................................................................................................................................................... 307
Net realized gain (loss) ..................................................................................................................................................................
13,677
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 31,787
Futures contracts .............................................................................................................................................................. 213
Securities sold short .......................................................................................................................................................... (490)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 31,510
Net realized and unrealized gain (loss) ......................................................................................................................................... 45,187
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 45,949

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 762 $ 1,128
Net realized gain (loss) ...................................................................................................................... 13,677 13,506
Net change in unrealized appreciation (depreciation) ....................................................................... 31,510 (41,214)
Net increase (decrease) in net assets from operations ............................................................................. 45,949 (26,580)
Distributions
To shareholders ................................................................................................................................. (4,653) (40,853)
Net decrease in net assets from distributions .......................................................................................... (4,653) (40,853)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (17,887) 17,069
Total Net Increase (Decrease) in Net Assets ..........................................................................
23,40 9 (50,364)
Net Assets
Beginning of period .................................................................................................................................
204,490 254,854
End of period ..........................................................................................................................................
$ 227,89 9 $ 204,490
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 579 $ 7,812 420 $ 6,505
Proceeds from reinvestment of distributions 326 4,653 3,169 40,853
Payments for shares redeemed (2,208) (30,352) (1,883) (30,289)
Total increase (decrease)
(1,303) $ (17,887) 1,706 $ 17,069

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
December 31, 2019 11.86 .0 5 2.6 8 2.73 (.0 7 ) (.22) —
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59) —
December 31, 2017 15.21 .03 2.33 2.36 (.03) (1.14) —
December 31, 2016 12.93 .10 2.30 2.40 (.10) (.01) (.01)
December 31, 2015 15.51 .09 (1.19) (1.10) (.10) (1.38) —

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 49
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.29) 14.30 23.07 227,899 1.19 1.19 . 3 4 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80
(1.17) 16.40 15.48 254,854 1.03 1.03 .17 135
(.12) 15.21 18.66 228,715 1.03 1.03 .76 106
(1.48) 12.93 (7.19) 218,063 1.06 1.04 .61 138

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 U.S, Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 172,774
Administration fees 9,599
Transfer agent fees 845
Trustee fees 907
$ 184,125
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,000 $ 50,373 $ 50,920 $ 4 $ — $ 8,457 $ 172 $ —
U.S. Cash Collateral Fund 7,689 72,397 64,562 — — 15,524 296 $ —
$ 16,689 $ 122,770 $ 115,482 $ 4 $ — $ 23,981 $ 468 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 233,455,222 $ 25,684,516 $ (6,086,434) $ 19,598,082 $ — $ 4,892,231
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 1,244,022 $ 3,409,094 $ — $ 11,168,845 $ 29,683,414 $ —

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
International Developed Markets Fund 51
International Developed Markets Fund
Total
Return
1 Year 19 .72%
5 Years 5 .17%§
10 Years 5 .71%§
MSCI World ex USA Index (Net)**
Total
Return
1 Year 22 .49%
5 Years 5 .42%§
10 Years 5 .32%§
International Developed Markets Linked Benchmark***
Total
Return
1 Year 22 .49%
5 Years 5 .57%§
10 Years 5 .38%§

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
52 International Developed Markets Fund
International Developed Markets Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
19.72%. This is compared to the Fund’s benchmark, the MSCI
World ex USA Index (Net), which gained 22.49% during the same period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Foreign Large Blend Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 21.61%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were strongly positive over the
period. Europe ex-UK recorded the strongest gains, while the
United Kingdom and Asia-Pacific underperformed relative to the overall market.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, information technology and health care were the largest drivers of positive performance. Energy and communication services recorded the smallest gains.
In terms of factor performance, quality and growth factors were the biggest drivers of positive performance over the period.
Momentum factor also outperformed while value and low volatility factors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the one-year
period ended December 31, 2019. Sector allocation detracted, mainly due to an underweight to health care and an overweight to communication services. An overweight to emerging markets further held back gains. Stock selection contributed negatively over the period, particularly within energy, consumer discretionary and health care sectors. Positive selection in financials moderated the loss.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, GQG
Partners LLC (“GQG”) was the top performer during the period.
GQG’s growth-oriented strategy was a tailwind. An underweight to energy and an overweight to information technology were
additive. Effective stock selection in Europe and the financials sector also boosted performance.
Pzena Investment Management, LLC was the weakest performer
as the manager’s value strategy faced headwinds. An overweight to energy and an underweight to health care were the main
detractors. Stock selection in consumer discretionary and health care further detracted. An overweight to emerging markets also impacted negatively.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning across multiple factors and sectors. The strategy uses the output from a quantitative model to purchase a stock portfolio expressing these views. The positioning strategy’s benchmark-relative performance was negative for the period, as the strategy’s overweight to value detracted.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy detracted during the fiscal year.
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash. The decision to equitize cash was additive, as the market’s absolute return was positive over the period.

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
International Developed Markets Fund 53
Describe any changes to the Fund’s structure or the money
manager line-up.
In March 2019, Numeric Investors LLC was terminated and
allocations to existing money managers were increased.
In June 2019, Janus Capital Management LLC and Perkins
Investment Management, LLC were terminated. Wellington
Management Company LLP’s mandate was expanded to include
its international contrarian value ex-small cap strategy. The objective of this change was to improve the Fund’s excess return potential.
In December 2019, GQG Partners, LLC resigned its role in
the Fund and Intermede Global Partners Inc. and Intermede
Investment Partners Limited were hired.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2019 Styles
Intermede Global Partners Inc. and
Intermede Investment Partners Limited Growth
Pzena Investment Management LLC Value
Wellington Management Company LLP Growth
* Assumes initial investment on January 1, 2010.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the MSCI
EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed ex US Large Cap Index (net of tax
on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
54 International Developed Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,070.30 $ 1,01 9 . 96
Expenses Paid During Period* $ 5.43 $ 5. 30
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Argentina - 0.1%
YPF SA - ADR(Ñ) 34,203 396
Australia - 2.1%
AGL Energy, Ltd. 37,966 548
Alumina, Ltd. 31,015 50
Aristocrat Leisure, Ltd. 37,100 880
ASX, Ltd. - ADR 4,108 227
Australia & New Zealand Banking
Group, Ltd. - ADR 18,262 316
Bendigo & Adelaide Bank, Ltd. 9,460 65
BHP Group PLC 23,335 551
BHP Group, Ltd. - ADR 2,672 73
Caltex Australia, Ltd. 4,489 107
Commonwealth Bank of Australia - ADR 17,507 984
CSL, Ltd. 9,174 1,781
Dexus Property Group(Æ)(ö) 22,617 186
GPT Group (The)(ö) 35,203 139
Insurance Australia Group, Ltd.(Æ) 24,344 131
Macquarie Group, Ltd. 7,647 742
Mirvac Group(ö) 36,328 81
National Australia Bank, Ltd. - ADR 14,149 245
Origin Energy, Ltd. 30,207 180
Scentre Group(ö) 21,507 58
South32, Ltd. Class B 34,053 65
Stockland(ö) 27,491 89
Telstra Corp., Ltd. 30,057 75
Treasury Wine Estates, Ltd. 15,093 172
Wesfarmers, Ltd.(Æ) 10,711 312
Westpac Banking Corp. 19,678 335
8,392
Austria - 0.2%
Erste Group Bank AG(Æ) 6,004 226
OMV AB 6,014 338
Voestalpine AG 4,135 115
679
Belgium - 0.8%
Ageas 20,867 1,234
KBC Groep NV 23,298 1,757
Solvay SA 2,210 257
3,248
Bermuda - 0.0%
NWS Holdings, Ltd. 108,000 152
Brazil - 0.3%
Banco Bradesco SA - ADR 85,726 767
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 15,193 519
1,286
Canada - 4.0%
Algonquin Power & Utilities Corp. 62,023 877
ARC Resources, Ltd.(Ñ) 21,406 135
Atco, Ltd. Class I 3,893 149
Bank of Montreal 7,077 548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of Nova Scotia (The) 11,143 629
Barrick Gold Corp. 61,195 1,138
BCE, Inc. 7,410 343
Brookfield Asset Management, Inc.
Class A 6,061 350
Cameco Corp. Class A 17,489 156
Canadian Imperial Bank of Commerce 3,862 321
Canadian National Railway Co. 6,925 626
Canadian Natural Resources, Ltd. 12,580 407
Cenovus Energy, Inc. 24,425 248
Dollarama, Inc. 13,416 461
Encana Corp. 153,823 720
First Capital Real Estate Investment
Trust(Æ) 4,475 71
Fortis, Inc. 25,184 1,046
George Weston, Ltd. 1,870 148
Great-West Lifeco , Inc. 15,478 396
Healthcare Realty Trust, Inc.(Æ)(ö) 7,729 126
Husky Energy, Inc. 10,036 81
iA Financial Corp., Inc. 4,923 270
Imperial Oil, Ltd. 9,004 238
Kinross Gold Corp.(Æ) 107,441 509
Magna International, Inc. Class A 3,173 174
Manulife Financial Corp. 33,802 686
National Bank of Canada 2,100 117
Power Corp. of Canada 9,625 248
Power Financial Corp. 5,180 139
Quebecor, Inc. Class B 3,680 94
RioCan Real Estate Investment Trust(ö) 7,625 157
Royal Bank of Canada - GDR 13,941 1,104
Shaw Communications, Inc. Class B 5,973 121
Sun Life Financial, Inc. 20,051 914
Suncor Energy, Inc. 11,320 371
TC Energy Corp.(Æ) 6,098 325
Teck Resources, Ltd. Class B 7,383 128
Toronto Dominion Bank 21,168 1,188
Tourmaline Oil Corp. 9,270 109
15,868
Cayman Islands - 0.1%
Trip.com Group, Ltd. - ADR(Æ) 13,082 439
China - 2.7%
Alibaba Group Holding, Ltd. - ADR(Æ) 22,376 4,746
China Construction Bank Corp. Class H 544,000 471
China Telecom Corp., Ltd. Class H 2,160,000 887
Dongfeng Motor Group Co., Ltd. Class H 962,000 906
Lenovo Group, Ltd. 1,796,257 1,208
Ping An Insurance Group Co. of China,
Ltd. Class H 57,466 681
Sunny Optical Technology Group Co.,
Ltd. 31,499 547
Tencent Holdings, Ltd. 23,384 1,128
10,574
Denmark - 2.1%
AP Moller - Maersk A/S Class B 2,620 3,780

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coloplast A/S Class B 7,294 907
Danske Bank A/S 47,038 761
Drilling Co. of 1972 A/S (The)(Æ) 1,163 77
DSV A/S 5,831 675
Genmab A/S(Æ) 3,365 749
Novo Nordisk A/S Class B 22,589 1,310
8,259
Finland - 0.7%
Elisa OYJ Class A 1,574 87
Kone OYJ Class B 6,625 433
Neste OYJ 9,931 346
Nokia OYJ 158,369 588
Nordea Bank AB 20,914 169
Nordea Bank Abp 344 3
Orion OYJ Class B 1,887 87
Sampo OYJ Class A 10,506 458
Stora Enso OYJ Class R 6,919 101
UPM- Kymmene OYJ 15,122 524
Wartsila OYJ Abp Class B 6,190 68
2,864
France - 10.4%
Air Liquide SA Class A 20,139 2,862
Airbus Group SE 6,184 907
Amundi SA(Þ) 21,746 1,709
Arkema SA 908 97
Atos SE 2,375 199
AXA SA 21,044 594
BNP Paribas SA 33,245 1,979
Bouygues SA - ADR 22,095 941
Capgemini SE 4,703 576
Carrefour SA 6,475 109
Cie Generale des Etablissements
Michelin SCA Class B 8,786 1,078
CNP Assurances 700 14
Compagnie de Saint-Gobain SA 46,121 1,895
Covivio (ö) 626 71
Credit Agricole SA 111,694 1,627
Danone SA 6,450 535
Eiffage SA 1,933 222
Engie SA 66,866 1,081
Eurazeo SE 1,724 118
Hermes International 810 606
Klepierre SA - GDR(ö) 7,335 279
L'Oreal SA 10,651 3,163
LVMH Moet Hennessy Louis Vuitton
SE - ADR 271 126
Natixis SA 23,693 106
Orange SA - ADR 8,481 125
Pernod Ricard SA 4,813 862
Peugeot SA 3,268 78
Publicis Groupe SA - ADR 35,733 1,618
Renault SA 19,756 937
Rexel SA Class H 251,825 3,353
Safran SA 17,600 2,728
Sanofi - ADR 10,411 1,046
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schneider Electric SE 31,068 3,196
SCOR SE - ADR 20,166 847
Societe Generale SA 43,723 1,528
Total SA 68,158 3,766
Unibail - Rodamco -Westfield(ö) 1,391 220
Vinci SA 1,525 169
41,367
Germany - 5.1%
Adidas AG 2,051 667
Allianz SE 3,743 918
BASF SE 27,605 2,093
Bayer AG 2,823 231
Beiersdorf AG 3,565 427
BMW US Capital LLC 3,827 315
Commerzbank AG 18,403 114
Continental AG 809 105
Covestro AG(Þ) 19,618 912
Daimler AG 24,536 1,360
Deutsche Boerse AG 16,920 2,660
Deutsche Lufthansa AG 33,134 610
Deutsche Post AG 3,305 126
Deutsche Telekom AG 8,128 133
E.ON SE 38,503 412
Evonik Industries AG 2,666 82
Fresenius SE & Co. KGaA 1,750 99
GEA Group AG 4,183 138
Hannover Rueck SE 2,745 531
HeidelbergCement AG 1,110 81
Infineon Technologies AG - ADR 28,745 659
Metro AG(Æ) 49,527 302
Metro Wholesale & Food Specialist AG 23,465 378
Muenchener Rueckversicherungs-
Gesellschaft AG 3,912 1,154
RWE AG 12,433 382
Salzgitter AG 6,117 136
SAP SE - ADR 2 2 , 816 3,058
Siemens AG 11,094 1,450
Symrise AG 2,932 308
Uniper SE 2,518 83
Vonovia SE 2,035 110
Zalando SE(Æ)(Þ) 4,344 220
20,254
Hong Kong - 2.8%
AIA Group, Ltd. 227,408 2,393
Bank of East Asia, Ltd. (The) 60,800 136
China Mobile, Ltd. 114,500 967
China Resources Power Holdings Co.,
Ltd. 1,210,417 1,700
China Unicom Hong Kong, Ltd. 1,014,000 957
CK Asset Holdings, Ltd. 27,549 200
CK Hutchison Holdings, Ltd. Class B 36,313 347
CK Infrastructure Holdings, Ltd. 42,500 303
CLP Holdings, Ltd. 32,500 342
Hang Seng Bank, Ltd. 21,800 451
Henderson Land Development Co., Ltd. 35,200 173

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hongkong Land Holdings, Ltd. 39,100 225
Hysan Development Co., Ltd. 20,000 79
Jardine Matheson Holdings, Ltd. 5,400 300
Jardine Strategic Holdings, Ltd. 4,400 135
Kerry Properties, Ltd. 18,500 59
Link Real Estate Investment Trust(ö) 16,076 171
New World Development Co., Ltd. 165,000 226
Power Assets Holdings, Ltd. 33,500 245
Sun Hung Kai Properties, Ltd. 13,000 199
Swire Pacific, Ltd. Class A 16,000 149
Swire Properties, Ltd. 18,416 61
Techtronic Industries Co., Ltd. 56,271 460
WH Group, Ltd.(Þ) 230,000 238
Wharf Holdings, Ltd. (The) 32,000 81
Wharf Real Estate Investment Co., Ltd. 20,000 123
Wheelock & Co., Ltd. 28,000 187
10,907
India - 1.3%
Canara Bank(Æ) 119,258 370
HDFC Bank, Ltd. - ADR 54,876 3,476
Infosys, Ltd. - ADR 69,146 714
NTPC, Ltd. 30,955 52
Zee Entertainment Enterprises, Ltd. 105,298 432
5,044
Indonesia - 0.2%
Bank Central Asia Tbk PT 298,895 718
Ireland - 0.6%
Accenture PLC Class A 3,797 800
AIB Group PLC 84,267 295
Bank of Ireland Group PLC 156,758 865
CRH PLC 7,610 305
Paddy Power Betfair PLC 1,019 124
2,389
Israel - 0.2%
Bank Hapoalim BM 43,318 359
Bank Leumi Le-Israel BM 48,024 350
Israel Discount Bank, Ltd. Class A 28,582 133
Mizrahi Tefahot Bank, Ltd. 3,401 91
933
Italy - 3.5%
Assicurazioni Generali SpA 54,821 1,132
BPER Banca 109,385 550
Davide Campari-Milano SpA 58,379 533
Enel SpA 447,276 3,559
ENI SpA - ADR 141,327 2,196
Ferrari NV 3,543 588
FinecoBank Banca Fineco SpA 12,771 153
Intesa Sanpaolo SpA 105,897 279
Mediobanca SpA 21,004 231
Moncler SpA 12,797 576
Poste Italiane SpA (Þ) 14,442 164
Saipem SpA (Æ) 136,856 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Snam Rete Gas SpA 40,525 214
Telecom Italia SpA (Æ) 830,901 518
Terna Rete Elettrica Nazionale SpA 31,532 211
UniCredit SpA 154,915 2,265
13,838
Japan - 18.4%
Aisin Seiki Co., Ltd. 3,000 111
ANA Holdings, Inc. 4,900 164
Aozora Bank, Ltd. 6,000 158
Asahi Glass Co., Ltd. 4,100 146
Asahi Kasei Corp. 18,000 202
Astellas Pharma, Inc. 30,700 524
Benesse Holdings, Inc. 5,100 134
Bridgestone Corp. 19,600 728
Canon, Inc. 32,000 873
Central Japan Railway Co. 1,900 382
Chiba Bank, Ltd. (The) 33,000 190
Chiyoda Corp.(Æ) 31,000 80
Chubu Electric Power Co., Inc. 7,500 106
Citizen Watch Co., Ltd. 71,900 390
Concordia Financial Group, Ltd. 56,200 231
Dai Nippon Printing Co., Ltd. 6,500 176
Daicel Chemical Industries, Ltd. 8,200 78
Dai-ichi Life Holdings, Inc. 112,050 1,845
Daito Trust Construction Co., Ltd. 2,900 359
Daiwa House Industry Co., Ltd. 4,400 136
Daiwa Securities Group, Inc. 31,000 157
DeNA Co., Ltd. 24,300 391
Denso Corp. 15,900 717
East Japan Railway Co. 3,600 325
Eisai Co., Ltd. 10,740 800
Electric Power Development Co., Ltd. 10,100 245
Fuji Heavy Industries, Ltd. 12,900 319
Fuji Media Holdings, Inc. 15,800 224
FUJIFILM Holdings Corp. 4,800 229
Fujitsu, Ltd. 22,700 2,143
Fukuoka Financial Group, Inc. 20,500 391
GMO Payment Gateway, Inc. 6,800 468
Gree , Inc. 64,800 294
Hankyu Hanshin Holdings, Inc. 5,800 248
Hitachi Metals, Ltd. 206,600 3,036
Hitachi, Ltd. 4,900 206
Honda Motor Co., Ltd. 155,900 4,399
Iida Group Holdings Co., Ltd. 54,000 945
Inpex Corp. 296,400 3,093
Isuzu Motors, Ltd. 92,900 1,094
ITOCHU Corp. 23,800 551
Japan Airlines Co., Ltd. 7,200 225
Japan Exchange Group, Inc. 8,300 146
Japan Post Bank Co., Ltd. Class A 8,800 84
Japan Post Holdings Co., Ltd. 20,000 188
Japan Tobacco, Inc. 17,800 397
JFE Holdings, Inc. 5,800 74
JGC Holdings Corp. 54,400 875
JSR Corp. 57,800 1,056
JX Holdings, Inc. 390,300 1,785

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kajima Corp. 9,000 120
Kamigumi Co., Ltd. 10,000 219
KDDI Corp. 27,900 830
Kirin Holdings Co., Ltd. 14,600 318
Konica Minolta, Inc. 10,900 71
Kyocera Corp. 5,600 382
Kyushu Electric Power Co., Inc. 5,100 44
Marubeni Corp. 44,800 331
Mazda Motor Corp. 16,900 144
Medipal Holdings Corp. 6,000 132
Mitsubishi Chemical Holdings Corp. 24,700 184
Mitsubishi Corp. 18,100 480
Mitsubishi Electric Corp. 38,400 522
Mitsubishi Estate Co., Ltd. 39,800 761
Mitsubishi Heavy Industries, Ltd. 30,100 1,164
Mitsubishi Materials Corp. 5,700 155
Mitsubishi Motors Corp. 70,700 294
Mitsubishi UFJ Financial Group, Inc. 373,200 2,018
Mitsui & Co., Ltd. 75,300 1,339
Mitsui Chemicals, Inc. 5,300 129
Mizuho Financial Group, Inc. 604,500 930
MS&AD Insurance Group Holdings, Inc. 25,200 830
Murata Manufacturing Co., Ltd. 3,400 210
Nidec Corp. 3,250 444
Nikon Corp. 47,700 583
Nintendo Co., Ltd. 1,610 650
Nippon Steel & Sumitomo Metal Corp. 13,900 209
Nippon Telegraph & Telephone Corp. 16,406 416
Nippon Television Holdings, Inc. 26,800 358
Nissan Motor Co., Ltd. 151,600 881
Nitto Denko Corp. 20,500 1,150
Nomura Holdings, Inc. 193,900 996
Nomura Real Estate Holdings, Inc. 3,100 75
NTT DOCOMO, Inc. 18,400 514
Obayashi Corp. 21,400 237
Oji Holdings Corp. 52,900 286
ORIX Corp. 26,200 436
Osaka Gas Co., Ltd. 8,400 160
Otsuka Holdings Co., Ltd. 6,200 276
Resona Holdings, Inc. 397,200 1,732
Ricoh Co., Ltd. 21,400 232
Seibu Holdings, Inc. 3,600 59
Sekisui Chemical Co., Ltd. 11,900 206
Sekisui House, Ltd. 17,200 367
Shimamura Co., Ltd. 9,300 710
Shimizu Corp. 6,000 61
Shin-Etsu Chemical Co., Ltd. 4,635 508
SoftBank Group Corp. 13,200 575
Sompo Japan Nipponkoa Holdings, Inc. 7,700 302
Sony Corp. 6,510 443
Sumitomo Chemical Co., Ltd. 25,000 113
Sumitomo Corp. 24,200 361
Sumitomo Electric Industries, Ltd. 21,000 315
Sumitomo Metal Mining Co., Ltd. 5,000 161
Sumitomo Mitsui Financial Group, Inc. 80,500 2,964
Sumitomo Mitsui Trust Holdings, Inc. 29,300 1,156
T&D Holdings, Inc. 112,800 1,424
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiheiyo Cement Corp. 5,200 152
Takeda Pharmaceutical Co., Ltd. 34,300 1,359
Teijin, Ltd. 7,000 131
THK Co., Ltd. 18,500 497
Tohoku Electric Power Co., Inc. 17,700 175
Tokio Marine Holdings, Inc. 39,300 2,195
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 33,900 145
Tokyo Electron, Ltd. 2,900 637
Tokyo Gas Co., Ltd. 4,700 114
Tokyu Fudosan Holdings Corp. 23,800 164
Toppan Printing Co., Ltd. 10,500 216
Toyota Industries Corp. 4,100 236
Toyota Motor Corp. 27,100 1,908
Toyota Tsusho Corp. 8,600 301
Trend Micro, Inc. 1,600 82
West Japan Railway Co. 3,500 302
Yahoo! Japan Corp. 272,900 1,143
Yamada Denki Co., Ltd. 26,000 138
72,980
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 7,875 139
Aroundtown SA 12,829 115
Millicom International Cellular SA 547 26
RTL Group SA 2,936 145
Spotify Technology SA(Æ) 3,945 590
Tenaris SA 10,649 120
1,135
Macao - 0.2%
Sands China, Ltd. 123,625 663
Malaysia - 0.0%
CIMB Group Holdings BHD 143,100 180
Netherlands - 3.9%
ABN AMRO Group NV(Þ) 50,076 915
Adyen NV(Æ)(Þ) 702 578
Aegon NV 41,917 192
ASML Holding NV 6,684 1,991
Euronext NV(Þ) 7,422 606
Exor NV 2,352 182
Heineken NV 8,383 894
ING Groep NV 241,918 2,907
InterXion Holding NV(Æ) 8,688 728
Koninklijke Ahold Delhaize NV 19,425 487
Koninklijke KPN NV 293,050 866
NN Group NV 6,815 259
Randstad Holding NV 1,958 120
Royal Dutch Shell PLC Class A 104,533 3,079
TNT NV - ADR 150,034 338
Unilever NV 17,708 1,019
VEON, Ltd.(Æ) 157,835 399
15,560

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 54,557 550
Spark New Zealand, Ltd. 29,159 85
635
Norway - 0.7%
DNB ASA 14,926 280
Marine Harvest ASA 10,241 266
Norsk Hydro ASA 255,790 955
Orkla ASA 30,622 310
Statoil ASA Class N 36,284 726
Telenor ASA 10,428 187
2,724
Portugal - 0.2%
Energias de Portugal SA 69,724 302
Galp Energia SGPS SA Class B 34,895 584
886
Russia - 0.6%
Gazprom PJSC - ADR 106,088 874
Lukoil PJSC - ADR 5,068 503
Sberbank of Russia PJSC - ADR 32,641 537
Yandex NV Class A(Æ) 14,023 610
2,524
Singapore - 1.4%
Ascendas Real Estate Investment
Trust(Æ)(ö) 183,300 405
CapitaLand, Ltd. 85,800 239
DBS Group Holdings, Ltd. 64,500 1,243
Keppel Corp., Ltd. - ADR 23,700 119
Oversea-Chinese Banking Corp., Ltd. 16,645 136
Singapore Airlines, Ltd.(Æ) 24,300 163
Singapore Technologies Engineering,
Ltd. 109,000 320
Singapore Telecommunications, Ltd. 245,700 616
United Overseas Bank, Ltd. 10,500 207
UOL Group, Ltd. 15,400 95
Venture Corp., Ltd. 12,900 156
Wilmar International, Ltd. 625,500 1,919
Yangzijiang Shipbuilding Holdings, Ltd. 71,700 60
5,678
South Africa - 0.3%
Gold Fields, Ltd. - ADR 80,958 534
Impala Platinum Holdings, Ltd.(Æ) 38,050 390
MTN Group, Ltd. 61,938 365
1,289
South Korea - 1.3%
KB Financial Group, Inc. 24,492 1,011
KT Corp. - ADR 79,085 917
POSCO 5,479 1,116
Samsung Electronics Co., Ltd. 14,773 712
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 38,215 1,430
5,186
Spain - 2.6%
ACS Actividades de Construccion y
Servicios SA 4,727 189
Banco Bilbao Vizcaya Argentaria SA
- ADR 62,751 354
Banco Santander SA - ADR 112,243 474
Bankia SA 263,386 564
Bankinter SA 14,092 104
CaixaBank SA 396,112 1,249
Cellnex Telecom SA(Þ) 94,843 4,088
Enagas SA 5,909 151
Endesa SA - ADR 15,547 415
Gas Natural SDG SA 10,383 261
Iberdrola SA 91,916 947
Industria de Diseno Textil SA 11,323 401
Mapfre SA 31,672 84
Red Electrica Corp. SA 14,192 285
Repsol SA - ADR 17,416 273
Telefonica SA - ADR 40,445 283
10,122
Sweden - 1.5%
Assa Abloy AB Class B 28,764 672
Atlas Copco AB(Æ) 12,975 517
Bausch & Lomb, Inc.(Æ) 10,401 277
Investor AB Class B 1,564 85
Kinnevik AB Class B 3,988 98
Sandvik AB 25,591 500
Skandinaviska Enskilda Banken AB
Class A 24,837 234
Skanska AB Class B 5,334 121
SKF AB Class B 16,922 343
Svenska Handelsbanken AB Class A 97,734 1,052
Swedbank AB Class A 10,769 161
Swedish Match AB 4,393 226
Telefonaktiebolaget LM Ericsson Class B 75,605 662
Telia Co. AB 37,983 163
Trelleborg AB Class B 30,275 545
Volvo AB Class B 11,120 187
5,843
Switzerland - 8.2%
ABB, Ltd. 29,826 720
Adecco SA 25,867 1,635
Alcon, Inc.(Æ) 8,300 470
Baloise Holding AG 1,774 321
Chocoladefabriken Lindt & Spruengli
AG 27 210
Cie Financiere Richemont SA 1,133 89
Credit Suisse Group AG(Æ) 77,821 1,056
Glencore PLC(Æ) 77,853 243
Julius Baer Group, Ltd.(Æ) 34,842 1,799
Kuehne & Nagel International AG 1,623 274
LafargeHolcim , Ltd.(Æ) 27,433 1,521

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 40,410 4,378
Novartis AG 61,979 5,872
Pargesa Holding SA 1,090 91
Partners Group Holding AG 1,073 983
Roche Holding AG 13,064 4,236
SGS SA 107 293
Sika AG 5,921 1,115
Swiss Life Holding AG 800 401
Swiss Re AG 7,695 865
Swisscom AG 407 216
Temenos AG(Æ) 3,656 578
UBS Group AG 342,625 4,324
Zurich Insurance Group AG 2,559 1,050
32,740
Taiwan - 1.1%
Catcher Technology Co., Ltd. 119,513 906
Hon Hai Precision Industry Co., Ltd. 410,184 1,242
Innolux Corp. 1,324,000 369
MediaTek , Inc. 41,000 607
Shin Kong Financial Holding Co., Ltd.
(Æ) 1,382,000 478
Taiwan Semiconductor Manufacturing
Co., Ltd. 69,000 764
4,366
Thailand - 0.1%
Kasikornbank PCL 110,800 555
United Kingdom - 13.6%
3i Group PLC 20,545 299
Admiral Group PLC 4,177 128
Anglo American PLC 53,291 1,538
AstraZeneca PLC 43,573 4,359
Aviva PLC 222,562 1,242
Babcock International Group PLC 71,547 598
Barclays PLC 488,669 1,167
Barratt Developments PLC 13,413 133
Berkeley Group Holdings PLC 4,717 306
BP PLC 544,044 3,415
British American Tobacco PLC 10,853 462
British Land Co. PLC (The)(ö) 64,438 549
BT Group PLC 513,608 1,316
Centrica PLC 612,799 730
Compass Group PLC 3,229 81
Diageo PLC 56,988 2,401
Direct Line Insurance Group PLC 67,607 282
Experian PLC 7,181 243
Fevertree Drinks PLC 16,136 449
Fiat Chrysler Automobiles NV 18,218 270
GlaxoSmithKline PLC - ADR 11,585 273
HSBC Holdings PLC 509,181 3,999
ITV PLC 100,487 202
J Sainsbury PLC 858,455 2,632
John Wood Group PLC 335,013 1,774
Kingfisher PLC 316,010 916
Land Securities Group PLC(ö) 47,368 622
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Legal & General Group PLC 91,982 371
Lloyds Banking Group PLC 1,598,859 1,334
London Stock Exchange Group PLC 26,701 2,758
Marks & Spencer Group PLC 175,249 497
National Grid PLC 19,345 243
Pearson PLC 7,320 62
Persimmon PLC Class A 6,006 216
Prudential PLC 60,381 1,162
Reckitt Benckiser Group PLC 2,976 242
Rio Tinto PLC 29,481 1,752
Royal Bank of Scotland Group PLC 396,764 1,272
RSA Insurance Group PLC 27,558 208
Segro PLC(ö) 12,111 145
Smith & Nephew PLC 37,755 912
St. James's Place PLC 15,239 236
Standard Chartered PLC 332,631 3,142
Standard Life Aberdeen PLC(Æ) 117,740 513
Taylor Wimpey PLC 66,138 171
TechnipFMC PLC 81,363 1,744
Tesco PLC 403,955 1,368
Travis Perkins PLC 95,896 2,052
Unilever PLC 2,116 121
United Utilities Group PLC 8,004 101
Vodafone Group PLC 859,323 1,668
Wausau Paper Corp. 64,204 904
Willis Towers Watson PLC(Æ) 2,000 404
Wm Morrison Supermarkets PLC 29,824 79
54,063
United States - 2.7%
Abbott Laboratories 19,803 1,720
Alphabet, Inc. Class C(Æ) 1,507 2,015
Carnival PLC 5,320 254
MasterCard, Inc. Class A 7,585 2,264
Mylan NV(Æ) 55,924 1,124
NVIDIA Corp. 4,951 1,165
Visa, Inc. Class A 10,817 2,033
10,575
Total Common Stocks
(cost $352,667) 375,311
Preferred Stocks - 1.2%
Germany - 1.2%
Porsche Automobil Holding SE
2.210% (Ÿ) 5,955 445
Volkswagen AG
4.860% (Ÿ) 22,078 4,365
4,810
Total Preferred Stocks
(cost $3,972) 4,810
Warrants & Rights - 0.0%
Spain - 0.0%
Repsol SA(Æ)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2020  Rights 17,416 8
Total Warrants & Rights
(cost $8) 8
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund (@) 10,312,076 (∞) 10,315
Total Short-Term Investments
(cost $10,316) 10,315
Other Securities - 0.3%
U.S. Cash Collateral Fund(×) (@) 1,037,378 (∞) 1,037
Total Other Securities
(cost $1,037) 1,037
Total Investments 98.6%
(identified cost $368,000) 391,481
Other Assets and Liabilities, Net
- 1.4%
5,625
Net Assets - 100.0%
397,106

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.4%
ABN AMRO Group NV 06/26/19 EUR 50,076 18.08 905
915
Adyen NV 07/25/19 EUR 702 743.78 522
578
Amundi SA 02/21/19 EUR 21,746 65.34 1,421
1,709
Cellnex Telecom SA 06/19/17 EUR 94,843 30.17 2,861
4,088
Covestro AG 06/26/19 EUR 19,618 44.56 874
912
Euronext NV 04/25/19 EUR 7,422 69.64 517
606
Poste Italiane SpA 06/26/19 EUR 14,442 10.45 151
164
WH Group, Ltd. 06/26/19 HKD 230,000 1.05 240
238
Zalando SE 12/12/19 EUR 4,344 46.15 200
220
9,430
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 319 EUR 11,896 03/20
(120)
MSCI EAFE Index Futures 78 USD 7,942 03/20
28
S&P/TSX 60 Index Futures 83 CAD 16,806 03/20
48
SPI 200 Index Futures 76 AUD 12,546 03/20
(262)
TOPIX Index Futures 111 JPY 1,910,309 03/20
18
Short Positions
Hang Seng Index Futures 42 HKD 59,367 01/20
(71)
MSCI Emerging Markets Index Futures 328 USD 18,371 03/20
(445)
S&P 500 E-Mini Index Futures 170 USD 27,464 03/20
(487)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,291)
Foreign Currency Exchange Contracts
Amounts in  thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,185 AUD 3,183 03/18/20 53
Bank of Montreal USD 3,858 CAD 5,100 03/18/20 71
Bank of Montreal USD 4,059 JPY 438,467 03/18/20 (8)
Bank of Montreal HKD 12,006 USD 1,535 03/18/20 (5)
Bank of New York USD 2,190 AUD 3,183 03/18/20 48
Bank of New York USD 3,865 CAD 5,100 03/18/20 63
Bank of New York USD 4,061 JPY 438,467 03/18/20 (9)
Bank of New York HKD 12,006 USD 1,536 03/18/20 (4)
Brown Brothers Harriman AUD 74 USD 52 01/02/20 —
Brown Brothers Harriman CAD 53 USD 41 01/03/20 —
Brown Brothers Harriman EUR 51 USD 57 01/02/20 —
Brown Brothers Harriman GBP 52 USD 69 01/02/20 —
Brown Brothers Harriman SEK 629 USD 67 01/02/20 —
Citigroup USD 2,190 AUD 3,183 03/18/20 48
Citigroup USD 3,867 CAD 5,100 03/18/20 60

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Foreign Currency Exchange Contracts
Amounts in  thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 4,060 JPY 438,467 03/18/20 (8)
Citigroup HKD 12,006 USD 1,536 03/18/20 (4)
Royal Bank of Canada USD 2,185 AUD 3,183 03/18/20 53
Royal Bank of Canada USD 3,860 CAD 5,100 03/18/20 69
Royal Bank of Canada USD 4,060 JPY 438,467 03/18/20 (8)
Royal Bank of Canada HKD 12,006 USD 1,535 03/18/20 (5)
Standard Chartered USD 2,186 AUD 3,183 03/18/20 52
Standard Chartered USD 3,858 CAD 5,100 03/18/20 71
Standard Chartered USD 4,059 JPY 438,467 03/18/20 (8)
Standard Chartered HKD 12,006 USD 1,535 03/18/20 (5)
State Street USD 3,289 GBP 2,489 03/18/20 15
State Street CHF 1,900 USD 1,941 03/18/20 (32)
State Street DKK 11,970 USD 1,789 03/18/20 (17)
State Street EUR 1,557 USD 1,738 03/18/20 (16)
State Street NOK 12,510 USD 1,367 03/18/20 (58)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
416
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 396 $ — $ —
$ —
$ 396 0.1
Australia — 8,392 —
—
8,392 2.1
Austria — 679 —
—
679 0.2
Belgium — 3,248 —
—
3,248 0.8
Bermuda — 152 —
—
152 —
*
Brazil 1,286 — —
—
1,286 0.3
Canada 15,868 — —
—
15,868 4.0
Cayman Islands 439 — —
—
439 0.1
China 4,746 5,828 —
—
10,574 2.7
Denmark — 8,259 —
—
8,259 2.1
Finland — 2,864 —
—
2,864 0.7
France — 41,367 —
—
41,367 10.4
Germany 2,837 17,417 —
—
20,254 5.1
Hong Kong — 10,907 —
—
10,907 2. 8
India 4,190 854 —
—
5,044 1.3
Indonesia — 718 —
—
718 0.2
Ireland 800 1,589 —
—
2,389 0.6
Israel — 933 —
—
933 0.2
Italy — 13,838 —
—
13,838 3.5
Japan — 72,980 —
—
72,980 18. 4

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Luxembourg 590 545 —
—
1,135 0.3
Macao — 663 —
—
663 0.2
Malaysia — 180 —
—
180 —
*
Netherlands 1,127 14,433 —
—
15,560 3.9
New Zealand — 635 —
—
635 0.2
Norway — 2,724 —
—
2,724 0.7
Portugal — 886 —
—
886 0.2
Russia 610 1,914 —
—
2,524 0.6
Singapore — 5,678 —
—
5,678 1.4
South Africa 534 755 —
—
1,289 0.3
South Korea 917 4,269 —
—
5,186 1.3
Spain — 10,122 —
—
10,122 2.6
Sweden — 5,843 —
—
5,843 1.5
Switzerland — 32,740 —
—
32,740 8.2
Taiwan — 4,366 —
—
4,366 1.1
Thailand — 555 —
—
555 0.1
United Kingdom 2,148 51,915 —
—
54,063 13.6
United States 10,321 254 —
—
10,575 2.7
Preferred Stocks — 4,810 — — 4,810 1.2
Warrants & Rights 8 — — — 8 —
*
Short-Term Investments — — — 10,315 10,315 2.6
Other Securities — — — 1,037 1,037 0.3
Total Investments 46,817 333,312 — 11,352 391,481 98. 6
Other Assets and Liabilities, Net 1. 4
100.0
Other Financial Instruments
Assets
Futures Contracts 94 — — — 94 —
*
Foreign Currency Exchange Contracts — 60 3 — — 603 0. 2
A
Liabilities
Futures Contracts (1,385) — — — (1,385) (0.3)
Foreign Currency Exchange Contracts — (187) — — (187) (—)
*
Total Other Financial Instruments
**
$ (1,291) $ 416 $ — $ — $ (875)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 65
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
42,693
Consumer Staples ...................................................................
14,265
Energy ....................................................................................
28,207
Financial Services ...................................................................
120,128
Health Care .............................................................................
28,544
Materials and Processing ........................................................
37,992
Producer Durables ..................................................................
39,293
Technology ..............................................................................
41,085
Utilities ...................................................................................
27,914
Warrants & Rights ..................................................................
8
Short-Term Investments ..........................................................
10,315
Other Securities ......................................................................
1,037
Total Investments .................................................................... 391,481

See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 603
Variation margin on futures contracts* 94 —
Total
$ 94 $ 603
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,385 $ —
Unrealized depreciation on foreign currency exchange contracts — 187
Total
$ 1,385 $ 187
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,553 $ —
Foreign currency exchange contracts — 448
Total
$ 1,553 $ 448
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (113) $ —
Foreign currency exchange contracts — 286
Total
$ (113) $ 286
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,022 $ — $ 1,022
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 603 — 603
Total Financial and Derivative Assets
1,625 — 1,625
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,625 $ — $ 1,625
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 123 $ 12 $ — $ 111
Bank of New York
111 14 — 97
Citigroup
109 13 — 96
JPMorgan Chase
506 — 506 —
Merrill Lynch
516 — 516 —
Royal Bank of Canada
122 13 — 109
Standard Chartered
123 12 — 111
State Street
15 15 — —
Total
$ 1,625 $ 79 $ 1,022 $ 524

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 187 $ — $ 187
Total Financial and Derivative Liabilities
187 — 187
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 187 $ — $ 187
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 12 $ 12 $ — $ —
Bank of New York 14 14 — —
Citigroup 13 13 — —
Royal Bank of Canada 13 13 — —
Standard Chartered 12 12 — —
State Street 123 15 — 108
Total
$ 187 $ 79 $ — $ 108
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 69
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 368,000
Investments, at fair value(*)(>) ......................................................................................................................................................
391,481
Foreign currency holdings(^) ......................................................................................................................................................... 861
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 603
Receivables:
Dividends and interest ....................................................................................................................................................... 366
Dividends from affiliated funds .......................................................................................................................................... 16
Fund shares sold ................................................................................................................................................................ 5
Foreign capital gains taxes recoverable ............................................................................................................................. 746
From broker(a) ................................................................................................................................................................... 6,176
Total assets .................................................................................................................................................
400,254
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 185
Accrued fees to affiliates .................................................................................................................................................... 320
Other accrued expenses ..................................................................................................................................................... 125
Variation margin on futures contracts ................................................................................................................................. 1,288
Deferred capital gains tax liability ..................................................................................................................................... 6
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 187
Payable upon return of securities loaned ....................................................................................................................................... 1,037
Total liabilities .............................................................................................................................................
3,148
Net Assets ............................................................................................................................................................
$ 397,106

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
70 International Developed Markets Fund
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 9,6 8 8
Shares of beneficial interest ...........................................................................................................................................................
339
Additional paid-in capital ..............................................................................................................................................................
387,0 7 9
Net Assets ............................................................................................................................................................
$ 397,1 0 6
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 11.72
Net assets ............................................................................................................................................................................... $ 397,105,592
Shares outstanding ($.01 par value) ....................................................................................................................................... 33,885,361
Amounts in thousands
(^)     Foreign currency holdings - cost $ 852
(*)     Securities on loan included in investments $ 1,022
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 1 1 , 352
(a)     Receivable from Broker for Futures $ 6,176
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 71
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 12,78 3
Dividends from affiliated funds ......................................................................................................................................... 278
Securities lending income (net) ......................................................................................................................................... 53
Less foreign taxes withheld ............................................................................................................................................... (1,171)
Total investment income ...............................................................................................................................................................
11, 94 3
Expenses
Advisory fees .................................................................................................................................................................... 3,463
Administrative fees ........................................................................................................................................................... 192
Custodian fees ................................................................................................................................................................... 221
Transfer agent fees ............................................................................................................................................................ 16
Professional fees ............................................................................................................................................................... 98
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ...................................................................................................................................................................... 54
Miscellaneous ................................................................................................................................................................... 17
Total expenses ...............................................................................................................................................................................
4,077
Net investment income (loss) ........................................................................................................................................................
7,866
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (3,4 94 )
Investments in affiliated funds .......................................................................................................................................... 7
Futures contracts .............................................................................................................................................................. 1,553
Foreign currency exchange contracts ................................................................................................................................ 448
Foreign currency-related transactions ............................................................................................................................... (23)
Net realized gain (loss) ..................................................................................................................................................................
(1, 509 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 62,32 4
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (113)
Foreign currency exchange contracts ................................................................................................................................ 286
Foreign currency-related transactions ............................................................................................................................... 1
Net change in unrealized appreciation (depreciation) ................................................................................................................... 62,49 7
Net realized and unrealized gain (loss) ......................................................................................................................................... 60,9 8 8
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 68,8 5 4

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
72 International Developed Markets Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,866 $ 7,249
Net realized gain (loss) ...................................................................................................................... (1, 50 9) 13,567
Net change in unrealized appreciation (depreciation) ....................................................................... 62,49 7 (83,059)
Net increase (decrease) in net assets from operations ............................................................................. 68,8 5 4 (62,243)
Distributions
To shareholders ................................................................................................................................. (9,905) (39,021)
Net decrease in net assets from distributions .......................................................................................... (9,905) (39,021)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (19,4 3 9) 22,550
Total Net Increase (Decrease) in Net Assets ..........................................................................
39,5 1 0 (78,714)
Net Assets
Beginning of period .................................................................................................................................
357,596 436,310
End of period ..........................................................................................................................................
$ 397,1 0 6 $ 357,596
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 1,397 $ 15,22 7 1,229 $ 15,125
Proceeds from reinvestment of distributions 852 9,90 5 3,619 39,021
Payments for shares redeemed (3,974) (44,5 7 1) (2,481) (31,596)
Total increase (decrease)
(1,725) $ (19,4 3 9) 2,367 $ 22,550

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
74 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)
December 31, 2017 11.15 .19 2.58 2.77 (.34) (.46)
December 31, 2016 11.26 .19 .06 .25 (.36) —
December 31, 2015 11.54 .19 (.33) (.14) (.14) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 75
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65
(.80) 13.12 24.98 436,310 1.08 1.08 1.59 117
(.36) 11.15 2.36 355,374 1.02 1.02 1.78 36
(.14) 11.26 (1.31) 358,125 1.06 1.04 1.60 35

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
76 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 300,377
Administration fees 16,688
Transfer agent fees 1,468
Trustee fees 1,491
$ 320,024
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 18,677 $ 115,405 $ 123,773 $ 7 $ (1) $ 10,315 $ 278 $ —
U.S. Cash Collateral Fund 1,256 45,682 45,901 — — 1,037 51 —
$ 19,933 $ 161,087 $ 169,674 $ 7 $ (1) $ 11,352 $ 329 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 372,550,212 $ 34,999,189 $ (16,374,263) $ 18,624,926 $ 1,372,070 $ (10,320,344)
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 9,905,479 $ — $ — $ 18,629,370 $ 20,391,546 $ —

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
Strategic Bond Fund 77
Strategic Bond Fund
Total
Return
1 Year 9 .19%
5 Years 2 .98%§
10 Years 4 .15%§
Bloomberg Barclays U.S. Aggregate Bond Index**
Total
Return
1 Year 8 .72%
5 Years 3 .05%§
10 Years 3 .75%§

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
78 Strategic Bond Fund
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation of the
Fund’s assets among money managers at any time. An exemptive order from the Securities and Exchange Commission (“SEC”)
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
9.19%. This is compared to the Fund’s benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index, which gained 8.72% during the same period. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Intermediate-Term Bond Category, a group of funds
that Morningstar considers to have investment strategies similar to those of the Fund, gained 8.68%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The fiscal year ended December 31, 2019 began with a strong
rally on the back of the market sell off that closed the prior year.
Members of the U.S. Federal Reserve board began to quickly alter their late 2018 communications in favor of a less hawkish and eventually solidly dovish bias. This caused a reversal of market sentiment to open the year. However, interest rates remained contained and in fact continued to fall throughout much of the rest of the fiscal year. The 10-year Treasury, which began the fiscal year at a yield of 2.68%, fell to as low as 1.45% in early
September before ending the fiscal year at a yield of 1.92%.
Credit spreads, on the other hand, reacted very favorably to the change in rhetoric, and ultimately policy, from the Fed. After the tumultuous period coming into the year, credit spreads
experienced a sharp rally to start the new year, and most sectors of the market sustained that momentum to finish the fiscal year with spreads notably tighter than where they started. The U.S.
investment grade corporate market produced especially strong results with the Bloomberg Barclays U.S. Corporate Bond Index posting a total return of 14.5% for the fiscal year. Emerging market currencies also responded favorably to the loosening of financial conditions. Volatile and troubled economies such as Turkey and
Argentina had some of the strongest performing currencies over the course of the fiscal year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration, underweight to government and government-guaranteed securities and
overweight securitized credit, all of which contributed positively to benchmark-relative performance. A small underweight to
investment grade corporates during parts of the year detracted modestly from performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Western
Asset Management Company (“Western”) was the best performing money manager, outperforming both the Fund’s benchmark and
their RIM-assigned benchmark. Western’s strategic biases to
overweight credit and maintain long duration were rewarded on both sides in the market environment. Western was also tactical with its duration and yield curve positioning, allowing it to add further value beyond its strategic biases. Furthermore, Western favored the value in BBB-rated corporate bonds and emerging
market issuers, both of which were among the strongest performing segments of credit markets.
Schroder Investment Management North America Inc.
(“Schroder”) was the worst performing money manager during
the period, slightly underperforming the Fund’s benchmark
but outperforming their RIM-assigned benchmark. The shorter
duration nature of Schroder’s securitized credit mandate drove the underperformance relative to the Fund’s benchmark. However,
Schroder’s lower quality bias and security selection within the securitized credit markets led to substantial outperformance relative to their RIM-assigned benchmark.
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
The U.S. Investment Grade Intelligent Credit positioning strategy, which screens securities based on value within the Bloomberg
Barclays US Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the Fund’s

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
Strategic Bond Fund 79
benchmark. The strategy benefited both from its longer duration nature as well as a concentrated emphasis on the investment
grade corporate market.
On the downside, the U.S. Government positioning strategy,
which seeks to provide exposure to securities issued by the U.S.
Government, lagged as credit spread markets outperformed.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. The rates strategy produced solid positive performance while the currency factors had neutral performance for the fiscal year. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component with the rates factors. Among currency factors, solid performance among the carry and value factors, particularly
within emerging market currencies, was generally offset by the drag from another year of negative results from the trend factor.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to capture the market rally that began the period.
The Fund’s tactical positions in developed market currencies via forwards had a muted impact.
Describe any changes to the Fund’s structure or the money
manager line-up.
In March 2019, RIM terminated Insight Investment International
Limited and reallocated the assets among existing strategies.
In September 2019, RIM terminated Metlife Investment
Management, LLC and Scout Investments, LLC and reallocated
the assets among existing strategies.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2019 Styles
Colchester Global Investors Limited Generalist
Schroder Investment Management North
America Inc. Specialist
Western Asset Management Company
and Western Asset Management Company
Limited Generalist
* Assumes initial investment on January 1, 2010.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
80 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this on do not reflect any Insurance Company Separate Account Policy
Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,025.90 $ 1,021.78
Expenses Paid During Period* $ 3.47 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 88.6%
Asset-Backed Securities - 5.2%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
3.181% due 05/25/35 (Ê) 174 174
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 543 516
AEP Texas Restoration Funding LLC
Series 2019-1 Class A2
2.294% due 08/01/31 989 974
Ally Auto Receivables Trust
Series 2019-2 Class A2
2.340% due 06/15/22 1,700 1,703
Americredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 905 908
Ameriquest Mortgage Securities,
Inc. Asset-Backed Pass-Through
Certificates
Series 2005-R1 Class M4
3.596% due 03/25/35 (Ê) 830 828
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 340 345
Asset Backed Securities Corp. Home
Equity Loan Trust
Series 2007-HE1 Class A4
2.406% due 12/25/36 (Ê) 464 449
Avis Budget Rental Car Funding  LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 618
Bank of America Corp.
Series 2017-A2 Class A2
1.840% due 01/17/23 1,474 1,474
BCAP LLC Trust
Series 2014-RR3 Class 3A2
2.629% due 07/26/36 (~)(Ê)(Þ) 909 868
Series 2014-RR3 Class 5A2
2.639% due 10/26/36 (~)(Ê)(Þ) 579 553
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 812 806
BNC Mortgage Loan Trust
Series 2007-1 Class A4
2.646% due 03/25/37 (Ê) 851 814
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 593 593
Series 2018-2A Class A
4.340% due 09/25/43 (Þ) 259 263
Carlyle Global Market Strategies CLO,
Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-2A Class AR
3.491% due 01/18/29 (Ê)(Þ) 761 758
CarMax Auto Owner Trust
Series 2017-3 Class A3
1.970% due 04/15/22 744 744
Citigroup Mortgage Loan Trust, Inc.
Series 2007-WFH2 Class M2
2.936% due 03/25/37 (Ê) 1,490 1,460
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,389 1,341
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.683% due 04/25/47 1,565 1,632
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 370 371
Education Loan Asset-Backed Trust I
Series 2013-1 Class A2
3.066% due 04/26/32 (Ê)(Þ) 580 575
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
2.438% due 10/25/35 (Ê) 349 351
Flatiron CLO, Ltd.
Series 2017-1A Class A
3.160% due 05/15/30 (Ê)(Þ) 1,000 1,000
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
3.846% due 08/21/31 (Ê) 850 826
Home Equity Asset Trust
Series 2005-9 Class M1
2.233% due 04/25/36 (Ê) 359 358
Series 2006-4 Class 2A4
2.103% due 08/25/36 (Ê) 574 571
Series 2006-6 Class 2A3
0.596% due 11/25/36 (Ê) 536 503
Horizon Aircraft Finance I, Ltd.
Series 2018-1 Class A
4.458% due 12/15/38 (Þ) 840 862
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
2.626% due 12/25/36 (Ê) 248 219
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1
3.438% due 05/25/59 (~)(Ê)(Þ) 443 445
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
3.236% due 02/25/34 (Ê) 951 942
Series 2004-4 Class M1
3.386% due 10/25/34 (Ê) 645 644
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M4
2.768% due 03/25/35 (Ê) 429 431
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.378% due 08/25/36 (Ê) 790 788
Navient Student Loan Trust
Series 2015-1 Class A2
2.423% due 04/25/40 (Ê) 175 171
New Century Home Equity Loan Trust
Series 2005-B Class M1
2.303% due 10/25/35 (Ê) 690 672
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 456 455
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 790 789
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2005-WHQ1 Class M5
1.896% due 03/25/35 (Ê) 1,290 1,286
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
2.736% due 07/25/36 (Ê) 389 387
Series 2006-D Class A3
2.746% due 11/25/36 (Ê) 1,296 1,279
RAMP Trust
Series 2006-RZ1 Class M4
3.055% due 03/25/36 (Ê) 960 932
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 95 63
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 206 209
Series 2019-10A Class 1
3.113% due 03/10/29 198 205
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.941% due 06/15/39 (Ê) 194 190
Series 2006-A Class A5
2.901% due 06/15/39 (Ê) 196 191
SMB Private Education Loan Trust
Series 2019-B Class A2B
3.028% due 06/15/37 (Ê)(Þ) 190 190
SoFi Professional Loan Program Trust
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 730 754
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
2.543% due 09/25/35 (Ê) 578 577
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2007-BC3 Class 2A4
2.278% due 05/25/47 (Ê) 1,422 1,200
Sunrun Atlas Issuer LLC
Series 2019-2 Class A
3.610% due 01/30/55 (Š)(Þ) 600 596
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 759 762
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 205 205
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 939 945
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 451 452
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 573 576
Series 2018-4 Class A1
3.000% due 06/25/58 (~)(Ê)(Þ) 1,104 1,120
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 1,304 1,353
Series 2019-4 Class A1
2.900% due 07/25/59 (~)(Ê)(Þ) 1,775 1,784
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 514 513
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 205 206
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 570 568
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 68 70
Series 2019-25G Class 1
2.690% due 07/01/44 70 71
VOLT LXII LLC
Series 2017-NPL9 Class A1
3.125% due 09/25/47 (~)(Ê)(Þ) 1,808 1,808
47,286
Corporate Bonds and Notes - 17.6%
3M Co.
2.750% due 03/01/22 305 310
2.375% due 08/26/29 70 69
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 220 227
Abbott Laboratories
3.750% due 11/30/26 51 56
4.750% due 11/30/36 60 75
4.900% due 11/30/46 80 105
AbbVie, Inc.
2.300% due 05/14/21 745 748
2.300% due 11/21/22 (Þ) 440 442
2.600% due 11/21/24 (Þ) 390 392
3.600% due 05/14/25 60 63
2.950% due 11/21/26 (Þ) 100 101
3.200% due 11/21/29 (Þ) 380 386
Aetna, Inc.
2.800% due 06/15/23 30 30
Air Lease Corp.
Series 513
3.875% due 04/01/21 714 729

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allergan Finance LLC
3.250% due 10/01/22 706 721
Allergan Sales LLC
5.000% due 12/15/21 (Þ) 687 718
Altria Group, Inc.
3.490% due 02/14/22 40 41
2.850% due 08/09/22 170 173
4.000% due 01/31/24 690 732
3.800% due 02/14/24 110 116
4.400% due 02/14/26 350 380
10.200% due 02/06/39 482 775
5.950% due 02/14/49 100 121
Amazon.com, Inc.
2.500% due 11/29/22 715 729
4.950% due 12/05/44 60 78
Series WI
5.200% due 12/03/25 100 116
3.150% due 08/22/27 220 233
3.875% due 08/22/37 50 57
4.050% due 08/22/47 70 82
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 99 104
American Express Co.
3.375% due 05/17/21 261 266
American Express Credit Corp.
2.250% due 05/05/21 723 726
American International Group, Inc.
3.750% due 07/10/25 110 118
American Tower Corp.
2.250% due 01/15/22 230 231
Amgen, Inc.
2.650% due 05/11/22 274 278
3.625% due 05/22/24 10 11
4.400% due 05/01/45 100 112
Andeavor LLC
Series WI
5.125% due 12/15/26 225 240
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 470 501
4.900% due 02/01/46 70 83
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23 180 186
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 360 392
4.000% due 04/13/28 20 22
4.750% due 01/23/29 90 104
5.875% due 06/15/35 207 255
5.550% due 01/23/49 160 207
Anthem, Inc.
3.700% due 08/15/21 40 41
3.125% due 05/15/22 30 31
2.950% due 12/01/22 80 82
3.350% due 12/01/24 30 31
3.650% due 12/01/27 110 116
4.550% due 03/01/48 675 762
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aon Corp.
8.205% due 01/01/27 172 221
Apache Corp.
3.250% due 04/15/22 16 16
4.375% due 10/15/28 70 73
5.100% due 09/01/40 140 142
4.750% due 04/15/43 130 125
4.250% due 01/15/44 120 110
Apple, Inc.
2.400% due 05/03/23 716 728
2.450% due 08/04/26 110 111
4.650% due 02/23/46 100 125
Ares Capital Corp.
3.500% due 02/10/23 261 265
Associated Bank NA
Series BKNT
3.500% due 08/13/21 365 372
AT&T, Inc.
3.000% due 02/15/22 40 41
3.875% due 01/15/26 685 733
3.800% due 02/15/27 80 85
5.250% due 03/01/37 190 227
4.350% due 06/15/45 100 108
Athene Holding, Ltd.
4.125% due 01/12/28 630 652
Avnet, Inc.
4.875% due 12/01/22 410 434
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 70 64
Bank of America Corp.
3.550% due 03/05/24 (Ê) 130 135
4.000% due 01/22/25 175 187
3.366% due 01/23/26 (Ê) 325 340
4.250% due 10/22/26 320 349
4.271% due 07/23/29 (Ê) 200 222
3.974% due 02/07/30 (Ê) 500 549
4.330% due 03/15/50 (Ê) 30 36
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 10 11
Series GMTN
2.625% due 04/19/21 718 725
3.300% due 01/11/23 460 475
4.450% due 03/03/26 30 33
3.500% due 04/19/26 790 840
3.593% due 07/21/28 (Ê) 260 275
Series WI
3.004% due 12/20/23 (Ê) 42 43
3.419% due 12/20/28 (Ê) 482 505
BankUnited , Inc.
4.875% due 11/17/25 661 720
Barrick NA Finance LLC
5.700% due 05/30/41 130 160
BAT Capital Corp.
Series WI
3.557% due 08/15/27 445 454

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.540% due 08/15/47 160 160
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 713 726
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 748
BB&T Corp.
2.050% due 05/10/21 728 730
Becton Dickinson and Co.
3.363% due 06/06/24 180 187
3.734% due 12/15/24 706 748
4.685% due 12/15/44 8 9
Berkshire Hathaway Energy Co.
Series WI
2.800% due 01/15/23 245 251
3.800% due 07/15/48 491 527
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 621 733
4.250% due 01/15/49 130 154
Berkshire Hathaway, Inc.
3.125% due 03/15/26 694 731
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 30 29
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 724 725
1.850% due 09/15/21 (Þ) 20 20
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 758
Boeing Co. (The)
2.125% due 03/01/22 272 273
3.100% due 05/01/26 20 21
2.700% due 02/01/27 40 41
2.800% due 03/01/27 30 30
3.200% due 03/01/29 120 125
3.250% due 02/01/35 380 388
3.750% due 02/01/50 40 42
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.520% due 09/19/22 250 253
2.750% due 05/10/23 513 525
3.216% due 11/28/23 290 302
3.410% due 02/11/26 200 213
3.119% due 05/04/26 120 125
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 859 794
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 70 70
2.600% due 05/16/22 (Þ) 90 91
3.550% due 08/15/22 (Þ) 30 31
2.900% due 07/26/24 (Þ) 290 299
3.875% due 08/15/25 (Þ) 200 216
3.200% due 06/15/26 (Þ) 190 199
3.900% due 02/20/28 (Þ) 380 418
3.400% due 07/26/29 (Þ) 170 182
5.000% due 08/15/45 (Þ) 80 102
Broadcom, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 04/15/21 (Þ) 712 720
Brown & Brown, Inc.
4.200% due 09/15/24 693 737
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 531 538
4.350% due 03/15/24 220 231
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 220 233
4.550% due 09/01/44 461 548
4.150% due 04/01/45 100 113
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 40 40
3.302% due 01/15/35 (Þ) 140 141
Caterpillar Financial Services Corp.
Series I
2.650% due 05/17/21 276 279
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 242 254
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 360 408
5.375% due 04/01/38 80 92
5.750% due 04/01/48 350 408
Series WI
4.908% due 07/23/25 420 462
6.384% due 10/23/35 20 25
6.484% due 10/23/45 60 75
6.834% due 10/23/55 593 773
Chevron Corp.
2.100% due 05/16/21 302 303
2.355% due 12/05/22 436 442
2.954% due 05/16/26 70 73
Chubb INA Holdings, Inc.
3.350% due 05/03/26 30 32
Cigna Corp.
Series WI
3.400% due 09/17/21 60 61
3.750% due 07/15/23 150 157
4.125% due 11/15/25 130 141
4.375% due 10/15/28 460 509
Cimarex Energy Co.
4.375% due 06/01/24 10 11
3.900% due 05/15/27 210 217
4.375% due 03/15/29 80 85
Cintas Corp. No. 2
2.900% due 04/01/22 60 61
3.700% due 04/01/27 70 76
Cisco Systems, Inc.
2.200% due 02/28/21 220 221
Citigroup, Inc.
4.450% due 09/29/27 610 671
8.125% due 07/15/39 550 920
5.300% due 05/06/44 101 129
4.750% due 05/18/46 220 264
4.650% due 07/23/48 55 69

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 9-RG
4.650% due 07/30/45 147 182
Series P
5.950% due 12/31/49 (Ê)(ƒ) 280 306
CME Group, Inc.
5.300% due 09/15/43 30 40
CNH Industrial Capital LLC
3.875% due 10/15/21 250 257
CNOOC Finance USA LLC
3.500% due 05/05/25 550 575
Coca-Cola Co. (The)
3.300% due 09/01/21 281 288
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 704
Comcast Corp.
1.625% due 01/15/22 290 289
3.700% due 04/15/24 260 277
3.950% due 10/15/25 200 218
3.150% due 03/01/26 30 31
4.150% due 10/15/28 350 394
4.250% due 10/15/30 120 137
6.500% due 11/15/35 90 127
6.550% due 07/01/39 200 284
Concho Resources, Inc.
4.375% due 01/15/25 90 93
3.750% due 10/01/27 110 116
4.300% due 08/15/28 90 98
Constellation Brands, Inc.
4.750% due 11/15/24 40 44
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 71 75
Continental Resources, Inc.
4.500% due 04/15/23 110 115
3.800% due 06/01/24 80 83
4.900% due 06/01/44 10 11
Series WI
4.375% due 01/15/28 130 138
Crown Castle International Corp.
4.875% due 04/15/22 299 317
5.250% due 01/15/23 203 220
CVS Health Corp.
2.750% due 12/01/22 90 91
3.700% due 03/09/23 260 271
2.625% due 08/15/24 200 202
4.100% due 03/25/25 190 204
4.300% due 03/25/28 590 644
3.250% due 08/15/29 200 203
4.780% due 03/25/38 70 79
5.125% due 07/20/45 140 166
5.050% due 03/25/48 265 313
Daimler Finance NA LLC
2.875% due 03/10/21 (Þ) 320 323
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 30 32
Delhaize America, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.000% due 04/15/31 154 228
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 430 442
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 33 36
Series 2002-1
6.718% due 01/02/23 72 76
Delta Air Lines, Inc.
3.625% due 03/15/22 223 228
Devon Energy Corp.
5.850% due 12/15/25 440 521
5.000% due 06/15/45 180 208
Devon Financing Co. LLC
7.875% due 09/30/31 150 209
Diageo Investment Corp.
2.875% due 05/11/22 90 92
Diamondback Energy, Inc.
Series WI
5.375% due 05/31/25 30 31
DISH DBS Corp.
Series WI
5.875% due 11/15/24 220 225
7.750% due 07/01/26 30 32
Dominion Energy, Inc.
2.715% due 08/15/21 (~)(Ê) 726 731
7.000% due 06/15/38 20 28
Domtar Corp.
6.750% due 02/15/44 656 760
Dow Chemical Co. (The)
3.500% due 10/01/24 694 728
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 39
4.000% due 09/30/42 100 111
Duke Energy Corp.
3.750% due 04/15/24 682 722
DuPont de Nemours, Inc.
5.319% due 11/15/38 589 701
Eaton Corp.
2.750% due 11/02/22 150 153
4.150% due 11/02/42 40 45
Edison International
4.125% due 03/15/28 718 736
EMD Finance LLC
3.250% due 03/19/25 (Þ) 272 280
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 721
Energy Transfer Operating, LP
5.875% due 01/15/24 653 722
4.500% due 04/15/24 100 106
6.250% due 04/15/49 10 12
Series 10Y
4.950% due 06/15/28 20 22
Enterprise Products Operating LLC
3.500% due 02/01/22 708 730
3.900% due 02/15/24 30 32

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 10/16/28 310 342
7.550% due 04/15/38 20 29
4.850% due 03/15/44 20 23
4.200% due 01/31/50 160 171
EOG Resources, Inc.
4.150% due 01/15/26 30 33
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 260 261
ERP Operating, LP
4.625% due 12/15/21 686 717
Exelon Corp.
3.497% due 06/01/22 245 252
Series WI
3.950% due 06/15/25 489 525
Exelon Generation Co. LLC
5.600% due 06/15/42 615 703
Exxon Mobil Corp.
2.726% due 03/01/23 778 797
3.043% due 03/01/26 60 63
4.114% due 03/01/46 40 47
FedEx Corp.
4.500% due 02/01/65 226 202
Fidelity National Information Services,
Inc.
3.750% due 05/21/29 675 738
FirstEnergy Corp.
Series B
4.250% due 03/15/23 100 105
3.900% due 07/15/27 370 395
Series C
7.375% due 11/15/31 550 776
Ford Holdings LLC
9.300% due 03/01/30 564 714
Ford Motor Co.
7.450% due 07/16/31 446 529
4.750% due 01/15/43 10 9
7.400% due 11/01/46 230 262
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 209
3.096% due 05/04/23 739 738
Series FXD
3.813% due 10/12/21 200 204
Fox Corp.
4.709% due 01/25/29 (Þ) 30 34
5.476% due 01/25/39 (Þ) 270 330
Freeport-McMoRan, Inc.
3.550% due 03/01/22 10 10
4.550% due 11/14/24 10 11
5.450% due 03/15/43 230 238
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 236 252
4.750% due 10/15/24 (Þ) 110 119
General Dynamics Corp.
3.000% due 05/11/21 713 725
General Electric Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.300% due 02/11/21 130 134
Series GMTN
6.875% due 01/10/39 511 680
Series MTNA
6.750% due 03/15/32 619 794
General Motors Co.
4.875% due 10/02/23 671 720
6.250% due 10/02/43 110 123
General Motors Financial Co., Inc.
4.375% due 09/25/21 20 21
4.200% due 11/06/21 335 348
4.250% due 05/15/23 10 11
4.350% due 04/09/25 505 541
Georgia Power Co.
2.850% due 05/15/22 250 254
Gilead Sciences, Inc.
3.650% due 03/01/26 90 97
4.750% due 03/01/46 100 120
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 460
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 430 450
4.625% due 04/29/24 (Þ) 40 42
4.000% due 03/27/27 (Þ) 350 363
3.875% due 10/27/27 (Þ) 60 62
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 87
5.375% due 04/15/26 653 722
Goldman Sachs Group, Inc. (The)
2.875% due 02/25/21 324 327
5.250% due 07/27/21 380 399
3.200% due 02/23/23 70 72
3.850% due 07/08/24 150 159
3.272% due 09/29/25 (Ê) 350 362
4.250% due 10/21/25 310 336
3.500% due 11/16/26 90 95
3.691% due 06/05/28 (Ê) 200 212
4.223% due 05/01/29 (Ê) 50 55
6.750% due 10/01/37 410 568
4.411% due 04/23/39 (Ê) 100 114
6.250% due 02/01/41 160 223
5.150% due 05/22/45 200 245
4.750% due 10/21/45 250 304
Halliburton Co.
3.800% due 11/15/25 70 75
4.850% due 11/15/35 130 147
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 11
4.875% due 05/15/26 (Þ) 70 74
Harman International Industries, Inc.
4.150% due 05/15/25 233 248
Hasbro, Inc.
5.100% due 05/15/44 480 476
HCA, Inc.
5.000% due 03/15/24 50 55
4.500% due 02/15/27 40 43

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 09/01/28 100 114
4.125% due 06/15/29 269 285
5.500% due 06/15/47 463 531
Home Depot, Inc. (The)
3.250% due 03/01/22 525 542
2.625% due 06/01/22 243 248
Honeywell International, Inc.
1.850% due 11/01/21 730 731
HSBC USA, Inc.
7.200% due 07/15/97 457 694
Humana, Inc.
3.150% due 12/01/22 10 10
3.950% due 03/15/27 200 215
4.625% due 12/01/42 20 22
4.950% due 10/01/44 20 24
4.800% due 03/15/47 10 12
Huntington National Bank (The)
3.150% due 03/14/21 281 284
Ingersoll-Rand Global Holding Co., Ltd.
2.900% due 02/21/21 500 505
Intel Corp.
3.700% due 07/29/25 20 22
Series WI
3.734% due 12/08/47 10 11
International Business Machines Corp.
2.250% due 02/19/21 270 271
3.000% due 05/15/24 220 228
3.500% due 05/15/29 215 231
International Lease Finance Corp.
8.625% due 01/15/22 50 56
5.875% due 08/15/22 410 446
International Paper Co.
5.150% due 05/15/46 188 216
Jefferies Group LLC
6.500% due 01/20/43 635 755
Jefferies Group LLC / Jefferies Group
Capital Finance, Inc.
4.150% due 01/23/30 732 775
Johnson & Johnson
2.250% due 03/03/22 725 733
3.625% due 03/03/37 70 77
JPMorgan Chase & Co.
2.550% due 03/01/21 30 30
4.350% due 08/15/21 130 135
4.500% due 01/24/22 691 725
3.875% due 09/10/24 100 107
4.023% due 12/05/24 (Ê) 220 234
4.125% due 12/15/26 230 252
4.250% due 10/01/27 30 33
4.203% due 07/23/29 (Ê) 200 223
4.452% due 12/05/29 (Ê) 260 296
8.750% due 09/01/30 280 408
4.950% due 06/01/45 100 127
Keurig Dr Pepper, Inc.
Series WI
3.551% due 05/25/21 608 621
4.057% due 05/25/23 222 234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
6.550% due 09/15/40 600 765
5.500% due 03/01/44 20 23
Kinder Morgan, Inc.
4.300% due 06/01/25 80 87
4.300% due 03/01/28 170 185
5.550% due 06/01/45 80 96
5.050% due 02/15/46 30 34
Series GMTN
7.800% due 08/01/31 176 242
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 12
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 28 29
Series WI
3.000% due 06/01/26 60 60
5.000% due 07/15/35 702 778
Kroger Co. (The)
2.600% due 02/01/21 225 226
5.150% due 08/01/43 20 23
L3Harris Technologies, Inc.
4.854% due 04/27/35 40 47
5.054% due 04/27/45 40 49
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 64
Las Vegas Sands Corp.
3.200% due 08/08/24 430 443
Lennar Corp.
4.500% due 04/30/24 40 42
Series WI
5.000% due 06/15/27 10 11
4.750% due 11/29/27 100 108
Lockheed Martin Corp.
3.100% due 01/15/23 702 724
Class Preference
4.500% due 05/15/36 10 12
Series 10YR
3.550% due 01/15/26 90 96
Lowe's Cos., Inc.
3.800% due 11/15/21 240 247
LyondellBasell Industries NV
5.750% due 04/15/24 198 223
Marathon Petroleum Corp.
5.000% due 09/15/54 234 252
Markel Corp.
4.300% due 11/01/47 699 728
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 61
3.200% due 04/01/30 (Þ) 30 32
Masco Corp.
4.450% due 04/01/25 238 259
McDonald's Corp.
3.700% due 01/30/26 60 65
3.500% due 03/01/27 40 43
3.800% due 04/01/28 200 218

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Medtronic, Inc.
Series WI
3.150% due 03/15/22 254 261
3.500% due 03/15/25 67 72
MetLife, Inc.
6.400% due 12/15/36 100 123
Microsoft Corp.
2.400% due 02/06/22 721 731
2.875% due 02/06/24 180 187
2.700% due 02/12/25 40 41
2.400% due 08/08/26 200 202
3.300% due 02/06/27 810 866
4.100% due 02/06/37 200 236
3.750% due 02/12/45 100 113
MidAmerican Energy Co.
3.700% due 09/15/23 237 249
3.650% due 04/15/29 477 521
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 267 274
Mondelez International, Inc.
3.625% due 05/07/23 689 722
Morgan Stanley
3.737% due 04/24/24 (Ê) 170 178
Series GMTN
3.772% due 01/24/29 (Ê) 20 22
4.431% due 01/23/30 (Ê) 10 11
MPLX, LP
4.000% due 03/15/28 40 41
4.800% due 02/15/29 170 186
4.500% due 04/15/38 80 81
4.700% due 04/15/48 140 142
5.500% due 02/15/49 60 68
Series WI
4.500% due 07/15/23 100 106
4.875% due 06/01/25 40 44
NBCUniversal Media LLC
4.375% due 04/01/21 368 379
2.875% due 01/15/23 524 538
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 718 734
Netflix, Inc.
5.375% due 02/01/21 60 62
Nevada Power Co.
5.450% due 05/15/41 208 265
Series R
6.750% due 07/01/37 362 511
Newell Brands, Inc.
3.850% due 04/01/23 40 42
4.200% due 04/01/26 40 42
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 713
Noble Energy, Inc.
3.900% due 11/15/24 250 264
3.850% due 01/15/28 80 84
5.250% due 11/15/43 10 11
4.950% due 08/15/47 40 44
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 709
Northrop Grumman Corp.
2.550% due 10/15/22 717 727
2.930% due 01/15/25 80 82
Series F0TZ
3.250% due 01/15/28 310 323
Novartis Capital Corp.
2.400% due 05/17/22 719 729
Oasis Petroleum, Inc.
6.875% due 03/15/22 80 77
6.875% due 01/15/23 10 10
Occidental Petroleum Corp.
4.850% due 03/15/21 80 82
2.600% due 08/13/21 60 60
3.125% due 02/15/22 30 31
2.700% due 08/15/22 80 81
6.950% due 07/01/24 10 12
2.900% due 08/15/24 480 487
3.500% due 06/15/25 707 730
5.550% due 03/15/26 230 261
3.400% due 04/15/26 50 51
3.000% due 02/15/27 360 361
3.500% due 08/15/29 200 204
7.875% due 09/15/31 30 40
6.450% due 09/15/36 110 135
4.500% due 07/15/44 125 126
4.625% due 06/15/45 30 31
6.600% due 03/15/46 90 116
4.400% due 04/15/46 20 20
4.100% due 02/15/47 190 184
4.200% due 03/15/48 70 69
ONEOK Partners, LP
6.125% due 02/01/41 614 738
ONEOK, Inc.
7.500% due 09/01/23 204 238
4.350% due 03/15/29 506 547
Oracle Corp.
2.625% due 02/15/23 719 734
PacifiCorp
5.750% due 04/01/37 543 717
PepsiCo, Inc.
2.750% due 03/05/22 224 229
Pfizer, Inc.
1.950% due 06/03/21 728 731
Philip Morris International, Inc.
2.500% due 08/22/22 90 91
4.500% due 03/20/42 40 45
Series 5YR
2.500% due 11/02/22 60 61
Series NCD
2.375% due 08/17/22 938 947
Phillips 66
Series WI
4.300% due 04/01/22 498 523
Plains All American Pipeline, LP / PAA
Finance Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 11/01/24 705 725
PNC Bank NA
Series BKNT
2.150% due 04/29/21 724 726
Precision Castparts Corp.
2.500% due 01/15/23 240 244
3.900% due 01/15/43 457 494
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 35 37
5.250% due 04/15/24 (Þ) 70 74
5.750% due 04/15/26 (Þ) 60 65
Procter & Gamble Co. (The)
2.150% due 08/11/22 270 273
Progress Energy, Inc.
4.400% due 01/15/21 30 31
7.000% due 10/30/31 173 236
PSEG Power LLC
8.625% due 04/15/31 170 237
Range Resources Corp.
5.875% due 07/01/22 30 30
Series WI
4.875% due 05/15/25 230 197
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 60 64
5.000% due 10/01/22 516 547
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 684 723
Republic Services, Inc.
2.500% due 08/15/24 60 61
Reynolds American, Inc.
5.850% due 08/15/45 70 80
Rohm & Haas Co.
7.850% due 07/15/29 540 721
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 663 723
Salesforce.com, Inc.
3.250% due 04/11/23 70 73
3.700% due 04/11/28 30 33
Santander Holdings, Inc.
4.500% due 07/17/25 20 22
3.244% due 10/05/26 (Þ) 350 353
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 43
Sempra Energy
3.550% due 06/15/24 252 264
Service Properties Trust
4.375% due 02/15/30 765 750
Sherwin-Williams Co. (The)
3.125% due 06/01/24 704 727
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 718 721
Southern Co. (The)
2.950% due 07/01/23 712 730
Southern Co. Gas Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 10/01/34 196 247
Spectra Energy Partners, LP
4.750% due 03/15/24 671 730
Sprint Capital Corp.
8.750% due 03/15/32 260 316
Sprint Corp.
Series WI
7.250% due 09/15/21 50 53
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 88 88
4.738% due 03/20/25 (Þ) 240 254
Starbucks Corp.
3.800% due 08/15/25 220 237
Sunoco Logistics Partners Operations,
LP
3.450% due 01/15/23 420 427
4.250% due 04/01/24 269 283
Synchrony Financial
3.750% due 08/15/21 270 276
Sysco Corp.
2.500% due 07/15/21 225 227
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 20
5.875% due 04/15/26 10 11
5.375% due 02/01/27 10 10
5.500% due 03/01/30 (Þ) 30 31
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 417
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 706 725
Time Warner Cable LLC
4.125% due 02/15/21 150 152
7.300% due 07/01/38 600 781
6.750% due 06/15/39 20 25
Time Warner Entertainment Co., LP
8.375% due 03/15/23 182 215
TJX Cos., Inc. (The)
2.750% due 06/15/21 246 249
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 31
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 279
Tyson Foods, Inc.
4.500% due 06/15/22 518 545
3.950% due 08/15/24 237 254
Unilever Capital Corp.
1.375% due 07/28/21 254 252
2.200% due 05/05/22 504 507
Union Pacific Corp.
2.950% due 01/15/23 269 276
3.750% due 07/15/25 60 64
3.950% due 09/10/28 400 441

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.839% due 03/20/60 (Þ) 140 142
United Rentals NA, Inc.
6.500% due 12/15/26 20 22
4.875% due 01/15/28 30 31
5.250% due 01/15/30 130 140
United Technologies Corp.
1.950% due 11/01/21 232 232
3.100% due 06/01/22 100 103
3.650% due 08/16/23 616 649
3.950% due 08/16/25 30 33
4.125% due 11/16/28 150 169
4.500% due 06/01/42 20 24
UnitedHealth Group, Inc.
2.875% due 12/15/21 40 41
2.875% due 03/15/22 720 734
4.625% due 07/15/35 100 121
5.700% due 10/15/40 60 79
3.700% due 08/15/49 160 171
3.875% due 08/15/59 30 32
US Bancorp
2.350% due 01/29/21 728 732
US Bank NA
Series BKNT
3.150% due 04/26/21 250 254
Valero Energy Corp.
10.500% due 03/15/39 151 254
Verizon Communications, Inc.
3.500% due 11/01/24 20 21
2.625% due 08/15/26 70 71
4.125% due 03/16/27 40 44
3.875% due 02/08/29 120 132
7.750% due 12/01/30 100 143
4.500% due 08/10/33 450 525
5.250% due 03/16/37 80 100
5.500% due 03/16/47 10 14
Series WI
2.946% due 03/15/22 717 733
3.376% due 02/15/25 178 188
4.329% due 09/21/28 123 139
ViacomCBS , Inc.
3.875% due 04/01/24 20 21
Visa, Inc.
2.150% due 09/15/22 277 280
3.150% due 12/14/25 150 158
4.300% due 12/14/45 590 726
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 708 721
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 63
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 699 723
Walgreen Co.
3.100% due 09/15/22 716 730
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 707 720
Walmart, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 06/26/28 230 253
Walt Disney Co. (The)
2.350% due 12/01/22 240 243
Series WI
6.650% due 11/15/37 40 59
Waste Management, Inc.
3.500% due 05/15/24 190 200
2.950% due 06/15/24 100 103
3.200% due 06/15/26 100 105
3.450% due 06/15/29 120 128
4.150% due 07/15/49 40 46
Wells Fargo & Co.
2.500% due 03/04/21 1,129 1,137
4.600% due 04/01/21 220 227
3.157% due 10/31/23 (Ê) 200 204
3.750% due 01/24/24 535 565
3.000% due 04/22/26 400 411
3.000% due 10/23/26 260 266
4.150% due 01/24/29 545 606
2.879% due 10/30/30 (Ê) 260 261
5.375% due 11/02/43 200 256
4.650% due 11/04/44 10 12
4.400% due 06/14/46 230 263
4.750% due 12/07/46 530 635
Series GMTN
4.900% due 11/17/45 250 305
Wells Fargo Bank NA
Series BKNT
2.600% due 01/15/21 725 730
Western Midstream Operating, LP
4.650% due 07/01/26 40 41
5.300% due 03/01/48 845 737
Williams Cos., Inc. (The)
7.750% due 06/15/31 130 173
8.750% due 03/15/32 517 743
5.800% due 11/15/43 155 184
Series A
7.500% due 01/15/31 80 104
WPX Energy, Inc.
5.250% due 10/15/27 10 11
161,678
International Debt - 10.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
3.549% due 11/14/26 (Ê) 362 363
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 120 123
ABN AMRO Bank NV
2.650% due 01/19/21 (Þ) 725 729
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 (Þ) 200 202
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 257

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 652 684
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 733 730
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 200 210
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 616 628
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 721
Allergan Funding SCS
3.450% due 03/15/22 285 292
3.800% due 03/15/25 60 63
4.550% due 03/15/35 10 11
Altrice France SA Term Loan B12
5.427% due 01/31/26 (Ê) 86 86
Ambac LSNI LLC
6.945% due 02/12/23 (Ê)(Þ) 3,947 3,998
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 368 378
3.625% due 09/11/24 (Þ) 200 207
ArcelorMittal SA
6.250% due 02/25/22 110 119
3.600% due 07/16/24 110 113
6.125% due 06/01/25 170 195
4.550% due 03/11/26 50 53
Argentine Republic Government
International Bond
5.625% due 01/26/22 340 176
6.875% due 01/11/48 210 101
Series NY
5.250% due 12/31/38 (~)(Ê) 160 78
Series WI
7.500% due 04/22/26 170 88
AstraZeneca PLC
2.375% due 06/12/22 403 407
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 726
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 730
Banco Santander SA
3.848% due 04/12/23 200 209
2.706% due 06/27/24 400 405
4.379% due 04/12/28 200 219
Bancolombia SA
5.950% due 06/03/21 684 718
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 227
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 736
Bank of Montreal
2.900% due 03/26/22 270 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.803% due 12/15/32 (Ê) 20 21
Series D
3.100% due 04/13/21 519 527
Bank of Nova Scotia (The)
Series BKNT
2.450% due 03/22/21 724 730
Barclays PLC
4.972% due 05/16/29 (Ê) 400 450
4.950% due 01/10/47 660 775
BBVA Bancomer SA
6.500% due 03/10/21 (Þ) 695 725
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 727
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
5.000% due 09/30/43 170 217
BNP Paribas SA
4.705% due 01/10/25 (Ê)(Þ) 260 281
4.400% due 08/14/28 (Þ) 200 222
Series 144a
5.198% due 01/10/30 (Ê)(Þ) 570 669
BP Capital Markets PLC
3.245% due 05/06/22 222 228
Brazil Government International Bond
2.625% due 01/05/23 220 220
4.625% due 01/13/28 990 1,063
5.625% due 01/07/41 170 190
5.000% due 01/27/45 350 364
British Telecommunications PLC
9.625% due 12/15/30 30 46
Brookfield Finance, Inc.
4.000% due 04/01/24 618 662
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 718 728
Cedar Funding, Ltd.
Series 2018-5A Class A1R
3.102% due 07/17/31 (Ê)(Þ) 1,600 1,598
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 708
Cencosud SA
5.500% due 01/20/21 (Þ) 264 270
Colombia Government International
Bond
5.625% due 02/26/44 270 335
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 271
4.375% due 08/04/25 900 976
Covidien International Finance SA
3.200% due 06/15/22 703 722
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.450% due 04/16/21 709 721
4.875% due 05/15/45 300 378

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DAE Funding LLC
5.750% due 11/15/23 (Þ) 20 21
Danone SA
2.077% due 11/02/21 (Þ) 890 891
2.589% due 11/02/23 (Þ) 718 729
Danske Bank A/S
5.000% due 01/12/22 (Þ) 400 420
3.875% due 09/12/23 (Þ) 200 208
5.375% due 01/12/24 (Þ) 862 945
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 251 251
DNB Bank ASA
2.375% due 06/02/21 (Þ) 550 554
DP World PLC
5.625% due 09/25/48 (Þ) 200 231
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
3.221% due 07/15/30 (Ê)(Þ) 1,230 1,226
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 268 267
Ecopetrol SA
5.375% due 06/26/26 60 67
5.875% due 05/28/45 350 413
Ecuador Government International Bond
7.875% due 01/23/28 (Þ) 200 178
Embotelladora Andina SA
5.000% due 10/01/23 (Þ) 264 282
Enbridge, Inc.
3.700% due 07/15/27 687 727
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 722
Eni SpA
4.250% due 05/09/29 (Þ) 658 722
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 214
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 226 246
Four Seasons Hotels, Ltd. 1st Lien Term
Loan B
0.000% due 11/30/23 (Ê) 100 100
Garda World Security Corp. 1st Lien
Term Loan B
6.660% due 10/17/26 (Ê) 100 101
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 672 729
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 600 639
GFL Environmental, Inc. 1st Lien Term
Loan B
4.799% due 05/31/25 (Ê) 40 40
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 256 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 06/01/22 510 521
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
3.116% due 11/28/30 (Ê)(Þ) 1,860 1,858
Heineken NV
3.400% due 04/01/22 (Þ) 710 731
HSBC Bank PLC
7.650% due 05/01/25 375 453
HSBC Holdings PLC
2.650% due 01/05/22 721 729
3.900% due 05/25/26 220 234
4.041% due 03/13/28 (Ê) 410 438
4.583% due 06/19/29 (Ê) 400 447
3.973% due 05/22/30 (Ê) 200 215
6.250% due 12/31/99 (Ê)(ƒ) 200 212
6.500% due 12/31/99 (Ê)(ƒ) 200 220
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 252 262
Indonesia Government International
Bond
3.500% due 01/11/28 210 219
4.350% due 01/11/48 240 264
3.700% due 10/30/49 540 554
Series REGS
3.750% due 04/25/22 430 444
Intelsat Jackson Holdings SA Term Loan
B3
5.682% due 11/27/23 (Ê) 90 90
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 400 405
3.375% due 01/12/23 (Þ) 200 203
3.875% due 01/12/28 (Þ) 287 288
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 214 221
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 232
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 241 243
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 226
LCM XXIII, Ltd.
Series 2016-23A Class A1
3.748% due 10/20/29 (Ê)(Þ) 1,020 1,020
LCM XXV, Ltd.
Series 2017-25A Class A
3.176% due 07/20/30 (Ê)(Þ) 1,124 1,120
Lloyds Banking Group PLC
4.375% due 03/22/28 200 220
4.550% due 08/16/28 400 448
Series WI
4.582% due 12/10/25 688 744
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 723
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 186 238
LYB International Finance BV

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 07/15/23 214 226
Madison Park Funding XIII, Ltd.
Series 2018-13A Class AR2
3.542% due 04/19/30 (Ê)(Þ) 574 574
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.156% due 10/21/30 (Ê)(Þ) 872 872
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
3.128% due 07/29/30 (Ê)(Þ) 780 780
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
3.696% due 11/15/28 (Ê)(Þ) 1,488 1,487
Marks And Spencer PLC
7.125% due 12/01/37 (Þ) 623 704
Mexico Government International Bond
6.050% due 01/11/40 30 39
4.750% due 03/08/44 20 22
4.350% due 01/15/47 810 855
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 725 733
2.998% due 02/22/22 60 61
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 726 726
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 719
Nordea Bank AB
4.875% due 05/13/21 (Þ) 265 275
Nutrien , Ltd.
3.625% due 03/15/24 264 276
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ) 693 730
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 50 53
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 150 157
Peru Government International Bond
6.550% due 03/14/37 30 44
5.625% due 11/18/50 160 234
Petrobras Global Finance BV
6.250% due 03/17/24 100 112
Series WI
5.299% due 01/27/25 2,205 2,406
Petroleos Mexicanos
6.625% due 06/15/35 10 10
Series WI
4.625% due 09/21/23 100 104
6.875% due 08/04/26 220 242
Poland Government International Bond
5.125% due 04/21/21 550 573
Prosus NV
4.850% due 07/06/27 (Þ) 250 272
Provincia de Buenos Aires
6.500% due 02/15/23 (Þ) 140 58
Qatar Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.817% due 03/14/49 (Þ) 410 507
Riserva CLO, Ltd.
Series 2019-3A Class AR
3.143% due 10/18/28 (Ê)(Þ) 940 940
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 70 71
2.750% due 02/01/22 500 509
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 70 77
3.875% due 09/12/23 200 209
5.125% due 05/28/24 420 455
4.519% due 06/25/24 (Ê) 200 212
4.269% due 03/22/25 (Ê) 200 212
Sands China, Ltd.
Series WI
5.125% due 08/08/25 400 439
Sanofi
4.000% due 03/29/21 232 238
Santander PLC
5.000% due 11/07/23 (Þ) 676 727
Santander UK Group Holdings PLC
Class N
4.750% due 09/15/25 (Þ) 701 752
Sasol Financing International, Ltd.
4.500% due 11/14/22 698 720
Schneider Electric SE
2.950% due 09/27/22 (Þ) 200 205
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.001% due 04/13/31 (Ê)(Þ) 930 917
Shell International Finance BV
1.875% due 05/10/21 524 524
2.375% due 08/21/22 269 273
2.875% due 05/10/26 40 41
4.375% due 05/11/45 320 382
4.000% due 05/10/46 80 91
Siemens Financieringsmaatschappij NV
1.700% due 09/15/21 (Þ) 250 250
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 754
Southern Copper Corp.
6.750% due 04/16/40 10 13
5.250% due 11/08/42 590 677
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 600 770
Stars Group Holdings BV Term Loan B
5.445% due 07/10/25 (Ê) 9 9
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/21 723 731
Series 5FXD
2.058% due 07/14/21 90 90
Suncor Energy, Inc.
3.600% due 12/01/24 688 730
Svenska Handelsbanken AB
Series BKNT

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 05/24/21 250 255
Swedbank AB
2.650% due 03/10/21 (Þ) 797 802
Syngenta Finance NV
3.125% due 03/28/22 718 725
Telefonica Emisiones SA
5.213% due 03/08/47 150 178
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 10 10
Series 2
3.650% due 11/10/21 10 10
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 20 20
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 210 203
2.800% due 07/21/23 220 204
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
3.233% due 10/18/30 (Ê)(Þ) 1,016 1,012
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 92
1.800% due 07/13/21 733 733
Total Capital Canada, Ltd.
2.750% due 07/15/23 770 789
Total Capital International SA
2.750% due 06/19/21 718 727
2.700% due 01/25/23 713 728
Total Capital SA
4.250% due 12/15/21 230 240
Trust F/1401
5.250% due 01/30/26 (Þ) 685 736
UBS Group AG
3.491% due 05/23/23 (Þ) 270 278
3.126% due 08/13/30 (Ê)(Þ) 200 203
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 660 721
UBS Group Funding Switzerland AG
4.253% due 03/23/28 (Þ) 200 218
UniCredit SpA
6.572% due 01/14/22 (Þ) 1,042 1,118
Vale Overseas, Ltd.
6.875% due 11/21/36 180 234
Vodafone Group PLC
4.375% due 05/30/28 220 244
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.252% due 04/17/30 (Ê)(Þ) 1,964 1,959
Woori Bank
5.875% due 04/13/21 (Þ) 681 710
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.240% due 04/15/25 (Ê) 46 46
94,556
Loan Agreements - 1.3%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.035% due 04/28/22 (Ê) 116 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albertson's LLC Term Loan B7
4.549% due 11/17/25 (Ê) 79 80
Albertson's LLC Term Loan B8
4.549% due 08/17/26 (Ê) 88 89
Allied Universal Holdco Delayed Draw
Term Loan
6.055% due 07/12/26 (Ê) 29 29
Allied Universal Holdco Term Loan B
6.049% due 07/12/26 (Ê) 295 297
AMC Entertainment Holdings, Inc. Term
Loan B
4.800% due 04/22/26 (Ê) 40 40
American Airlines, Inc. 1st Lien Term
Loan B
3.740% due 12/14/23 (Ê) 69 69
APi Group DE, Inc. Term Loan B
4.299% due 10/01/26 (Ê) 320 322
Aramark Services, Inc. 1st Lien Term
Loan B3
3.549% due 03/11/25 (Ê) 48 48
Asurion LLC 1st Lien Term Loan B7
4.799% due 11/03/24 (Ê) 189 190
Asurion LLC Term Loan B4
4.799% due 08/04/22 (Ê) 126 127
Atlantic Aviation FBO, Inc. Term Loan B
5.550% due 12/06/25 (Ê) 20 20
Avolon LLC 1st Lien Term Loan B3
3.515% due 01/15/25 (Ê) 160 161
Bausch Health Americas, Inc. Term
Loan B
4.740% due 06/01/25 (Ê) 87 87
BCP CC Holdings Merger Sub, Inc. Term
Loan B1
4.695% due 12/01/24 (Ê) 50 50
Berry Global, Inc. Term Loan W
3.715% due 10/01/22 (Ê) 134 134
Blackstone CQP Holdco, LP Term Loan
B
5.408% due 09/30/24 (Ê) 40 40
Boyd Gaming Corp. Term Loan B
3.853% due 09/15/23 (Ê) 6 7
Brickman Group, Ltd. 1st Lien Term
Loan B
4.278% due 08/15/25 (Ê) 39 40
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
3.799% due 10/06/24 (Ê) 134 135
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.549% due 12/22/24 (Ê) 139 139
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.299% due 03/01/24 (Ê) 317 318
Charter Communications, Inc. Term
Loan B1
3.550% due 04/30/25 (Ê) 327 329
Citadel Securities, LP Term Loan B
5.299% due 02/27/26 (Ê) 269 270
CityCenter Holdings LLC Term Loan B
4.049% due 04/18/24 (Ê) 32 32

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CSC Holdings LLC 2019 Term Loan B5
4.240% due 04/15/27 (Ê) 50 50
Dcert Buyer, Inc. Term Loan B
5.799% due 08/08/26 (Ê) 330 331
Dell International LLC Term Loan B
3.800% due 09/19/25 (Ê) 227 228
Diamond Sports Group LLC Term Loan
5.030% due 08/24/26 (Ê) 40 40
Edelman Financial Center LLC Term
Loan B1
5.035% due 07/19/25 (Ê) 69 70
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.299% due 07/03/24 (Ê) 130 130
Genesee & Wyoming, Inc. Term Loan
0.000% due 11/06/26 (~)(Ê) 250 252
Golden Nugget, Inc. 1st Lien Term Loan
B
4.695% due 10/04/23 (Ê) 268 269
Grifols Worldwide Operations USA, Inc.
1st Lien Term Loan B
0.000% due 11/15/27 (~)(Ê) 180 181
HCA, Inc. Term Loan B12
3.549% due 03/13/25 (Ê) 47 48
Hilton Worldwide Finance LLC Term
Loan B
3.542% due 06/21/26 (Ê) 285 287
iHeartCommunications , Inc. Exit Term
Loan
5.691% due 05/01/26 (Ê) 259 261
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
4.549% due 07/31/24 (Ê) 139 140
Jaguar Holding Co. II 1st Lien Term
Loan
4.299% due 08/18/22 (Ê) 186 187
Jane Street Group LLC Term Loan B
4.799% due 08/25/22 (Ê) 319 318
Level 3 Financing, Inc. Term Loan B
3.549% due 03/01/27 (Ê) 148 149
LPL Holdings, Inc. Term Loan B1
3.542% due 11/12/26 (Ê) 14 15
MA Finance Co. LLC 1st Lien Term
Loan B
0.000% due 06/21/24 (Ê) 4 4
McAfee LLC Term Loan B1
5.555% due 09/29/24 (Ê) 329 330
MGM Growth Properties LLC 1st Lien
Term Loan B
3.799% due 03/25/25 (Ê) 92 92
Michaels Stores, Inc. 1st Lien Term
Loan B
4.301% due 01/28/23 (Ê) 78 75
MultiPlan , Inc. Term Loan B
4.695% due 05/25/23 (Ê) 197 194
Nexstar Broadcasting, Inc. Term Loan B4
4.452% due 09/19/26 (Ê) 350 350
Option Care Helath , Inc. Term Loan B
6.299% due 08/06/26 (Ê) 320 318
Panther BF Aggregator, LP Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.305% due 04/30/26 (Ê) 319 320
Party City Holdings, Inc. 1st Lien Term
Loan
4.300% due 08/19/22 (Ê) 64 59
PCI Gaming Authority Term Loan
4.299% due 05/31/26 (Ê) 81 82
Phoenix Guarantor, Inc. Term Loan B1
6.210% due 03/05/26 (Ê) 123 124
Prime Security Services Borrower LLC /
Prime Finance, Inc. Term Loan B1
4.944% due 09/23/26 (Ê) 255 256
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.299% due 11/16/25 (Ê) 339 340
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
4.549% due 02/05/23 (Ê) 323 324
RPI Finance Trust Term Loan B
3.799% due 04/17/23 (Ê) 246 248
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.549% due 08/14/24 (Ê) 313 313
Seattle SpinCo, Inc. 1st Lien Term Loan
B3
4.299% due 06/21/24 (Ê) 26 26
Sotera Health Holdings LLC Term Loan
6.289% due 11/20/26 (Ê) 340 341
Sprint Corp. Term Loan B
4.313% due 02/03/24 (Ê) 47 46
Sungard AS New Holdings III LLC Term
Loan
5.945% due 02/03/22 (Ê) 39 36
Sungard Availability Services Capital,
Inc. Term Loan
5.891% due 11/03/22 (Ê) 125 74
TKC Holdings, Inc. 1st Lien Term Loan
5.550% due 02/01/23 (Ê) 218 201
Trans Union LLC Term Loan B5
3.549% due 11/13/26 (Ê) 99 99
UFC Holdings LLC Term Loan
5.500% due 04/29/26 (Ê) 219 220
Univision Communications, Inc. Term
Loan C5
4.549% due 03/15/24 (Ê) 145 143
VFH Parent LLC Term Loan B
5.197% due 03/01/26 (Ê) 322 323
VICI Properties, Inc. 1st Lien Term
Loan B
3.785% due 12/22/24 (Ê) 116 117
Virgin Media Secured Finance PLC Term
Loan
4.240% due 01/04/28 (Ê) 197 198
VVC Holdings Corp. Term Loan B
6.401% due 02/11/26 (Ê) 318 320
Western Digital Corp. 1st Lien Term
Loan B4
3.452% due 04/29/23 (Ê) 37 37
Wynn Resorts Finance LLC Term Loan A
3.404% due 09/20/24 (~)(Ê) 360 359
12,091

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mortgage-Back ed Securities - 30.6%
A10 Securitization LLC
Series 2017-AA Class B1
0.071% due 05/15/36 (Þ) 961 955
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
3.844% due 02/25/45 (Ê) 11 11
Banc of America Funding Trust
Series 2005-D Class A1
4.633% due 05/25/35 (~)(Ê) 260 265
Series 2006-6 Class 2A1
6.000% due 08/25/36 783 771
Bayview Commercial Asset Trust
Series 2007-2A Class A1
1.507% due 07/25/37 (Ê)(Þ) 952 905
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.997% due 08/26/35 (~)(Ê)(Þ) 761 704
Bear Stearns ALT-A Trust
Series 2005-2 Class 1M1
3.236% due 03/25/35 (Ê) 736 724
Bear Stearns ARM Trust
Series 2004-3 Class 2A
4.017% due 07/25/34 (~)(Ê) 123 125
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 72 72
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 1,977 2,167
Series 2018-B5 Class A4
4.208% due 07/15/51 1,987 2,221
Series 2018-B7 Class A4
4.510% due 05/15/53 (~)(Ê) 1,567 1,792
Series 2018-B8 Class A5
4.232% due 01/15/52 2,315 2,599
BX Commercial Mortgage Trust
Series 2018-BILT Class C
3.120% due 05/15/30 (Ê)(Þ) 1,650 1,641
Series 2018-BIOA Class D
3.628% due 03/15/37 (Ê)(Þ) 790 791
Series 2018-BIOA Class E
4.424% due 03/15/37 (Ê)(Þ) 1,575 1,574
Series 2018-IND Class G
4.330% due 11/15/35 (Ê)(Þ) 133 133
Series 2019-XL Class A
2.920% due 10/15/36 (Ê)(Þ) 1,100 1,101
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 818 857
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
5.050% due 12/15/37 (Ê)(Þ) 987 992
Series 2019-LIFE Class G
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 12/15/37 (Ê)(Þ) 1,651 1,661
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
3.066% due 04/25/35 (Ê) 7 7
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 175
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,428
Series 2019-SST2 Class F
4.940% due 12/15/36 (Ê)(Þ) 430 431
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.913% due 05/25/35 (~)(Ê) 246 254
Series 2005-11 Class A2A
4.820% due 10/25/35 (Ê) 5 5
Series 2015-2 Class 5A1
2.740% due 03/25/47 (Ê)(Þ) 142 143
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 195 206
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 215
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 205 216
Series 2015-LC19 Class A4
3.183% due 02/10/48 1,438 1,490
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 140
Series 2018-COR3 Class A3
4.228% due 05/10/51 2,944 3,278
Series 2019-521F Class A
3.380% due 06/15/34 (Ê)(Þ) 1,203 1,202
Series 2019-521F Class D
4.030% due 06/15/34 (Ê)(Þ) 899 899
CORE Mortgage Trust
Series 2019-CORE Class D
3.564% due 12/15/31 (Ê)(Þ) 1,520 1,519
Countrywide Alternative Loan Trust
Series 2007-16CB Class 1A5
2.886% due 08/25/37 (Ê) 416 315
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
8.093% due 07/15/32 (Ê)(Þ) 600 600
Series 2019-ICE4 Class A
2.745% due 05/15/36 (Ê)(Þ) 800 802
Series 2019-ICE4 Class E
4.613% due 05/15/36 (Ê)(Þ) 1,282 1,284
Credit Suisse Mortgage Securities Corp.
Trust
1.000% due 12/15/22 680 680
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 1,080 1,101
DBGS Mortgage Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-1735 Class D
4.194% due 04/10/37 (~)(Ê)(Þ) 985 1,046
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 240 245
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.685% due 06/27/37 (~)(Ê)(Þ) 425 435
Fannie Mae
4.250% due 2021 395 403
4.283% due 2021 383 392
4.500% due 2024 2 3
4.500% due 2025 117 124
2.560% due 2028 370 375
3.640% due 2028 100 108
2.520% due 2029 20 20
2.740% due 2029 100 103
2.790% due 2029 300 309
3.160% due 2029 50 52
3.240% due 2029 90 95
3.260% due 2029 30 32
3.350% due 2029 20 21
3.500% due 2030 101 104
2.600% due 2031 375 374
2.670% due 2031 100 101
2.765% due 2031 100 102
2.770% due 2031 100 102
2.810% due 2031 100 102
2.850% due 2031 100 103
2.860% due 2031 100 103
5.000% due 2031 100 107
3.000% due 2032 67 68
6.000% due 2032 20 23
3.000% due 2033 910 937
3.500% due 2033 676 708
5.000% due 2033 5 6
3.500% due 2034 1,390 1,451
5.500% due 2034 17 19
4.500% due 2035 395 426
3.000% due 2037 81 83
5.500% due 2037 104 117
5.500% due 2038 453 510
6.000% due 2039 41 47
4.000% due 2040 276 299
5.500% due 2040 525 588
6.000% due 2040 121 138
4.000% due 2041 457 490
6.000% due 2041 128 147
3.500% due 2043 1,219 1,281
4.000% due 2044 929 1,013
3.500% due 2045 1,544 1,617
3.000% due 2046 871 892
3.500% due 2046 261 275
4.000% due 2046 1,417 1,517
4.500% due 2046 494 548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2047 3,897 3,992
3.500% due 2047 2,594 2,724
4.000% due 2047 1,553 1,634
4.500% due 2047 538 569
3.500% due 2048 817 849
4.500% due 2048 3,660 3,863
5.000% due 2048 668 714
2.500% due 2049 2,100 2,076
3.000% due 2049 21,712 22,121
3.500% due 2049 21,072 21,704
4.000% due 2049 9,472 9,853
4.500% due 2049 834 887
3.000% due 2050 1,800 1,825
4.000% due 2056 1,112 1,192
4.500% due 2056 276 299
5.500% due 2056 257 280
3.500% due 2057 803 845
4.000% due 2057 150 161
4.500% due 2057 237 257
30 Year TBA(Ï)
3.000% 3,800 3,851
3.500% 200 206
Fannie Mae Aces
Series 2019-M4 Class A2
3.610% due 02/25/31 90 98
Series 2019-M5 Class A2
3.273% due 01/25/29 150 159
Series 2019-M6 Class A2
3.450% due 01/01/29 170 182
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
5.086% due 05/25/24 (Ê) 812 845
Series 2014-C03 Class 1M2
5.486% due 07/25/24 (Ê) 1,545 1,625
Series 2014-C04 Class 1M2
6.723% due 11/25/24 (Ê) 767 842
Series 2016-C04 Class 1M2
6.073% due 01/25/29 (Ê) 50 53
Series 2019-R07 Class 1M2
3.923% due 10/25/39 (Ê)(Þ) 670 676
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 155 178
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 9 10
Series 2005-24 Class ZE
5.000% due 04/25/35 187 205
Series 2012-35 Class SC
Interest Only STRIP
4.015% due 04/25/42 (Ê) 22 4
Series 2012-55 Class PC
3.500% due 05/25/42 668 690
Series 2013-54 Class BS

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
3.665% due 06/25/43 (Ê) 96 20
Series 2013-124 Class SB
Interest Only STRIP
3.465% due 12/25/43 (Ê) 107 20
Series 2016-23 Class ST
Interest Only STRIP
3.515% due 11/25/45 (Ê) 358 75
Series 2016-61 Class BS
Interest Only STRIP
3.615% due 09/25/46 (Ê) 305 48
Series 2017-76 Class SB
Interest Only STRIP
3.615% due 10/25/57 (Ê) 341 68
Series 2017-85 Class SC
Interest Only STRIP
3.715% due 11/25/47 (Ê) 68 11
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.828% due 02/25/43 (~)(Ê) 89 94
Series 2018-M9 Class APT2
3.124% due 04/25/28 (~)(Ê) 200 210
Series 2019-M1 Class A2
3.673% due 09/25/28 (~)(Ê) 70 76
Series 2019-M19 Class A2
2.560% due 09/25/29 539 540
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 200 201
Series 2019-M27 Class A2
2.700% due 11/25/40 100 98
Series 2019-M28 Class AV
2.232% due 02/25/27 300 296
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 671 674
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 270 275
Freddie Mac
3.500% due 2030 104 108
3.000% due 2032 228 235
3.000% due 2033 1,208 1,243
4.500% due 2034 151 163
3.000% due 2038 166 170
5.500% due 2038 330 373
6.000% due 2038 76 88
5.000% due 2040 208 229
4.000% due 2041 1,164 1,263
4.500% due 2041 211 230
5.500% due 2041 219 246
3.500% due 2043 912 970
4.000% due 2044 540 580
3.500% due 2045 1,524 1,616
4.000% due 2045 1,145 1,217
3.000% due 2046 2,997 3,083
4.000% due 2046 1,251 1,337
4.500% due 2046 225 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2047 1,078 1,107
4.000% due 2047 335 353
3.000% due 2048 178 184
3.500% due 2048 1,168 1,204
4.000% due 2048 2,399 2,502
4.500% due 2048 2,805 2,954
5.000% due 2048 213 229
2.500% due 2049 1,497 1,481
3.000% due 2049 7,902 8,039
3.500% due 2049 6,548 6,753
4.000% due 2049 3,331 3,462
5.000% due 2049 343 366
3.000% due 2050 1,000 1,020
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,530 1,552
Series 2013-K029 Class A2
3.320% due 02/25/23 (~)(Ê) 1,450 1,503
Series 2015-K045 Class A2
3.023% due 01/25/25 1,020 1,060
Series 2015-K046 Class A2
3.205% due 03/25/25 400 420
Series 2016-K052 Class A2
3.151% due 11/25/25 1,110 1,165
Series 2016-K053 Class A2
2.995% due 12/25/25 390 406
Series 2016-K058 Class X1
Interest Only STRIP
0.930% due 08/25/26 (~)(Ê) 4,098 216
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 329 350
Series 2018-K074 Class A2
3.600% due 01/25/28 3,204 3,472
Series 2018-K080 Class A2
3.926% due 07/25/28 (~)(Ê) 3,081 3,412
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 586 655
Series 2019-K091 Class A2
3.505% due 03/25/29 170 184
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 214 245
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 66 74
Series 2010-3632 Class PK
5.000% due 02/15/40 135 146
Series 2010-3653 Class B
4.500% due 04/15/30 213 229
Series 2011-3973 Class SA
Interest Only STRIP
4.017% due 12/15/41 (Ê) 325 68
Series 2012-4010 Class KM
3.000% due 01/15/42 115 118
Series 2018-4813 Class CJ

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 08/15/48 108 108
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/48 (~)(Ê) 2,500 272
Freddie Mac Strips
Series 2014-334 Class S7
Interest Only STRIP
3.627% due 08/15/44 (Ê) 155 31
Series 2016-353 Class S1
Interest Only STRIP
3.527% due 12/15/46 (Ê) 72 12
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
5.573% due 09/25/24 (Ê) 522 564
Series 2015-DN1 Class M3
5.973% due 01/25/25 (Ê) 588 614
Series 2015-DNA2 Class M2
5.077% due 12/25/27 (Ê) 68 69
Series 2015-DNA3 Class M3
6.523% due 04/25/28 (Ê) 1,330 1,473
Series 2015-DNA3 Class M3F
6.186% due 04/25/28 (Ê) 760 808
Series 2015-HQA2 Class M2
5.286% due 05/25/28 (Ê) 190 191
Series 2017-DNA2 Class B1
6.973% due 10/25/29 (Ê) 510 589
Series 2017-DNA2 Class M2
5.936% due 10/25/29 (Ê) 440 469
Ginnie Mae I
3.000% due 2042 374 386
3.500% due 2048 81 85
Ginnie Mae II
3.500% due 2044 89 93
3.500% due 2045 34 36
3.500% due 2047 324 336
4.000% due 2047 1,359 1,421
3.000% due 2048 657 676
3.500% due 2048 308 320
4.000% due 2048 883 919
4.500% due 2048 337 354
2.500% due 2049 99 98
3.000% due 2049 1,600 1,643
3.500% due 2049 3,370 3,480
4.000% due 2049 499 527
4.500% due 2049 3,720 3,889
5.000% due 2049 316 334
30 Year TBA(Ï)
2.500% 3,500 3,515
3.000% 4,500 4,619
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 1,719 55
Series 2013-53 Class OI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
3.500% due 04/20/43 708 100
Series 2014-17 Class AM
2.516% due 06/16/48 (~)(Ê) 83 85
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 227 39
Series 2016-51 Class NS
Interest Only STRIP
5.518% due 04/20/46 (Ê) 109 19
Series 2018-130 Class A
3.250% due 05/16/59 43 44
Series 2019-123 Class A
3.000% due 10/20/49 100 102
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 393 397
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
3.065% due 09/15/31 (Ê)(Þ) 490 490
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 251
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ) 1,342 1,386
Series 2019-SOHO Class A
3.350% due 06/15/36 (Ê)(Þ) 630 630
Hawaii Hotel Trust
Series 2019-MAUI Class C
3.390% due 05/15/38 (Ê)(Þ) 940 939
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,290
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 611
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 226
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,221
Hospitality Mortgage Trust
Series 2019-HIT Class D
4.500% due 11/15/36 (Ê)(Þ) 1,393 1,393
IndyMac Index Mortgage Loan Trust
Series 2006-AR2 Class 1A1A
2.730% due 04/25/46 (Ê) 697 658
Series 2006-AR2 Class 1A1B
2.696% due 04/25/46 (Ê) 523 493
Series 2007-FLX3 Class A1
2.726% due 06/25/37 (Ê) 195 187
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.462% due 07/15/41 (~)(Ê) 19 20
Series 2016-NINE Class A
2.949% due 09/06/38 (~)(Ê)(Þ) 394 400

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 241 242
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 503 512
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 2,070 2,082
Series 2017-3 Class 1A5
3.500% due 08/25/47 (~)(Ê)(Þ) 619 625
Series 2017-6 Class A5
3.500% due 12/25/48 (~)(Ê)(Þ) 306 310
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 601 612
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 229 233
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 602 606
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 536 546
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 1,181 1,188
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 292 292
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 1,482 1,495
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 172 172
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 305 304
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 967 981
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class F
5.350% due 11/15/40 (~)(Ê) 224 225
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
3.532% due 05/01/24 (Ê)(Þ) 427 427
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 176 108
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 175 107
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C31 Class A1
1.511% due 11/15/49 195 193
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 80 82
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 213
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 217
Series 2018-BOP Class E
4.423% due 06/15/35 (Ê)(Þ) 1,732 1,732
Series 2018-SUN Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.423% due 07/15/35 (Ê)(Þ) 1,955 1,955
Series 2019-NUGS Class E
3.994% due 12/15/36 (Ê)(Þ) 1,970 1,963
Morgan Stanley Capital I, Inc.
Series 2019-BPR Class A
3.900% due 05/15/36 (Ê)(Þ) 350 349
Series 2019-PLND Class A
3.500% due 05/15/36 (Ê)(Þ) 1,613 1,610
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,500 1,519
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 8,761 223
Series 2017-237P Class XB
Interest Only STRIP
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 36
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 260
Natixis Commercial Mortgage Securities
Trust
Series 2019-FAME Class A
3.047% due 08/15/34 (Þ) 440 444
New Residential Mortgage Loan Trust
Series 2019-NQM4 Class A2
2.644% due 09/25/59 (~)(Ê)(Þ) 477 475
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
2.670% due 03/26/47 (Ê)(Þ) 1,237 1,049
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 2,451 2,457
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 217 221
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 500 509
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 595 596
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
4.484% due 03/27/24 (Ê)(Þ) 380 380
Series 2019-3R Class A
4.164% due 10/27/22 (Ê)(Þ) 710 713
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Æ)(Ê)(Þ) 200 209
Residential Accredit Loans, Inc.
Series 2006-QO7 Class 2A1
3.247% due 09/25/46 (Ê) 909 838
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
2.936% due 02/25/34 (Ê) 19 17
Sequoia Mortgage Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 1,386 1,348
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 524 532
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
4.249% due 06/25/36 (~)(Ê) 1,174 955
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
2.520% due 11/11/34 (Ê)(Þ) 243 243
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.148% due 08/25/33 (~)(Ê) 51 51
Series 2004-AR4 Class A6
4.504% due 06/25/34 (~)(Ê) 438 440
Series 2005-10 Class 3CB1
6.000% due 11/25/35 803 750
Series 2005-AR9 Class A1A
3.126% due 07/25/45 (Ê) 278 276
Series 2005-AR11 Class A1A
2.806% due 08/25/45 (Ê) 519 517
Series 2006-AR1 Class 2A1A
3.467% due 01/25/46 (Ê) 345 350
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 1,864 1,931
Series 2017-RB1 Class XA
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê) 1,959 147
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR5 Class 1A1
5.079% due 04/25/36 (~)(Ê) 1,080 1,018
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ) 539 549
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 452 475
280,984
Non-US Bonds - 6.8%
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 5,600 33
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 401 461
Series NTNF
10.000% due 01/01/21 BRL 4,005 1,047
10.000% due 01/01/23 BRL 4,026 1,113
10.000% due 01/01/25 BRL 3,706 1,059
10.000% due 01/01/27 BRL 165 48
Canadian Government International
Bond
0.750% due 09/01/21 CAD 1,578 1,196
1.500% due 06/01/23 CAD 2,491 1,907
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 06/01/25 CAD 1,778 1,409
1.000% due 06/01/27 CAD 1,968 1,440
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 16,186,200 5,828
6.000% due 04/28/28 COP 4,450,300 1,347
Indonesia Treasury Bond
Series FR68
8.375% due 03/15/34 IDR 14,844,000 1,144
Series FR77
8.125% due 05/15/24 IDR 13,960,000 1,072
Series FR78
8.250% due 05/15/29 IDR 22,837,000 1,773
Malaysia Government International Bond
Series 0111
4.160% due 07/15/21 MYR 150 37
Series 0114
4.181% due 07/15/24 MYR 5,725 1,458
Series 0116
3.800% due 08/17/23 MYR 3,100 775
Series 0117
3.882% due 03/10/22 MYR 3,921 976
Series 0119
3.906% due 07/15/26 MYR 215 54
Series 0215
3.795% due 09/30/22 MYR 1,275 318
Series 0218
3.757% due 04/20/23 MYR 4,616 1,152
Series 0314
4.048% due 09/30/21 MYR 610 152
Series 0319
3.478% due 06/14/24 MYR 1,057 261
Series 0517
3.441% due 02/15/21 MYR 432 106
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 11,350 681
7.500% due 06/03/27 MXN 35,397 1,944
8.500% due 05/31/29 MXN 33,020 1,944
Series M 30
10.000% due 11/20/36 MXN 40,673 2,778
8.500% due 11/18/38 MXN 9,100 549
Series M
6.500% due 06/10/21 MXN 740 39
7.750% due 05/29/31 MXN 4,863 274
7.750% due 11/13/42 MXN 92,493 5,188
8.000% due 11/07/47 MXN 28,620 1,658
Norway Government International Bond
Series 475
2.000% due 05/24/23 (Þ) NOK 10,613 1,232
Series 476
3.000% due 03/14/24 (Þ) NOK 11,435 1,387
Series 478
1.500% due 02/19/26 (Þ) NOK 2,985 342
Series 479
1.750% due 02/17/27 (Þ) NOK 2,270 263

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 480
2.000% due 04/26/28 (Þ) NOK 4,687 554
Peru Government International Bond
5.700% due 08/12/24 PEN 6,444 2,172
6.900% due 08/12/37 PEN 3,424 1,245
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 878
Series 6212
7.050% due 01/19/28 RUB 8,430 143
Series 6219
7.750% due 09/16/26 RUB 31,660 556
Series 6224
6.900% due 05/23/29 RUB 56,020 951
Series 6225
7.250% due 05/10/34 RUB 1,960 34
Series 6228
7.650% due 04/10/30 RUB 55,230 981
Series 6230
7.700% due 03/16/39 RUB 42,470 775
Singapore Government International
Bond
2.250% due 06/01/21 SGD 963 723
1.250% due 10/01/21 SGD 1,199 887
3.125% due 09/01/22 SGD 569 441
2.750% due 07/01/23 SGD 1,670 1,292
3.000% due 09/01/24 SGD 1,016 804
2.375% due 06/01/25 SGD 1,437 1,114
2.125% due 06/01/26 SGD 3,616 2,771
3.500% due 03/01/27 SGD 2,077 1,736
62,502
United States Government Treasuries - 16.8%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 6,862 6,848
0.125% due 01/15/22 637 636
0.375% due 07/15/23 9,020 9,144
0.375% due 07/15/25 4,534 4,626
3.375% due 04/15/32 4,117 5,652
2.125% due 02/15/40 1,655 2,163
1.375% due 02/15/44 1,745 2,057
1.000% due 02/15/46 1,010 1,110
0.875% due 02/15/47 2,942 3,152
1.000% due 02/15/48 762 843
1.000% due 02/15/49 2,178 2,420
United States Treasury Notes
1.375% due 05/31/21 8,665 8,637
1.125% due 06/30/21 12,245 12,158
1.750% due 05/15/23 19,405 19,468
1.375% due 06/30/23 480 475
1.250% due 07/31/23 4,330 4,268
2.250% due 04/30/24 30 31
1.250% due 08/31/24 435 426
2.250% due 11/15/24 390 400
1.500% due 11/30/24 140 139
1.750% due 12/31/24 2,830 2,836
2.000% due 02/15/25 3,790 3,841
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 05/15/25 2,735 2,789
2.000% due 08/15/25 5,273 5,340
3.000% due 10/31/25 685 731
2.250% due 11/15/25 2,545 2,611
1.625% due 02/15/26 4,303 4,260
2.250% due 03/31/26 1,065 1,093
1.625% due 05/15/26 3,005 2,971
1.500% due 08/15/26 3,540 3,467
1.625% due 09/30/26 450 444
1.625% due 11/30/26 1,340 1,321
2.375% due 05/15/27 1,935 2,005
2.750% due 02/15/28 530 564
2.375% due 05/15/29 875 909
1.750% due 11/15/29 320 315
4.500% due 05/15/38 1,090 1,471
2.750% due 11/15/42 1,190 1,268
2.875% due 05/15/43 1,200 1,306
3.750% due 11/15/43 1,510 1,886
3.125% due 08/15/44 920 1,045
2.875% due 08/15/45 4,765 5,202
3.000% due 11/15/45 1,322 1,477
3.000% due 05/15/47 1,225 1,375
2.750% due 08/15/47 1,180 1,264
2.750% due 11/15/47 1,775 1,901
3.000% due 02/15/48 4,435 4,980
3.125% due 05/15/48 2,665 3,065
3.000% due 08/15/48 440 495
3.375% due 11/15/48 480 579
3.000% due 02/15/49 90 101
2.875% due 05/15/49 290 319
2.250% due 08/15/49 6,550 6,346
154,230
Total Long-Term Investments
(cost $795,316) 813,327
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 80,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 1,760
35
Total Common Stocks
(cost $44) 35
Options Purchased - 0.0%
(Number of Contracts)
United States 10 Year
Treasury Note Futures
Bank of America Jan 2020 128.50
Call (21) USD 2,699 (ÿ) 10
United States 5 Year
Treasury Note Futures
Bank of America Jan 2020 118.50
Call (56) USD 6,636 (ÿ) 19

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Options Purchased
(cost $25) 29
Short-Term Investments - 10.5%
Ambac Assurance Corp.
5.100% due 06/07/20 (Þ) 1 1
American Express Credit Corp.
2.375% due 05/26/20 80 80
Amgen, Inc.
2.125% due 05/01/20 20 20
Apple, Inc.
2.000% due 11/13/20 80 80
Argentina POM Politica Monetaria
Series POM
56.590% due 06/21/20 (Ê) ARS 6,310 58
Boeing Co. (The)
4.875% due 02/15/20 100 100
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 80 81
Chubb INA Holdings, Inc.
2.300% due 11/03/20 20 20
Credit Suisse Mortgage Trust
Series 2018-PLUM Class A
4.971% due 08/15/20 (Ê)(Þ) 33 33
Express Scripts Holding Co.
2.600% due 11/30/20 278 280
Fannie Mae
4.000% due 01/01/20 — —
Federal Home Loan Banks
2.125% due 02/11/20 70 70
1.660% due 10/07/20 (Ê) 660 660
Freddie Mac
4.500% due 08/01/20 — —
1.580% due 09/10/20 (Ê) 290 290
General Electric Co.
Series GMTN
5.500% due 01/08/20 10 10
General Motors Financial Co., Inc.
2.450% due 11/06/20 30 30
Gilead Sciences, Inc.
2.550% due 09/01/20 120 121
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 20 20
Goldman Sachs Capital II
4.000% due 12/20/20 (Ê) 3 3
Goldman Sachs Group, Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
6.000% due 06/15/20 150 153
JPMorgan Chase & Co.
4.250% due 10/15/20 300 305
Lloyds TSB Bank PLC
6.500% due 09/14/20 (Þ) 228 234
Malaysia Government International Bond
Series 0315
3.659% due 10/15/20 MYR 3,222 792
Series 0613
3.889% due 07/31/20 MYR 230 57
Prosus NV
6.000% due 07/18/20 (Þ) 206 209
Reliance Standard Life Global Funding
II
2.500% due 01/15/20 (Þ) 30 30
Reynolds American, Inc.
3.250% due 06/12/20 40 40
Royal Bank of Canada
2.150% due 10/26/20 70 70
Santander PLC
2.375% due 03/16/20 40 40
Shell International Finance BV
4.375% due 03/25/20 10 10
Singapore Government International
Bond
2.000% due 07/01/20 SGD 464 346
Telefonica Emisiones SA
5.134% due 04/27/20 40 40
U.S. Cash Management Fund 16,798,811(∞) 16,804
United States Treasury Bills
0.000% due 01/02/20 (ç)(ž) 10,732 10,732
0.994% due 01/07/20 (ç)(ž) 500 500
1.284% due 01/14/20 (ç)(ž) 1,415 1,414
1.440% due 02/06/20 (ç)(ž) 19,842 19,813
1.489% due 03/05/20 (ž) 10,752 10,724
1.527% due 04/02/20 (ž) 7,167 7,140
1.542% due 05/21/20 (ž) 9,037 8,983
1.560% due 07/16/20 (ž) 9,216 9,139
United States Treasury Notes
0.511% due 05/31/20 6,121 6,115
UnitedHealth Group, Inc.
3.875% due 10/15/20 10 10
Class A
2.700% due 07/15/20 70 70
Westpac Banking Corp.
2.300% due 05/26/20 10 10
2.600% due 11/23/20 80 80

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Williams Cos., Inc. (The)
5.250% due 03/15/20 40 40
Total Short-Term Investments
(cost $95,802) 95,857
Total Investments 99.1%
(identified cost $891,187) 909,248
Other Assets and Liabilities,
Net - 0.9%
8,522
Net Assets - 100.0%
917,770

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
16.9%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 120,000 100.63 121
123
A10 Securitization LLC 06/23/17 961,000 100.00 961
955
ABB Treasury Center, Inc. 03/05/19 220,000 101.37 223
227
AbbVie, Inc. 11/12/19 380,000 100.01 380
386
AbbVie, Inc. 11/12/19 100,000 99.88 100
101
AbbVie, Inc. 11/12/19 440,000 99.91 440
442
AbbVie, Inc. 11/12/19 390,000 99.91 390
392
ABN AMRO Bank NV 03/05/19 725,000 100.25 727
729
Abu Dhabi Government International Bond 10/03/17 200,000 99.81 200
202
ACE Securities Corp. Mortgage Loan Trust 03/08/17 543,258 93.64 509
516
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 90.30 228
257
Air Liquide Finance SA 09/03/19 733,000 99.57 730
730
Alcoa Nederland Holding BV 09/28/17 200,000 107.86 216
210
Alimentation Couche-Tard, Inc. 09/19/17 702,000 103.01 723
721
Allergan Sales LLC 09/26/19 687,000 104.52 718
718
Ambac Assurance Corp. 02/09/17 881 159.16 1
1
Ambac LSNI LLC 02/09/17 3,946,905 98.85 3,986
3,998
Anglo American Capital PLC 09/06/17 200,000 99.96 200
207
Anglo American Capital PLC 09/30/19 368,000 102.49 377
378
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 340,000 100.00 340
345
Avis Budget Rental Car Funding  LLC 04/16/19 600,000 100.38 602
618
Banco de Bogota SA 09/22/17 686,000 104.68 718
726
Banco de Credito del Peru 12/04/19 693,000 105.24 729
730
Bangkok Bank PCL 11/09/18 219,000 99.44 218
227
Banistmo SA 12/07/17 729,000 100.63 734
736
Bayer US Finance II LLC 06/19/18 713,000 101.10 721
726
Bayer US Finance LLC 08/02/18 726,000 100.60 730
748
Bayview Commercial Asset Trust 10/26/17 952,275 96.01 914
905
BBVA Bancomer SA 09/27/19 695,000 104.03 723
725
BCAP LLC Trust 07/21/16 760,739 75.45 574
704
BCAP LLC Trust 03/20/17 579,368 85.80 497
553
BCAP LLC Trust 03/20/17 909,181 85.83 780
868
Bharti Airtel International Netherlands BV 09/26/19 693,000 105.20 729
727
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 812,063 99.73 810
806
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 30,000 101.78 31
29
BMW US Capital LLC 03/20/18 20,000 97.77 20
20
BMW US Capital LLC 09/27/19 724,000 99.90 723
725
BNP Paribas SA 08/07/18 200,000 99.52 199
222
BNP Paribas SA 01/03/19 260,000 100.00 260
281
BNP Paribas SA 01/03/19 570,000 105.35 600
669
Bristol-Myers Squibb Co. 05/07/19 190,000 100.12 190
199
Bristol-Myers Squibb Co. 05/07/19 170,000 99.22 169
182
Bristol-Myers Squibb Co. 05/07/19 290,000 99.66 289
299
Bristol-Myers Squibb Co. 05/07/19 90,000 99.79 90
91
Bristol-Myers Squibb Co. 11/20/19 70,000 100.39 70
70
Bristol-Myers Squibb Co. 11/20/19 30,000 103.71 31
31
Bristol-Myers Squibb Co. 11/20/19 200,000 107.27 215
216
Bristol-Myers Squibb Co. 11/20/19 380,000 108.99 414
418
Bristol-Myers Squibb Co. 11/20/19 80,000 127.49 102
102
Broadcom, Inc. 09/30/19 712,000 100.84 718
720
BX Commercial Mortgage Trust 03/02/18 1,575,000 99.45 1,566
1,574
BX Commercial Mortgage Trust 06/01/18 1,650,000 100.00 1,650
1,641
BX Commercial Mortgage Trust 03/05/19 133,000 100.48 134
133
BX Commercial Mortgage Trust 04/18/19 790,000 100.06 790
791
BX Commercial Mortgage Trust 10/09/19 1,100,000 100.00 1,100
1,101
BXP Trust 10/30/17 818,000 100.72 824
857
CAL Funding III, Ltd. 06/28/17 593,250 99.99 593
593
CAL Funding III, Ltd. 12/10/19 259,000 101.69 263
263
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100.00 1,651
1,661
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.14 988
992
Cameron LNG LLC 12/05/19 40,000 100.00 40
40
Cameron LNG LLC 12/05/19 140,000 100.21 140
141
Carlyle Global Market Strategies CLO, Ltd. 11/07/19 761,000 99.59 758
758

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,598
Cencosud SA 07/01/19 264,000 102.63 271
270
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.54 174
175
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,402
1,428
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
431
Citigroup Mortgage Loan Trust, Inc. 02/01/17 141,648 97.78 139
143
Commercial Mortgage Trust 01/22/16 195,000 1.06 207
206
Commercial Mortgage Trust 02/17/16 205,000 103.75 213
216
Commercial Mortgage Trust 07/25/16 140,000 102.23 143
140
Commercial Mortgage Trust 11/21/16 211,000 100.81 213
215
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
899
Commercial Mortgage Trust 06/05/19 1,203,000 100.00 1,203
1,202
CORE Mortgage Trust 03/01/19 1,520,000 100.00 1,520
1,519
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99.57 597
600
Credit Suisse Mortgage Capital Certificates 05/28/19 800,000 100.00 800
802
Credit Suisse Mortgage Capital Certificates 05/28/19 1,282,000 100.00 1,282
1,284
Credit Suisse Mortgage Trust 06/26/18 1,079,959 97.66 1,055
1,101
Credit Suisse Mortgage Trust 09/19/18 33,103 100.00 33
33
DAE Funding LLC 11/01/18 20,000 100.00 20
21
Daimler Finance NA LLC 08/12/19 320,000 100.64 322
323
Danone SA 10/26/16 890,000 99.93 889
891
Danone SA 04/22/19 718,000 100.12 719
729
Danske Bank A/S 01/11/19 400,000 102.13 409
420
Danske Bank A/S 03/11/19 862,000 105.20 918
945
Danske Bank A/S 09/17/19 200,000 103.03 206
208
DBGS Mortgage Trust 04/03/19 985,000 101.40 999
1,046
DCP Midstream Operating, LP 12/11/19 30,000 104.99 31
32
Dell International LLC / EMC Corp. 05/17/16 430,000 101.38 436
442
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 424,732 100.62 427
435
Deutsche Telekom International Finance BV 05/02/18 251,000 97.68 245
251
Dividend Solar Loans LLC 06/28/19 370,376 99.98 370
371
DNB Bank ASA 10/22/19 550,000 100.37 552
554
DP World PLC 10/03/19 200,000 115.42 231
231
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,226
ECAF, Ltd. 08/09/18 267,527 99.23 265
267
Ecuador Government International Bond 01/18/18 200,000 100.00 200
178
Education Loan Asset-Backed Trust I 07/24/19 580,000 99.32 576
575
Embotelladora Andina SA 09/03/19 264,000 106.93 282
282
EMD Finance LLC 04/22/19 272,000 98.30 267
280
Enel Finance International NV 01/05/18 706,000 101.12 714
722
Eni SpA 09/26/19 658,000 109.20 719
722
Equate Petrochemical BV 10/27/16 200,000 99.11 198
214
Fannie Mae Connecticut Avenue Securities 10/29/19 670,000 100.00 670
676
Flagstar Mortgage Trust 10/26/17 670,900 101.40 680
674
Flagstar Mortgage Trust 04/13/18 269,916 98.62 266
275
Flatiron CLO, Ltd. 11/21/19 1,000,000 100.10 1,001
1,000
Fox Corp. 01/15/19 30,000 100.00 30
34
Fox Corp. 01/17/19 270,000 115.49 312
330
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 102.77 113
119
Fresenius Medical Care US Finance II, Inc. 09/19/17 236,000 106.13 250
252
Gazprom PJSC Via Gaz Capital SA 02/01/19 672,000 106.87 718
729
Glencore Funding LLC 10/12/16 40,000 101.07 40
42
Glencore Funding LLC 09/13/17 350,000 101.09 354
363
Glencore Funding LLC 03/21/18 20,000 99.90 20
20
Glencore Funding LLC 01/16/19 60,000 94.38 57
62
Glencore Funding LLC 03/05/19 430,000 101.17 435
450
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,860,000 100.04 1,861
1,858
Grace Mortgage Trust 05/19/17 393,000 103.25 406
397
GS Mortgage Securities Corp. II 06/06/18 490,000 100.00 490
490
GS Mortgage Securities Trust 07/20/16 235,000 111.96 263
251
GS Mortgage Securities Trust 05/31/19 630,000 100.00 630
630
Hanesbrands, Inc. 08/10/18 10,000 98.14 10
11
Hanesbrands, Inc. 08/13/18 70,000 102.01 71
74
Hawaii Hotel Trust 05/16/19 940,000 100.00 940
939

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Heineken NV 10/22/19 710,000 102.78 730
731
Hilton USA Trust 11/22/16 1,840,000 88.99 1,677
1,901
Hilton USA Trust 05/26/17 226,000 99.71 225
226
HMH Trust 06/09/17 1,170,000 99.99 1,170
1,221
Horizon Aircraft Finance I, Ltd. 11/16/18 840,028 100.00 840
862
Hospitality Mortgage Trust 05/16/19 1,392,533 100.00 1,393
1,393
ICICI Bank, Ltd. 09/06/18 252,000 94.98 239
262
Intesa Sanpaolo SpA 07/10/17 400,000 100.21 401
405
Intesa Sanpaolo SpA 01/05/18 200,000 99.84 200
203
Intesa Sanpaolo SpA 04/22/19 287,000 92.28 265
288
Inversiones CMPC SA 09/22/17 214,000 102.85 220
221
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 394,000 98.89 390
400
JPMorgan Mortgage Trust 03/30/17 241,313 102.55 247
242
JPMorgan Mortgage Trust 08/09/17 618,639 102.59 635
625
JPMorgan Mortgage Trust 10/26/17 502,970 101.06 508
512
JPMorgan Mortgage Trust 03/23/18 600,825 98.62 593
612
JPMorgan Mortgage Trust 04/25/18 1,366,249 98.85 1,356
1,385
JPMorgan Mortgage Trust 08/16/18 1,774,585 100.48 1,781
1,787
JPMorgan Mortgage Trust 09/20/18 172,056 100.53 173
172
JPMorgan Mortgage Trust 01/18/19 304,533 100.69 307
304
JPMorgan Mortgage Trust 03/06/19 1,487,606 100.43 1,490
1,498
JPMorgan Mortgage Trust 03/08/19 2,069,530 98.07 2,030
2,082
JPMorgan Mortgage Trust 09/18/19 967,007 101.21 979
981
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
232
KKR Group Finance Co. II LLC 02/20/15 10,000 109.70 11
12
Korea Southern Power Co., Ltd. 05/02/18 241,000 99.52 240
243
Kraft Heinz Foods Co. 08/05/15 28,000 104.38 29
29
Kuwait Government International Bond 03/13/17 210,000 99.26 208
226
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.72 60
64
LCM XXIII, Ltd. 04/18/19 1,020,000 100.30 1,023
1,020
LCM XXV, Ltd. 07/10/17 1,124,000 100.00 1,124
1,120
Legacy Mortgage Asset Trust 05/23/19 442,775 100.00 443
445
Lloyds TSB Bank PLC 12/07/17 228,000 102.55 234
234
LSTAR Securities Investment, Ltd. 05/17/19 427,485 100.00 427
427
Lukoil International Finance BV 09/19/17 682,000 104.66 714
723
LYB Finance Co. BV 02/15/19 186,000 119.10 222
238
Madison Park Funding XIII, Ltd. 11/07/19 574,000 99.64 572
574
Madison Park Funding XVIII, Ltd. 12/01/17 872,000 100.68 878
872
Madison Park Funding XXVI, Ltd. 09/05/17 780,000 100.00 780
780
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,487
Marks And Spencer PLC 11/06/17 623,000 115.47 719
704
Mars, Inc. 03/26/19 30,000 99.72 30
32
Mars, Inc. 03/26/19 60,000 99.94 60
61
Midwest Connector Capital Co. LLC 06/04/19 267,000 101.62 271
274
ML-CFC Commercial Mortgage Trust 08/05/16 175,471 82.25 144
107
Mondelez International Holdings Netherlands BV 10/22/19 726,000 99.93 726
726
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,955
Morgan Stanley Capital I Trust 08/15/18 1,732,000 100.00 1,732
1,732
Morgan Stanley Capital I Trust 12/12/19 1,970,000 99.42 1,959
1,963
Morgan Stanley Capital I, Inc. 04/24/19 350,000 100.00 350
349
Morgan Stanley Capital I, Inc. 05/10/19 1,613,000 100.00 1,613
1,610
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.67 36
36
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.55 223
223
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.23 1,459
1,519
MSCG Trust 05/19/15 255,000 101.41 259
260
Natixis Commercial Mortgage Securities Trust 08/29/19 440,000 102.94 453
444
NBK SPC, Ltd. 09/30/19 714,000 100.68 719
719
Nestle Holdings, Inc. 04/22/19 718,000 101.48 729
734
New Residential Mortgage Loan Trust 09/09/19 477,221 100.00 477
475
NGPL PipeCo LLC 09/26/19 553,000 129.81 718
713
Nomura Resecuritization Trust 07/22/16 1,236,546 59.19 732
1,049
Nordea Bank AB 06/04/19 265,000 102.61 272
275
Northern Natural Gas Co. 08/02/18 631,000 109.11 688
709
Norway Government International Bond 01/18/19 NOK 2,985,000 11.40 340
342

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Norway Government International Bond 01/18/19 NOK 2,270,000 11.43 260
263
Norway Government International Bond 01/18/19 NOK 4,687,000 11.69 548
554
Norway Government International Bond 01/18/19 NOK 10,613,000 11.85 1,258
1,232
Norway Government International Bond 01/18/19 NOK 11,435,000 12.02 1,375
1,387
NXP BV / NXP Funding LLC 05/02/19 693,000 104.03 721
730
NYT Mortgage Trust 01/11/19 2,451,000 100.00 2,451
2,457
One Market Plaza Trust 02/15/17 500,000 100.03 500
509
One Market Plaza Trust 02/15/17 217,000 102.76 223
221
One Market Plaza Trust 02/15/17 595,000 97.90 583
596
Park Aerospace Holdings, Ltd. 02/25/19 50,000 101.89 51
53
Pernod Ricard SA 06/13/16 150,000 103.83 156
157
PMT Credit Risk Transfer Trust 03/21/19 380,453 100.00 380
380
PMT Credit Risk Transfer Trust 10/11/19 709,664 100.00 710
713
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 35,000 104.95 37
37
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 60,000 101.93 61
65
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 70,000 102.56 72
74
Prosus NV 06/29/17 250,000 100.00 250
272
Prosus NV 09/21/17 206,000 101.73 210
209
Provincia de Buenos Aires 02/08/17 140,000 99.76 140
58
Qatar Government International Bond 10/03/19 410,000 123.99 508
507
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 1.04 208
209
Reliance Holdings USA, Inc. 12/04/19 684,000 105.76 723
723
Reliance Standard Life Global Funding II 03/23/18 30,000 99.98 30
30
Riserva CLO, Ltd. 06/10/19 940,000 100.00 940
940
Sabal Trail Transmission LLC 08/02/18 663,000 105.92 702
723
Santander Holdings, Inc. 10/01/19 350,000 100.28 351
353
Santander PLC 05/14/19 676,000 105.04 710
727
Santander UK Group Holdings PLC 03/05/19 701,000 102.45 718
752
Schlumberger Holdings Corp. 12/10/15 40,000 99.96 40
43
Schneider Electric SE 02/04/19 200,000 98.75 197
205
Sequoia Mortgage Trust 10/21/16 523,842 103.03 540
532
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
917
Siemens Financieringsmaatschappij NV 03/05/19 250,000 97.88 245
250
SMB Private Education Loan Trust 06/04/19 190,000 100.00 190
190
Societe Generale SA 12/11/19 700,000 107.72 754
754
SoFi Professional Loan Program Trust 12/12/19 730,000 103.70 757
754
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 240,000 100.00 240
254
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 87,500 99.83 87
88
Standard Chartered PLC 09/26/19 600,000 122.69 736
770
Sunrun Atlas Issuer LLC 10/17/19 600,000 99.95 600
596
Swedbank AB 09/27/19 797,000 100.39 800
802
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/11/19 30,000 101.66 30
31
Teachers Insurance & Annuity Association of America 06/14/16 340,000 115.38 392
417
Textainer Marine Containers, Ltd. 05/11/17 759,236 100.00 759
762
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99.94 243
243
THL Credit Wind River CLO, Ltd. 10/02/17 1,016,000 100.00 1,016
1,012
Towd Point Mortgage Trust 07/22/16 205,102 99.86 205
205
Towd Point Mortgage Trust 07/07/17 450,726 100.55 453
452
Towd Point Mortgage Trust 08/04/17 572,991 100.34 575
576
Towd Point Mortgage Trust 09/18/17 938,992 100.60 945
945
Towd Point Mortgage Trust 10/25/19 1,303,750 104.60 1,364
1,353
Towd Point Mortgage Trust 10/31/19 1,103,965 102.30 1,129
1,120
Towd Point Mortgage Trust 11/04/19 1,775,309 100.97 1,793
1,784
Triton Container Finance IV LLC 08/16/17 513,961 100.08 514
513
Triton Container Finance V LLC 03/13/18 204,600 99.98 205
206
Triton Container Finance VI LLC 06/07/17 570,445 99.05 565
568
Trust F/1401 09/20/17 685,000 105.89 725
736
UBS Group AG 03/16/17 270,000 100.00 270
278
UBS Group AG 01/28/19 660,000 102.29 675
721
UBS Group AG 09/20/19 200,000 100.80 202
203
UBS Group Funding Switzerland AG 03/16/17 200,000 100.00 200
218
UniCredit SpA 01/08/19 1,042,000 103.27 1,086
1,118

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Union Pacific Corp. 06/07/18 140,000 100.93 141
142
Vistra Operations Co. LLC 06/04/19 708,000 101.47 718
721
VOC Escrow, Ltd. 08/07/18 60,000 97.18 58
63
Volkswagen Group of America Finance LLC 09/26/19 699,000 102.92 719
723
VOLT LXII LLC 05/16/19 1,807,734 99.91 1,807
1,808
Voya CLO, Ltd. 03/31/17 1,964,000 99.98 1,963
1,959
WinWater Mortgage Loan Trust 03/29/17 539,298 102.45 552
549
Woori Bank 12/07/17 681,000 103.96 708
710
Worldwide Plaza Trust 10/31/17 452,000 102.68 464
475
155,306
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. Term Loan B4 USD 1 Month LIBOR 1.750
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albertson's LLC Term Loan B7 USD 1 Month LIBOR 2.750
Albertson's LLC Term Loan B8 USD 1 Month LIBOR 2.750
Allied Universal Holdco Delayed Draw Term Loan USD 1 Month LIBOR 4.250
Allied Universal Holdco Term Loan B USD 1 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 10.000
AMC Entertainment Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.000
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
American Home Mortgage Investment Trust USD 6 Month LIBOR 2.000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.110
APi Group DE, Inc. Term Loan B USD 1 Month LIBOR 2.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Argentina POM Politica Monetaria Argentina Blended Historical Policy Rate 0.000
Asset Backed Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.140
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays PLC USD 3 Month LIBOR 1.902
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
BCP CC Holdings Merger Sub, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.750
Berry Global, Inc. Term Loan W USD 1 Month LIBOR 2.000
Blackstone CQP Holdco, LP Term Loan B USD 3 Month LIBOR 3.500
BNC Mortgage Loan Trust USD 1 Month LIBOR 0.160
BNP Paribas SA USD 3 Month LIBOR 2.567
BNP Paribas SA USD 3 Month LIBOR 2.235

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Variable Rate Securities
Securities Referenced Rate Spread %
Boyd Gaming Corp. Term Loan B USD 1 Week LIBOR 2.250
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.321
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.951
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.220
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 0.890
Cedar Funding, Ltd. USD 3 Month LIBOR 1.100
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications, Inc. Term Loan B1 USD 1 Month LIBOR 1.750
CHL Mortgage Pass-Through Trust USD 1 Month LIBOR 0.580
Citadel Securities, LP Term Loan B USD 1 Month LIBOR 3.500
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.450
Citigroup, Inc. USD 3 Month LIBOR 3.905
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
CORE Mortgage Trust USD 1 Month LIBOR 1.650
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.400
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 0.980
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.620
Credit Suisse Mortgage Trust USD 1 Month LIBOR 3.231
CSC Holdings LLC 2019 Term Loan B5 USD 1 Month LIBOR 2.500
Dcert Buyer, Inc. Term Loan B USD 1 Month LIBOR 4.000
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Diamond Sports Group LLC Term Loan USD 1 Month LIBOR 3.250
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Edelman Financial Center LLC Term Loan B1 USD 1 Month LIBOR 3.250
Education Loan Asset-Backed Trust I USD 1 Month LIBOR 0.800
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Federal Home Loan Banks Secured Overnight Financing Rate 0.120
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
Flatiron CLO, Ltd. USD 3 Month LIBOR 1.250
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Four Seasons Hotels, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Freddie Mac Secured Overnight Financing Rate 0.040
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Garda World Security Corp. 1st Lien Term Loan B USD 3 Month LIBOR 4.750
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Golden Nugget, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.150
Goldman Sachs Capital II USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.510
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
GS Mortgage Securities Trust USD 1 Month LIBOR 0.900
Hawaii Hotel Trust USD 1 Month LIBOR 1.650
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.280

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
Variable Rate Securities
Securities Referenced Rate Spread %
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Home Equity Asset Trust USD 1 Month LIBOR 0.150
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
HSBC Holdings PLC USD 3 Month LIBOR 1.546
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.453
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSI Asset Securitization Corp. Trust USD 1 Month LIBOR 0.140
iHeartCommunications , Inc. Exit Term Loan USD 1 Month LIBOR 4.000
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.220
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.240
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.210
Intelsat Jackson Holdings SA Term Loan B3 USD 6 Month LIBOR 3.750
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.750
Jaguar Holding Co. II 1st Lien Term Loan USD 1 Month LIBOR 2.500
Jane Street Group LLC Term Loan B USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
LCM XXIII, Ltd. USD 3 Month LIBOR 1.400
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.900
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 1.500
LPL Holdings, Inc. Term Loan B1 USD 1 Month LIBOR 1.750
LSTAR Securities Investment, Ltd. USD 1 Month LIBOR 1.500
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XIII, Ltd. USD 3 Month LIBOR 0.950
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Mastr Asset Backed Securities Trust USD 1 Month LIBOR 0.945
McAfee LLC Term Loan B1 USD 1 Month LIBOR 3.750
Merrill Lynch Mortgage Investors Trust USD 1 Month LIBOR 0.370
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 2.244
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 1.400
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 1.000
MultiPlan , Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Student Loan Trust USD 1 Month LIBOR 0.600
New Century Home Equity Loan Trust USD 1 Month LIBOR 0.480
Nexstar Broadcasting, Inc. Term Loan B4 USD 1 Month LIBOR 2.750
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option Care Helath , Inc. Term Loan B USD 1 Month LIBOR 4.500
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.125
Party City Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 2.500
Phoenix Guarantor, Inc. Term Loan B1 USD 1 Month LIBOR 4.500
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.000
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.700
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.250
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Prime Security Services Borrower LLC / Prime Finance, Inc. Term Loan B1 USD 1 Month LIBOR 3.250
RAMP Trust USD 1 Month LIBOR 0.570
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 3 Month LIBOR 3.500
Residential Accredit Loans, Inc.
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.850
Residential Asset Securitization Trust USD 1 Month LIBOR 0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Riserva CLO, Ltd. USD 3 Month LIBOR 1.140
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.290
SMB Private Education Loan Trust USD 1 Month LIBOR 1.000
Sotera Health Holdings LLC Term Loan USD 3 Month LIBOR 4.500
Sprint Corp. Term Loan B USD 1 Month LIBOR 2.500
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.260
Sungard AS New Holdings III LLC Term Loan USD 3 Month LIBOR 7.500
Sungard Availability Services Capital, Inc. Term Loan USD 3 Month LIBOR 4.000

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
Variable Rate Securities
Securities Referenced Rate Spread %
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
THL Credit Wind River CLO, Ltd. USD 3 Month LIBOR 1.230
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
UBS Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UBS Group AG USD 3 Month LIBOR 1.468
UFC Holdings LLC Term Loan USD 1 Month LIBOR 3.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
VFH Parent LLC Term Loan B USD 1 Month LIBOR 3.500
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
VVC Holdings Corp. Term Loan B USD 3 Month LIBOR 4.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.640
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.320
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Western Digital Corp. 1st Lien Term Loan B4 USD 3 Month LIBOR 1.750
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 110 AUD 15,725 03/20
(200)
Canadian 10 Year Government Bond Futures 206 CAD 28,321 03/20
(397)
Euro-BTP Futures 38 EUR 5,413 03/20
9
Eurodollar Futures 116 USD 28,510 06/20
174
Eurodollar Futures 143 USD 35,171 12/20
12
Eurodollar Futures 133 USD 32,731 03/21
50
Federal Fund 30 Day Futures 32 USD 13,130 05/20
(24)
Federal Fund 30 Day Futures 32 USD 13,134 07/20
(38)
Japan 10 Year Government Bond Futures 6 JPY 913,08 0 03/20
(7)
United States 2 Year Treasury Note Futures 565 USD 121,75 8 03/20
(76)
United States 5 Year Treasury Note Futures 966 USD 114,57 7 03/20
(301)
United States 10 Year Treasury Note Futures 1,357 USD 174,268 03/20
(1,565)
United States 10 Year Ultra Treasury Note Futures 36 USD 5,065 03/20
(60)
United States Treasury Long Bond Futures 242 USD 37,729 03/20
(764)
United States Treasury Ultra Bond Futures 220 USD 39,964 03/20
(1,252)
Short Positions
Australia 10 Year Government Bond Futures 67 AUD 9,578 03/20
119

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Euro- Bobl Futures 105 EUR 14,031 03/20
103
Euro-Bund Futures 192 EUR 32,734 03/20
400
Eurodollar Futures 316 USD 77,62 9 03/20
14
Euro-OAT Futures 45 EUR 7,325 03/20
133
Japan 10 Year Government Bond Futures 2 JPY 304,360 03/20
19
Long Gilt Futures 131 GBP 17,211 03/20
191
United States 2 Year Treasury Note Futures 85 USD 18,318 03/20
8
United States 5 Year Treasury Note Futures 14 USD 1,661 03/20
5
United States 10 Year Ultra Treasury Note Futures 80 USD 11,256 03/20
148
United States Treasury Long Bond Futures 122 USD 19,021 03/20
470
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,829)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 1.37%/USD 3
Month LIBOR, USD 980, 02/04/20
Bank of America
Call 1 0.00 980 02/04/20
—
Bank of America, USD 3 Month LIBOR/
USD 1.77%, USD 980, 02/04/20
Bank of America
Put 1 0.00 980 02/04/20
(2)
United States 5 Year Treasury Note
Futures
Bank of America
Call 25 119.00 USD 2,975 01/24/20
(3)
United States 5 Year Treasury Note
Futures
Bank of America
Put 25 118.00 USD 2,950 01/24/20
(2)
United States 5 Year Treasury Note
Futures
Bank of America
Put 21 118.25 USD 2,483 01/24/20
(3)
United States 10 Year Treasury Note
Futures
Bank of America
Call 14 129.25 USD 1,810 01/24/20
(3)
United States 10 Year Treasury Note
Futures
Bank of America
Call 15 129.50 USD 1,943 01/24/20
(2)
United States 10 Year Treasury Note
Futures
Bank of America
Call 12 131.00 USD 1,572 02/21/20
(2)
United States 10 Year Treasury Note
Futures
Bank of America
Put 12 128.00 USD 1,536 02/21/20
(7)
Total Liability for Options Written (premiums received $43)
(24)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,660 HUF 802,208 02/26/20 66
Bank of America USD 1,751 MXN 34,215 02/26/20 44
Bank of America USD 298 THB 9,008 02/26/20 3
Bank of America USD 6,015 TRY 35,352 02/26/20 (152)
Bank of America USD 1,751 ZAR 26,278 02/26/20 112
Bank of America HKD 34,446 USD 4,394 02/26/20 (24)
Bank of America SGD 5,996 USD 4,411 02/26/20 (49)
Bank of America THB 53,187 USD 1,762 02/26/20 (16)
Bank of America TRY 5,768 USD 969 02/26/20 12
Bank of Montreal USD 4,550 JPY 491,500 03/18/20 (9)
Bank of Montreal GBP 1,850 USD 2,447 03/18/20 (9)
Barclays USD 3,819 CAD 5,083 01/17/20 96
Barclays EUR 1,400 USD 1,551 01/17/20 (21)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 117
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 676 GBP 524 01/17/20 18
Citigroup USD 1,124 GBP 916 01/17/20 90
Citigroup USD 1,737 IDR 24,767,716 02/26/20 46
Citigroup USD 1,346 INR 97,074 01/17/20 15
Citigroup USD 4,551 JPY 491,500 03/18/20 (10)
Citigroup USD 161 RUB 10,343 01/17/20 6
Citigroup USD 6,131 RUB 396,081 02/26/20 215
Citigroup USD 9,197 SEK 86,004 01/22/20 (6)
Citigroup CNY 14,261 USD 1,995 01/17/20 (52)
Citigroup EUR 671 USD 745 01/17/20 (9)
Citigroup GBP 518 USD 699 01/17/20 12
Citigroup GBP 1,850 USD 2,446 03/18/20 (10)
Citigroup NOK 49,957 USD 5,545 01/22/20 (146)
Citigroup PHP 223,591 USD 4,402 02/26/20 (1)
Citigroup RUB 14,915 USD 231 01/17/20 (9)
Citigroup RUB 16,899 USD 263 01/17/20 (9)
Citigroup RUB 44,528 USD 686 01/17/20 (31)
Goldman Sachs USD 1,846 BRL 7,579 01/17/20 37
HSBC USD 19,893 GBP 15,110 01/22/20 132
JPMorgan Chase USD 588 BRL 2,457 01/17/20 23
JPMorgan Chase USD 2,314 COP 7,990,133 01/10/20 116
JPMorgan Chase USD 53 CZK 1,230 03/16/20 1
JPMorgan Chase USD 6,377 GBP 4,833 02/18/20 33
JPMorgan Chase USD 4,337 JPY 469,062 02/18/20 (10)
JPMorgan Chase USD 5,289 KRW 6,272,178 01/15/20 141
JPMorgan Chase USD 1,614 MXN 32,104 01/17/20 80
JPMorgan Chase USD 4,658 NOK 42,782 03/16/20 216
JPMorgan Chase USD 4,521 PLN 17,492 03/16/20 91
JPMorgan Chase USD 9,337 SEK 88,455 03/16/20 140
JPMorgan Chase AUD 3,295 USD 2,273 02/18/20 (42)
JPMorgan Chase BRL 1,099 USD 262 01/10/20 (11)
JPMorgan Chase BRL 1,099 USD 262 01/13/20 (11)
JPMorgan Chase BRL 8,085 USD 1,913 01/17/20 (96)
JPMorgan Chase CAD 2,562 USD 1,937 03/16/20 (36)
JPMorgan Chase CHF 7,737 USD 7,904 03/16/20 (130)
JPMorgan Chase COP 12,684,002 USD 3,611 01/23/20 (244)
JPMorgan Chase EUR 9,976 USD 11,153 02/18/20 (69)
JPMorgan Chase HKD 811 USD 104 03/16/20 —
JPMorgan Chase HUF 1,554,603 USD 5,215 03/16/20 (73)
JPMorgan Chase IDR 25,035,556 USD 1,763 01/10/20 (47)
JPMorgan Chase IDR 4,231,000 USD 301 01/13/20 (4)
JPMorgan Chase IDR 25,035,556 USD 1,766 01/13/20 (43)
JPMorgan Chase JPY 39,894 USD 375 01/17/20 7
JPMorgan Chase MXN 66,349 USD 3,405 03/17/20 (65)
JPMorgan Chase NZD 9,190 USD 6,058 02/18/20 (132)
JPMorgan Chase PEN 2,661 USD 788 01/10/20 (15)
JPMorgan Chase PEN 802 USD 236 01/13/20 (6)
JPMorgan Chase PEN 2,661 USD 783 01/13/20 (20)
JPMorgan Chase PEN 4,478 USD 1,318 01/14/20 (33)
JPMorgan Chase PEN 4,144 USD 1,227 01/15/20 (24)
JPMorgan Chase PEN 4,144 USD 1,227 01/16/20 (23)
JPMorgan Chase PEN 8,925 USD 2,622 01/23/20 (70)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
118 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase RUB 22,967 USD 357 01/17/20 (13)
JPMorgan Chase RUB 24,277 USD 378 01/17/20 (12)
JPMorgan Chase SGD 13,040 USD 9,598 03/16/20 (104)
JPMorgan Chase THB 51,270 USD 1,697 01/14/20 (16)
JPMorgan Chase THB 232,033 USD 7,673 01/17/20 (76)
Royal Bank of Canada USD 3,668 CAD 4,828 01/22/20 50
Royal Bank of Canada USD 9,712 GBP 7,400 03/18/20 110
Royal Bank of Canada USD 4,551 JPY 491,500 03/18/20 (9)
Royal Bank of Canada CHF 12,643 USD 12,927 01/22/20 (151)
Royal Bank of Canada GBP 1,850 USD 2,446 03/18/20 (9)
Standard Chartered USD 4,550 JPY 491,500 03/18/20 (9)
Standard Chartered GBP 1,850 USD 2,447 03/18/20 (8)
State Street USD 367 CLP 279,026 02/26/20 4
State Street USD 4,406 COP 15,138,860 02/26/20 188
State Street USD 754 HKD 5,881 02/26/20 1
State Street USD 953 KRW 1,111,915 02/26/20 10
State Street USD 4,402 MYR 18,272 02/26/20 74
State Street USD 746 PEN 2,508 02/26/20 10
State Street USD 749 PHP 37,984 02/26/20 (1)
State Street USD 764 SGD 1,035 02/26/20 5
State Street USD 309 TWD 9,221 02/26/20 1
State Street COP 2,797,323 USD 830 02/26/20 (19)
State Street HUF 151,623 USD 515 02/26/20 —
State Street IDR 4,237,219 USD 301 02/26/20 (4)
State Street MXN 6,292 USD 328 02/26/20 (2)
State Street MYR 3,050 USD 736 02/26/20 (11)
State Street PEN 14,931 USD 4,417 02/26/20 (82)
State Street RUB 74,625 USD 1,185 02/26/20 (11)
State Street TWD 53,663 USD 1,777 02/26/20 (24)
State Street ZAR 5,004 USD 345 02/26/20 (10)
UBS CLP 1,403,533 USD 1,812 02/26/20 (56)
UBS EUR 7,406 USD 8,282 01/22/20 (35)
UBS JPY 566,609 USD 5,185 01/22/20 (34)
UBS KRW 7,192,712 USD 6,182 02/26/20 (48)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(306)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 1,189 8.410%
(3)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 8 9
Citigroup BRL 2,300 8.410%
(3)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 17 18
Citigroup BRL 2,600 8.410%
(3)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 20 21
Citigroup BRL 4,000 8.410%
(2)
Brazil Interbank Deposit
Rate
(5)
01/02/20
2 30 32
Citigroup BRL 11,431 8.410%
(2)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 90 90

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 119
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 2,100 7.024%
(3)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 13 13
Citigroup BRL 2,400 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 14 15
Citigroup BRL 2,631 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
2 14 16
JPMorgan Chase BRL 1,700 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 11 11
JPMorgan Chase HUF 640,150 Six Month BUBOR
(2)
0.930%
(4)
04/05/27
— 42 42
JPMorgan Chase HUF 1,080,700 Six Month BUBOR
(1)
1.848%
(4)
04/05/27
— (209) (209)
Merrill Lynch USD 5,040 Three Month LIBOR
(5)
1.732%
(3)
06/27/21
— (1) (1)
Merrill Lynch USD 7,584
Federal Fund
Effective Rate
(3)
1.350%
(3)
09/15/21
(1) 15 14
Merrill Lynch USD 44,496 Three Month LIBOR
(3)
1.550%
(3)
06/30/26
72 552 624
Merrill Lynch USD 12,827 Three Month LIBOR
(5)
1.520%
(3)
07/31/26
46 160 206
Merrill Lynch USD 5,994
Federal Fund
Effective Rate
(3)
1.550%
(3)
11/15/26
8 (4) 4
Merrill Lynch MXN 40,840 7.450%
(3)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
17 85 102
Merrill Lynch USD 384 Three Month LIBOR
(5)
2.875%
(3)
05/15/44
1 (61) (60)
Merrill Lynch USD 3,184 Three Month LIBOR
(2)
1.810%
(3)
11/15/44
(30) 209 179
Merrill Lynch USD 5,708 Three Month LIBOR
(3)
1.850%
(3)
11/15/44
12 263 275
Total Open Interest Rate Swap Contracts (å)
133 1,268 1,401
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 17,721 5.000%
(2)
12/20/24
1,260 477 1,737
CDX NA High Yield Index Merrill Lynch
Sell
USD 574 5.000%
(2)
12/20/24
43 13 56
CDX NA Investment Grade
Index Merrill Lynch
Sell
USD 6,280 1.000%
(2)
12/20/24
124 41 165
Total Open Credit Indices Contracts (å) 1,427 531 1,958

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
120 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 46,690 $ 596
$ —
$ 47,286 5.2
Corporate Bonds and Notes — 161,678 —
—
161,678 17.6
International Debt — 94,556 —
—
94,556 10.3
Loan Agreements — 12,091 —
—
12,091 1.3
Mortgage-Backed Securities — 280,984 —
—
280,984 30.6
Non-US Bonds — 62,502 —
—
62,502 6.8
United States Government Treasuries — 154,230 —
—
154,230 16.8
Common Stocks — — 35 35 —
*
Options Purchased 29 — —
—
29 —
*
Short-Term Investments — 79,05 3 —
16,80 4
95,857 10.5
Total Investments 29 891,78 4 631 16,80 4 909,248 99.1
Other Assets and Liabilities, Net 0.9
100.0
Other Financial Instruments
Assets
Futures Contracts 1,855 — — — 1,855 0. 2
Foreign Currency Exchange Contracts — 2,205 — — 2,205 0.2
Interest Rate Swap Contracts — 1,671 — — 1,671 0.2
Credit Default Swap Contracts — 1,958 — — 1,958 0.2
A
Liabilities
Futures Contracts (4,684) — — — (4,684) (0.5)
Options Written (22) (2) — — (24) (—)
*
Foreign Currency Exchange Contracts — (2,511) — — (2,511) (0. 3 )
Interest Rate Swap Contracts — (270) — — (270) (—)
*
Total Other Financial Instruments
**
$ (2,851) $ 3,051 $ — $ — $ 200
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2019, were less than 1% of net assets.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 121
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
592
Australia .................................................................................
569
Brazil ......................................................................................
5,798
Canada ....................................................................................
14,595
Cayman Islands .......................................................................
19,360
Chile .......................................................................................
1,480
China ......................................................................................
628
Colombia .................................................................................
9,436
Curacao ...................................................................................
39
Denmark .................................................................................
1,573
Ecuador ..................................................................................
178
Finland ...................................................................................
275
France .....................................................................................
6,658
Guernsey .................................................................................
1,099
India .......................................................................................
262
Indonesia ................................................................................
5,471
Ireland ....................................................................................
1,643
Isle of Man ..............................................................................
720
Italy ........................................................................................
2,737
Japan ......................................................................................
1,615
Kazakhstan .............................................................................
231
Kuwait ....................................................................................
226
Luxembourg ............................................................................
1,657
Macao .....................................................................................
439
Malaysia ..................................................................................
6,139
Mexico ....................................................................................
17,785
Netherlands ............................................................................
13,222
Norway ....................................................................................
4,332
Panama ...................................................................................
736
Peru ........................................................................................
5,116
Poland .....................................................................................
573
Qatar .......................................................................................
507
Russia .....................................................................................
5,047
Singapore ................................................................................
10,113
South Korea ............................................................................
953
Spain .......................................................................................
1,050
Sweden ....................................................................................
1,057
Switzerland .............................................................................
1,421
Thailand ..................................................................................
227
United Arab Emirates .............................................................
1,173
United Kingdom ......................................................................
12,272
United States ...........................................................................
750,244
Total Investments .................................................................... 909,248

See accompanying notes which are an integral part of the financial statements.
122 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 29
Unrealized appreciation on foreign currency exchange contracts — 2,205 —
Variation margin on futures contracts** — — 1,855
Interest rate swap contracts, at fair value — — 1,671
Credit default swap contracts, at fair value 1,958 — —
Total
$ 1,958 $ 2,205 $ 3,555
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 4,684
Unrealized depreciation on foreign currency exchange contracts — 2,511 —
Options written, at fair value — — 24
Interest rate swap contracts, at fair value — — 270
Total
$ — $ 2,511 $ 4,978
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ (46) $ (169)
Futures contracts — 15 19,5 55
Options written — 35 726
Interest rate swap contracts — — (2,024)
Credit default swap contracts 2,007 — —
Foreign currency exchange contracts — 508 —
Total
$ 2,007 $ 512 $ 18, 088
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ (24) $ 15
Futures contracts — (85) ( 8 , 975 )
Options written — 32 65
Interest rate swap contracts — — 1,248
Credit default swap contracts 930 — —
Foreign currency exchange contracts — (140) —
Total
$ 930 $ (217) $ (7, 647 )
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 123
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 29 $ — $ 29
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,205 — 2,205
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,671 — 1,671
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,958 — 1,958
Total Financial and Derivative Assets
5,863 — 5,863
Financial and Derivative Assets not subject to a netting agreement
(3,391) — (3,391)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,472 $ — $ 2,472
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 238 $ 238 $ — $ —
Barclays
96 21 — 75
Citigroup
615 263 270 82
Goldman Sachs
37 — 37 —
HSBC
132 — — 132
JPMorgan Chase
901 828 — 73
Royal Bank of Canada
160 68 — 92
State Street
293 164 — 129
Total
$ 2,472 $ 1, 582 $ 307 $ 583

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
124 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,511 $ — $ 2,511
Options Written Contracts Options written, at fair value 24 — 24
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 270 — 270
Total Financial and Derivative Liabilities
2,805 — 2,805
Financial and Derivative Liabilities not subject to a netting agreement
(82) — (8 2 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,72 3 $ — $ 2,72 3
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 245 $ 238 $ — $ 7
Bank of Montreal 18 — — 18
Barclays 21 21 — —
Citigroup 282 2 63 — 19
JPMorgan Chase 1,633 828 7 40 65
Royal Bank of Canada 170 68 — 102
Standard Chartered 17 — — 17
State Street 164 164 — —
UBS 173 — — 173
Total
$ 2,723 $ 1, 582 $ 7 40 $ 401
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 125
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 891,187
Investments, at fair value(>) ...........................................................................................................................................................
909,248
Cash ............................................................................................................................................................................................... 9,575
Foreign currency holdings(^) ......................................................................................................................................................... 3,351
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,205
Receivables:
Dividends and interest ....................................................................................................................................................... 4,892
Dividends from affiliated funds .......................................................................................................................................... 26
Investments sold ................................................................................................................................................................ 19,686
Fund shares sold ................................................................................................................................................................ 14
From broker (a)(b) ............................................................................................................................................................... 1 0,9 53
Variation margin on futures contracts ................................................................................................................................. 348
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,671
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,958
Total assets .................................................................................................................................................
96 3 , 9 27
Liabilities
Payables:
Due to broker ( c ) ( d ) ............................................................................................................................................................ 1 , 8 93
Investments purchased ...................................................................................................................................................... 37,518
Fund shares redeemed ....................................................................................................................................................... 84
Accrued fees to affiliates .................................................................................................................................................... 475
Other accrued expenses ..................................................................................................................................................... 184
Variation margin on futures contracts ................................................................................................................................. 3,166
Deferred capital gains tax liability ..................................................................................................................................... 12
Unfunded loan commitment ............................................................................................................................................... 20
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,511
Options written, at fair value(x) ...................................................................................................................................................... 24
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 270
Total liabilities .............................................................................................................................................
46, 1 57
Net Assets ............................................................................................................................................................
$ 917,770

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
126 Strategic Bond Fund
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 8,97 9
Shares of beneficial interest ...........................................................................................................................................................
8 69
Additional paid-in capital ..............................................................................................................................................................
907,92 2
Net Assets ............................................................................................................................................................
$ 917,77 0
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.56
Net assets ............................................................................................................................................................................... $ 917,770,135
Shares outstanding ($.01 par value) ....................................................................................................................................... 86,941,148
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,293
(x)     Premiums received on options written $ 43
(+)     Credit default swap contracts - premiums paid (received) $ 1,427
(•)     Interest rate swap contracts - premiums paid (received) $ 133
(>)     Investments in affiliates, U.S. Cash Management Fund $ 16,804
(a)     Receivable from Broker for Futures $ 10,213
(b)     Receivable from Broker for Forwards $ 740
(c)     Due to Broker for Swaps $ 1 , 62 3
(d)     Due to Broker for Forwards $ 270
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 127
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 989
Interest .............................................................................................................................................................................. 28,019
Total investment income ...............................................................................................................................................................
29,008
Expenses
Advisory fees .................................................................................................................................................................... 4,983
Administrative fees ........................................................................................................................................................... 453
Custodian fees ................................................................................................................................................................... 335
Transfer agent fees ............................................................................................................................................................ 39
Professional fees ............................................................................................................................................................... 150
Trustees’ fees .................................................................................................................................................................... 39
Printing fees ...................................................................................................................................................................... 124
Miscellaneous ................................................................................................................................................................... 27
Total expenses ...............................................................................................................................................................................
6,150
Net investment income (loss) ........................................................................................................................................................
22,858
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 14,720
Investments in affiliated funds .......................................................................................................................................... 18
Futures contracts .............................................................................................................................................................. 19,570
Options written ................................................................................................................................................................. 761
Foreign currency exchange contracts ................................................................................................................................ 508
Interest rate swap contracts ............................................................................................................................................... (2,024)
Credit default swap contracts ............................................................................................................................................ 2,007
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
35,561
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 27,699
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (9,060)
Options written ................................................................................................................................................................. 97
Foreign currency exchange contracts ................................................................................................................................ (140)
Interest rate swap contracts ............................................................................................................................................... 1,248
Credit default swap contracts ............................................................................................................................................ 930
Foreign currency-related transactions ............................................................................................................................... 134
Net change in unrealized appreciation (depreciation) ................................................................................................................... 20,909
Net realized and unrealized gain (loss) ......................................................................................................................................... 56,470
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 79,328

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
128 Strategic Bond Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 22,858 $ 21,715
Net realized gain (loss) ...................................................................................................................... 35,561 (23,026)
Net change in unrealized appreciation (depreciation) ....................................................................... 20,909 (6,627)
Net increase (decrease) in net assets from operations ............................................................................. 79,328 (7,938)
Distributions
To shareholders ................................................................................................................................. (36,716) (18,804)
Net decrease in net assets from distributions .......................................................................................... (36,716) (18,804)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (3,503) (1,964)
Total Net Increase (Decrease) in Net Assets ..........................................................................
39,109 (28,706)
Net Assets
Beginning of period .................................................................................................................................
878,661 907,367
End of period ..........................................................................................................................................
$ 917,770 $ 878,661
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 2,937 $ 30,89 5 3,617 $ 36,596
Proceeds from reinvestment of distributions 3,485 36,71 6 1,872 18,804
Payments for shares redeemed (6,759) (71,114) (5,709) (57,364)
Total increase (decrease)
(337) $ (3,503) (220) $ (1,964)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
130 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2019 10.07 .27 .65 .92 (.29) (.14)
December 31, 2018 10.37 .25 (.34) (.09) (.21) —
December 31, 2017 10.12 .20 .19 .39 (.14) —
December 31, 2016 10.27 .18 .14 .32 (.17) (.30)
December 31, 2015 10.66 .16 (.17) (.01) (.26) (.12)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 131
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96
(.14) 10.37 3.86 907,367 .67 .66 1.89 143
(.47) 10.12 3.10 850,722 .67 .65 1.72 262
(.38) 10.27 (.14) 855,909 .67 .64 1.49 225

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
132 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December
31, 2019
were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2019, the Assets and Liabilities have been adjusted by the following amounts (in thousands):
As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $5,164,455 incurred from November 1, 2019 to December 31, 2019, and treat it as arising in the fiscal year 2020.
Advisory fees $ 428,165
Administration fees 38,924
Transfer agent fees 3,426
Trustee fees 4,691
$ 475,206
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 58,419 $ 581,612 $ 623,246 $ 18 $ 1 $ 16,804 $ 989 $ —
$ 58,419 $ 581,612 $ 623,246 $ 18 $ 1 $ 16,804 $ 989 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 897,882,100 $ 16,762,329 $ (4,905,907) $ 11,856,422 $ 2,256,071 $ —
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 33,102,127 $ 3,613,267 $ — $ 18,803,832 $ — $ —
Total distributable earnings (losses)
$ 34
Additional paid-in capital
(34)

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — December 31, 2019 (Unaudited)
Global Real Estate Securities Fund 133
Global Real Estate Securities Fund
Total
Return
1 Year 21 .64%
5 Years 5 .78%§
10 Years 8 .66%§
FTSE EPRA/NAREIT Developed Real Estate Index (Net)**
Total
Return
1 Year 21 .91%
5 Years 5 .56%§
10 Years 8 .37%§
MSCI World Index (Net)***
Total
Return
1 Year 27 .67%
5 Years 8 .74%§
10 Years 9 .47%§
Global Real Estate Linked Benchmark****
Total
Return
1 Year 21 .91%
5 Years 5 .56%§
10 Years 8 .96%§

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
134 Global Real Estate Securities Fund
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended December 31, 2019?
For the fiscal year ended December 31, 2019, the Fund gained
21.64%. This is compared to the Fund’s benchmark, the FTSE
EPRA/NAREIT Developed Real Estate Index (Net), which gained
21.91% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended December 31, 2019, the Morningstar
®
Insurance Global Real Estate Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 22.49%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended December 31, 2019, the global listed property market, as measured by the FTSE EPRA/NAREIT
Developed Real Estate Index (Net), delivered a 21.91% return, while underperforming broader global equities. Within the
global property securities market, all regions posted double-
digit returns. Europe led the index with strong performance
in the U.K., as uncertainty around Brexit was moderated after
U.K.’s Conservative Party won a majority in the country’s general elections in December. North America followed with Canada
ahead of the U.S. Asia was the weakest performer, underperforming the broader index, weighted down by Hong Kong as the city’s
ongoing anti-government protests and an economy in technical recession continued to weigh on the local market. With respect to property sectors, there was a wide dispersion in performance. The industrial and residential sectors were the strongest performers finishing with double-digit returns. The more cyclical office sector was also a solid performer, while self-storage and malls property types finished with weak returns.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund modestly underperformed its benchmark for the one-year period ending December 31, 2019. Detracting from performance was an overweight to Hong Kong and an underweight position
to the U.S. industrial sector. Positive stock selection within the
U.S. health care and self-storage sectors as well as an overweight position to the U.S. residential sector were beneficial. Stock selection within Japanese REITs and Singapore added value.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and
Cohen & Steers Asia Limited (together, “Cohen & Steers”)
outperformed the Fund’s benchmark for the fiscal year. Cohen &
Steers seeks to generate excess returns through a combination of fundamental bottom-up stock selection and top-down regional and property type allocation decisions. The key contributors to outperformance were bottom-up stock selection within the U.K.
and Australia. Also contributing positively was an underweight to the U.S. malls sector and overweights to the U.S. residential and self-storage sectors. Detracting from performance was negative stock selection within the U.S. office sector.
RREEF America L.L.C., Deutsche Investments Australia Limited
and Deutsche Alternatives Asset Management (Global) Limited
(together, “Deutsche Asset Management”) provided the best
performing strategy, outperforming the Fund’s benchmark for the fiscal year. Stock selection within the U.S. was a key contributor to outperformance. Results were positive within the malls, health care and lodging sectors. In addition, stock selection within
Japan was beneficial. Negative stock selection within Hong Kong detracted from performance.
During the period, RIM continued to utilize a strategy to
implement regional and property sector tilting through the
direct purchase of real estate stocks. Using the output from a

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31, 2019
(Unaudited)
Global Real Estate Securities Fund 135
quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to
regional and property type exposures. The strategy outperformed relative to the Fund’s benchmark for the one-year period. Positive performance was driven by an underweight position to Hong Kong as well as overweights to the U.S. health care and residential sectors. Detracting from performance was an overweight to the
U.S. malls sector.
During the period, the Fund used index futures and swap contracts to equitize the Fund’s cash. The use of these derivatives had a modestly positive impact on absolute performance, as global
equity markets delivered positive returns.
Describe any changes to the Fund’s structure or the money
manager line-up.
In June 2019, Morgan Stanley Investment Management, Inc.,
Morgan Stanley Investment Management Limited and Morgan
Stanley Investment Management Company (“Morgan Stanley”),
Cohen & Steers and Deutsche Asset Management were
transitioned from discretionary to non-discretionary mandates.
In September 2019, RIM terminated Morgan Stanley and
increased the allocations to Cohen & Steers and Deutsche Asset
Management.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied
on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
Money Managers as of December 31,
2019 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., Deutsche
Investments Australia Limited and Deutsche
Alternatives Asset Management (Global)
Limited operating under the brand name
Deutsche Asset Management Market-Oriented
* Assumes initial investment on January 1, 2010.
** The FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity
REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-
related activities and is net of dividend withholding taxes.
*** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
**** The Global Real Estate Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Real Estate Linked Benchmark represents the returns of the FTSE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — December 31, 2019 (Unaudited)
136 Global Real Estate Securities Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from July 1, 2019 to December 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2019 $ 1,063.00 $ 1,020.57
Expenses Paid During Period* $ 4.78 $ 4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.4%
Australia - 3.3%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 439,421 3,422
Cromwell Property Group(ö) 1,683,246 1,390
Dexus Property Group(Æ)(ö) 91,050 749
Goodman Group(ö) 736,641 6,925
GPT Group (The)(ö) 1,699,791 6,691
Mirvac Group(ö) 5,329,286 11,919
31,096
Austria - 0.2%
CA Immobilien Anlagen AG 52,923 2,224
Belgium - 0.8%
Aedifica (ö) 30,794 3,918
VGP NV 11,472 1,130
Warehouses De Pauw SCA(ö) 12,312 2,242
7,290
Canada - 2.9%
Allied Properties Real Estate Investment
Trust(ö) 154,249 6,185
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 163,600 5,787
Canadian Apartment Properties(Ñ)(ö) 172,383 7,037
Granite Real Estate Investment Trust(ö) 121,302 6,163
InterRent Real Estate Investment
Trust(ö) 213,534 2,572
27,744
China - 0.5%
China Overseas Land & Investment, Ltd. 682,000 2,663
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 49,062 2,531
5,194
France - 2.0%
ARGAN SA(ö) 4,751 414
Covivio (ö) 15,632 1,776
Gecina SA(ö) 42,827 7,677
Klepierre SA - GDR(ö) 250,326 9,515
19,382
Germany - 4.1%
ADO Properties SA(Þ) 2,522 91
Alstria Office REIT-AG(ö) 258,238 4,853
Deutsche Wohnen SE 235,683 9,632
Instone Real Estate Group AG(Æ)(Þ) 72,518 1,794
LEG Immobilien AG 52,252 6,189
Vonovia SE 312,784 16,838
39,397
Hong Kong - 5.5%
CK Asset Holdings, Ltd. 149,000 1,080
ESR Cayman, Ltd.(Æ)(Þ) 987,400 2,230
Hang Lung Properties, Ltd. - ADR 141,000 308
Link Real Estate Investment Trust(ö) 1,039,500 11,036
New World Development Co., Ltd. 10,545,000 14,462
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shimao Property Holdings, Ltd. 594,500 2,309
Sino Land Co., Ltd. 2,434,000 3,546
Sun Hung Kai Properties, Ltd. 530,000 8,130
Swire Properties, Ltd. 1,911,800 6,353
Wharf Real Estate Investment Co., Ltd. 402,000 2,465
51,919
Japan - 11.4%
Activia Properties, Inc.(ö) 2,720 13,640
Daibiru Corp. 145,400 1,745
Daiwa House REIT Investment Corp.(ö) 142 371
Daiwa Office Investment Corp.(ö) 23 177
Frontier Real Estate Investment Corp.(ö) 765 3,217
Global One Real Estate Investment
Corp.(ö) 1,793 2,324
GLP J-REIT(Æ)(ö) 3,816 4,748
Hulic REIT, Inc.(ö) 2,102 3,815
Invincible Investment Corp.(ö) 471 268
Japan Real Estate Investment Corp.(ö) 66 438
Japan Rental Housing Investments, Inc.
(ö) 3,195 3,126
Japan Retail Fund Investment Corp.(ö) 1,636 3,517
Mitsubishi Estate Co., Ltd. 564,100 10,784
Mitsui Fudosan Co., Ltd. 751,200 18,347
Mitsui Fudosan Logistics Park, Inc.(ö) 650 2,886
MORI Hills REIT Investment Corp.
Class A(ö) 3,001 4,985
MORI Trust Hotel REIT, Inc.(ö) 789 1,093
MORI Trust Sogo REIT, Inc.(ö) 1,485 2,666
Nippon Building Fund, Inc.(ö) 629 4,609
Nippon Prologis REIT, Inc.(Æ)(ö) 182 464
Nippon REIT Investment Corp.(ö) 627 2,761
Nomura Real Estate Master Fund, Inc.(ö) 2,195 3,751
Orix JREIT, Inc.(ö) 231 501
Premier Investment Corp.(ö) 1,318 1,865
Sumitomo Realty & Development Co.,
Ltd. 320,400 11,175
Tokyo Tatemono Co., Ltd. 18,300 286
Tokyu Fudosan Holdings Corp. 426,600 2,946
XYMAX REIT Investment Corp.(ö) 1,161 1,474
107,979
Netherlands - 1.5%
InterXion Holding NV(Æ) 137,475 11,522
Unibail - Rodamco -Westfield(ö) 14,823 2,342
13,864
Norway - 0.4%
Entra ASA(Þ) 216,882 3,584
Singapore - 3.2%
CapitaLand, Ltd. 2,349,200 6,552
City Developments, Ltd. 872,300 7,114
Frasers Centrepoint Trust(ö) 1,074,400 2,245
Keppel DC REIT(ö) 1,607,300 2,486
Mapletree Commercial Trust(ö) 260,100 462
Mapletree Industrial Trust(ö) 837,900 1,620

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
138 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mapletree Logistics Trust(ö) 5,244,400 6,789
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,168,600 2,885
30,153
Spain - 1.0%
Arima Real Estate Socimi SA(Æ)(ö) 84,610 1,073
Inmobiliaria Colonial Socimi SA(ö) 130,992 1,671
Merlin Properties Socimi SA(ö) 482,624 6,936
9,680
Sweden - 2.1%
Castellum AB 315,601 7,416
Catena AB 47,469 2,096
Fabege AB 314,534 5,231
Fastighets AB Balder Class B(Æ) 115,044 5,323
Hemfosa Fastigheter AB(Æ) 13,972 181
20,247
Switzerland - 0.6%
Swiss Prime Site AG Class A(Æ) 52,209 6,052
United Kingdom - 5.5%
Assura PLC(ö) 2,576,850 2,664
Big Yellow Group PLC(ö) 148,624 2,368
British Land Co. PLC (The)(ö) 536,866 4,571
Derwent London PLC(ö) 100,085 5,346
Grainger PLC 727,531 3,020
Great Portland Estates PLC(ö) 284,054 3,240
Intu Properties PLC Class H(Æ)(Ñ)(ö) 515,942 233
Land Securities Group PLC(ö) 383,510 5,039
LondonMetric Property PLC(ö) 706,090 2,222
PRS REIT PLC (The)(ö) 1,249,155 1,523
Safestore Holdings PLC(ö) 139,190 1,487
Segro PLC(ö) 900,254 10,745
Tritax EuroBox PLC(Þ) 953,426 1,199
UNITE Group PLC (The)(ö) 361,107 6,039
Urban & Civic PLC 538,623 2,463
52,159
United States - 50.4%
Agree Realty Corp.(Ñ)(ö) 112,053 7,863
Alexandria Real Estate Equities, Inc.(ö) 70,248 11,351
American Campus Communities, Inc.(ö) 10,300 484
American Tower Corp.(ö) 23,729 5,453
Americold Realty Trust(Ñ)(ö) 321,135 11,259
Apartment Investment & Management
Co. Class A(ö) 161,837 8,359
Boyd Gaming Corp. 167,863 5,026
Brixmor Property Group, Inc.(ö) 332,809 7,192
Columbia Property Trust, Inc.(ö) 132,200 2,764
CoreSite Realty Corp. Class A(ö) 31,714 3,556
Cousins Properties, Inc.(ö) 111,624 4,599
CubeSmart (ö) 23,937 754
CyrusOne , Inc.(ö) 85,829 5,616
DiamondRock Hospitality Co.(ö) 200,701 2,224
Digital Realty Trust, Inc.(Ñ)(ö) 32,504 3,892
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Douglas Emmett, Inc.(ö) 162,638 7,140
EastGroup Properties, Inc.(ö) 34,683 4,601
Empire State Realty Trust, Inc. Class
A(ö) 220,951 3,084
Equinix , Inc.(Æ)(ö) 11,390 6,648
Equity LifeStyle Properties, Inc. Class
A(ö) 149,507 10,524
Equity Residential(ö) 248,967 20,146
Essential Properties Realty Trust, Inc.
(Ñ)(ö) 178,900 4,439
Essex Property Trust, Inc.(ö) 54,935 16,528
Extra Space Storage, Inc.(ö) 179,334 18,941
Healthcare Trust of America, Inc. Class
A(ö) 122,661 3,714
Healthpeak Properties, Inc.(ö) 375,802 12,954
Highwoods Properties, Inc.(ö) 10,576 517
Hilton Worldwide Holdings, Inc. 33,851 3,754
Host Hotels & Resorts, Inc.(ö) 124,326 2,306
Invitation Homes, Inc.(ö) 637,283 19,099
JBG Smith Properties(ö) 28,050 1,119
Jones Lang LaSalle, Inc. 21,729 3,783
Kilroy Realty Corp.(ö) 217,989 18,289
Kimco Realty Corp.(ö) 781,734 16,190
Liberty Property Trust(ö) 37,492 2,251
Life Storage, Inc.(Æ)(ö) 63,594 6,886
Macerich Co. (The)(Ñ)(ö) 11,952 322
Medical Properties Trust, Inc.(ö) 672,413 14,195
Mid-America Apartment Communities,
Inc.(ö) 79,971 10,545
Omega Healthcare Investors, Inc.(ö) 150,382 6,369
Paramount Group, Inc.(ö) 21,002 292
Park Hotels & Resorts, Inc.(ö) 242,968 6,286
Pebblebrook Hotel Trust(ö) 80,824 2,167
Physicians Realty Trust(ö) 18,400 348
Prologis, Inc.(ö) 432,948 38,594
Public Storage(ö) 22,365 4,763
Realty Income Corp.(ö) 184,643 13,595
Regency Centers Corp.(ö) 126,395 7,974
Rexford Industrial Realty, Inc.(ö) 201,026 9,181
Ryman Hospitality Properties, Inc.(ö) 65,654 5,690
Sabra Health Care REIT, Inc.(ö) 25,868 552
SBA Communications Corp.(ö) 2,096 505
Simon Property Group, Inc.(ö) 130,128 19,384
SITE Centers Corp.(ö) 135,800 1,904
STORE Capital Corp.(ö) 222,875 8,300
Sun Communities, Inc.(ö) 34,220 5,136
Taubman Centers, Inc.(ö) 41,300 1,284
UDR, Inc.(ö) 303,742 14,185
VEREIT, Inc.(ö) 744,328 6,878
VICI Properties, Inc.(Ñ)(ö) 239,662 6,123
Weingarten Realty Investors(ö) 129,452 4,044
Welltower , Inc.(ö) 291,884 23,870
Weyerhaeuser Co.(ö) 122,379 3,696
479,487
Total Common Stocks
(cost $741,644) 907,451

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 37,820,286 (∞) 37,832
Total Short-Term Investments
(cost $37,833) 37,832
Other Securities - 3.1%
U.S. Cash Collateral Fund(×)(@) 29,944,201 (∞) 29,944
Total Other Securities
(cost $29,944) 29,944
Total Investments 102.5%
(identified cost $809,421) 975,227
Other Assets and Liabilities, Net
- (2.5%)
(23,940)
Net Assets - 100.0%
951,287

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
140 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.9%
ADO Properties SA 07/23/15 EUR 2,522 21.12 53
91
Entra ASA 08/04/15 NOK 216,882 10.97 2,380
3,584
ESR Cayman, Ltd. 11/12/19 HKD 987,400 2.17 2,138
2,230
Instone Real Estate Group AG 03/28/19 EUR 72,518 23.21 1,683
1,794
Tritax EuroBox PLC 07/04/18 GBP 953,426 1.16 1,109
1,199
8,898
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 141
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 620 USD 22,785 03/20
530
FTSE/EPRA Europe Index Futures 259 EUR 6,409 03/20
164
Hang Seng Index Futures 14 HKD 19,789 01/20
24
MSCI Singapore Index Futures 43 SGD 1,597 01/20
(1)
S&P/TSX 60 Index Futures 9 CAD 1,822 03/20
2
SPI 200 Index Futures 13 AUD 2,146 03/20
(42)
TOPIX Index Futures 32 JPY 550,72 0 03/20
—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
677
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 74 EUR 66 01/02/20 —
Bank of Montreal USD 395 AUD 575 03/18/20 10
Bank of Montreal USD 377 CAD 499 03/18/20 7
Bank of Montreal USD 1,913 EUR 1,713 03/18/20 17
Bank of Montreal USD 847 HKD 6,621 03/18/20 3
Bank of Montreal USD 1,492 JPY 161,126 03/18/20 (3)
Bank of Montreal USD 375 SGD 509 03/18/20 4
Brown Brothers Harriman USD 222 AUD 320 03/18/20 3
Brown Brothers Harriman USD 304 CAD 400 03/18/20 4
Brown Brothers Harriman USD 713 EUR 640 03/18/20 8
Brown Brothers Harriman USD 367 HKD 2,860 03/18/20 —
Brown Brothers Harriman USD 52 JPY 5,707 01/06/20 —
Brown Brothers Harriman USD 14 JPY 1,506 01/07/20 —
Brown Brothers Harriman USD 795 JPY 86,480 03/18/20 5
Brown Brothers Harriman AUD 170 USD 117 03/18/20 (2)
Brown Brothers Harriman EUR 440 USD 493 03/18/20 (3)
Brown Brothers Harriman HKD 3,230 USD 415 01/03/20 —
Brown Brothers Harriman HKD 2,650 USD 339 03/18/20 (1)
Brown Brothers Harriman JPY 52,630 USD 488 03/18/20 2
Citigroup USD 395 AUD 575 03/18/20 9
Citigroup USD 378 CAD 499 03/18/20 6
Citigroup USD 1,912 EUR 1,713 03/18/20 18
Citigroup USD 847 HKD 6,621 03/18/20 2
Citigroup USD 1,492 JPY 161,126 03/18/20 (3)
Citigroup USD 375 SGD 509 03/18/20 4
Royal Bank of Canada USD 395 AUD 575 03/18/20 9
Royal Bank of Canada USD 377 CAD 499 03/18/20 7
Royal Bank of Canada USD 1,913 EUR 1,713 03/18/20 17
Royal Bank of Canada USD 847 HKD 6,621 03/18/20 3
Royal Bank of Canada USD 1,492 JPY 161,126 03/18/20 (3)
Royal Bank of Canada USD 375 SGD 509 03/18/20 4
Standard Chartered CAD 200 USD 151 03/18/20 (3)
State Street USD 15 EUR 13 01/03/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
124

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
142 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 31,096 $ —
$ —
$ 31,096 3 .3
Austria — 2,224 —
—
2,224 0 .2
Belgium — 7,290 —
—
7,290 0 .8
Canada 27,744 — —
—
27,744 2 .9
China 2,531 2,663 —
—
5,194 0 .5
France — 19,382 —
—
19,382 2 .0
Germany — 39,397 —
—
39,397 4 .1
Hong Kong 2,230 49,689 —
—
51,919 5 .5
Japan — 107,979 —
—
107,979 11 .4
Netherlands 11,522 2,342 —
—
13,864 1 .5
Norway — 3,584 —
—
3,584 0 .4
Singapore — 30,153 —
—
30,153 3 .2
Spain — 9,680 —
—
9,680 1 .0
Sweden — 20,247 —
—
20,247 2 .1
Switzerland — 6,052 —
—
6,052 0 .6
United Kingdom — 52,159 —
—
52,159 5 .5
United States 479,487 — —
—
479,487 50 .4
Short-Term Investments — — — 37,832 37,832 4 .0
Other Securities — — — 29,944 29,944 3 .1
Total Investments 523,514 383,937 — 67,776 975,227 102 .5
Other Assets and Liabilities, Net (2 .5)
100 .0
Other Financial Instruments
Assets
Futures Contracts 720 — — — 720 0 .1
Foreign Currency Exchange Contracts 1 141 — — 142 — *
A
Liabilities
Futures Contracts (43) — — — (43) (—) *
Foreign Currency Exchange Contracts — (18) — — (18) (—) *
Total Other Financial Instruments
**
$ 678 $ 123 $ — $ — $ 801
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 143
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2019, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
305,789
Healthcare ..............................................................................
67,551
Industrial ................................................................................
95,441
Lodging/Resorts ......................................................................
23,788
Office ......................................................................................
105,163
Residential ..............................................................................
167,958
Retail ......................................................................................
106,562
Self Storage .............................................................................
35,199
Short-Term Investments ..........................................................
37,832
Other Securities ......................................................................
29,944
Total Investments .................................................................... 975,227

See accompanying notes which are an integral part of the financial statements.
144 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — December 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 142
Variation margin on futures contracts* 720 —
Total
$ 720 $ 142
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 43 $ —
Unrealized depreciation on foreign currency exchange contracts — 18
Total
$ 43 $ 18
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,826 $ —
Foreign currency exchange contracts — (287)
Total
$ 3,826 $ (287)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,610 $ —
Foreign currency exchange contracts — 97
Total
$ 1,610 $ 97
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 145
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 28,629 $ — $ 28,629
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 142 — 142
Total Financial and Derivative Assets
28,771 — 28,771
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ 28,770 $ — $ 28,770
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 41 $ 3 $ — $ 38
Brown Brothers Harriman
21 6 — 15
Citigroup
2,449 3 2,410 36
JPMorgan Chase
3,199 — 3,199 —
Merrill Lynch
19,600 — 19,600 —
Morgan Stanley
3,420 — 3,420 —
Royal Bank of Canada
40 3 — 37
Total
$ 28,770 $ 15 $ 28,629 $ 126

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2019
See accompanying notes which are an integral part of the financial statements.
146 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 18 $ — $ 18
Total Financial and Derivative Liabilities
18 — 18
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 18 $ — $ 18
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 3 $ 3 $ — $ —
Brown Brothers Harriman 6 6 — —
Citigroup 3 3 — —
Royal Bank of Canada 3 3 — —
Standard Chartered 3 — — 3
Total
$ 18 $ 15 $ — $ 3
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 147
Statement of Assets and Liabilities — December 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 809,421
Investments, at fair value(*)(>) ......................................................................................................................................................
975,227
Foreign currency holdings(^) ......................................................................................................................................................... 1,996
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 142
Receivables:
Dividends and interest ....................................................................................................................................................... 3,103
Dividends from affiliated funds .......................................................................................................................................... 54
Investments sold ................................................................................................................................................................ 9,361
Fund shares sold ................................................................................................................................................................ 77
Foreign capital gains taxes recoverable ............................................................................................................................. 149
From broker(a) ................................................................................................................................................................... 1,273
Variation margin on futures contracts ................................................................................................................................. 680
Total assets .................................................................................................................................................
992,062
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 4
Investments purchased ...................................................................................................................................................... 9,965
Fund shares redeemed ....................................................................................................................................................... 11
Accrued fees to affiliates .................................................................................................................................................... 683
Other accrued expenses ..................................................................................................................................................... 150
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 18
Payable upon return of securities loaned ....................................................................................................................................... 29,944
Total liabilities .............................................................................................................................................
40,775
Net Assets ............................................................................................................................................................
$ 951,287

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
148 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — December 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 122,690
Shares of beneficial interest ...........................................................................................................................................................
618
Additional paid-in capital ..............................................................................................................................................................
827,979
Net Assets ............................................................................................................................................................
$ 951,287
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 15.40
Net assets ............................................................................................................................................................................... $ 951,287,321
Shares outstanding ($.01 par value) ....................................................................................................................................... 61,777,634
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,978
(*)     Securities on loan included in investments $ 28,629
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 67,776
(a)     Receivable from Broker for Futures $ 1,273
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 149
Statement of Operations — For the Period Ended December 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 24,794
Dividends from affiliated funds ......................................................................................................................................... 53 0
Securities lending income (net) ......................................................................................................................................... 127
Less foreign taxes withheld ............................................................................................................................................... (1,236)
Total investment income ...............................................................................................................................................................
24,21 5
Expenses
Advisory fees .................................................................................................................................................................... 7,348
Administrative fees ........................................................................................................................................................... 459
Custodian fees ................................................................................................................................................................... 284
Transfer agent fees ............................................................................................................................................................ 39
Professional fees ............................................................................................................................................................... 125
Trustees’ fees .................................................................................................................................................................... 39
Printing fees ...................................................................................................................................................................... 119
Miscellaneous ................................................................................................................................................................... 30
Total expenses ...............................................................................................................................................................................
8,443
Net investment income (loss) ........................................................................................................................................................
15,77 2
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 12,183
Investments in affiliated funds .......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 3,826
Foreign currency exchange contracts ................................................................................................................................ (287)
Foreign currency-related transactions ............................................................................................................................... 18
Net realized gain (loss) ..................................................................................................................................................................
15,745
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 141,855
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,610
Foreign currency exchange contracts ................................................................................................................................ 97
Foreign currency-related transactions ............................................................................................................................... 46
Net change in unrealized appreciation (depreciation) ................................................................................................................... 143,607
Net realized and unrealized gain (loss) ......................................................................................................................................... 159,352
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 175,12 4

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
150 Global Real Estate Securities Fund
Statements of Changes in Net Assets
For the Periods Ended December 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,772 $ 26,548
Net realized gain (loss) ...................................................................................................................... 15,745 13,800
Net change in unrealized appreciation (depreciation) ....................................................................... 143,607 (90,795)
Net increase (decrease) in net assets from operations ............................................................................. 175,124 (50,447)
Distributions
To shareholders ................................................................................................................................. (46,690) (40,384)
Net decrease in net assets from distributions .......................................................................................... (46,690) (40,384)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 379 13,851
Total Net Increase (Decrease) in Net Assets ..........................................................................
128,813 (76,980)
Net Assets
Beginning of period .................................................................................................................................
822,474 899,454
End of period ..........................................................................................................................................
$ 951,287 $ 822,474
* Share transaction amounts (in thousands) for the periods ended December 31, 2019 and December 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 1,024 $ 15,65 3 1,49 4 $ 21,338
Proceeds from reinvestment of distributions 3,076 46,690 2,900 40,384
Payments for shares redeemed (4,086) (61,964) (3,345) (47,871)
Total increase (decrease)
14 $ 37 9 1,0 49 $ 13,851

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
152 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02) —
December 31, 2017 14.00 .29 1.34 1.63 (.54) (.28) —
December 31, 2016 14.71 .31 .13 .44 (.57) (.46) (.12)
December 31, 2015 15.63 .29 (.25) .04 (.25) (.71) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 153
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)
%
Portfolio
Turnover Rate
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78
(.82) 14.81 11.80 899,454 .92 .92 2.09 84
(1.15) 14.00 3.02 800,818 .94 .94 2.06 91
(.96) 14.71 .25 778,091 .93 .93 1.86 64

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
154 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended December 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
For the fiscal years ended December 31, 2019 and December 31, 2018 respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.
Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets.
At December 31, 2019, Assets and Liabilities have been adjusted by the following amount (in thousands):
Advisory fees $ 635,164
Administration fees 39,698
Transfer agent fees 3,494
Trustee fees 4,589
$ 682,945
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 18,169 $ 232,910 $ 213,251 $ 5 $ (1) $ 37,832 $ 530 $ —
U.S. Cash Collateral Fund 2,813 146,702 119,571 — — 29,944 419 —
$ 20,982 $ 379,612 $ 332,822 $ 5 $ (1) $ 67,776 $ 949 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 849,652,379 $ 128,917,279 $ (3,424,290) $ 125,492,989 $ — $ (1,118,050)
December 31, 2019 December 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 46,690,134 $ — $ — $ 39,290,345 $ 1,093,348 $ —
Total distributable earnings (losses)
$ 2,191
Additional paid-in capital
(2,191)

Russell Investment Funds
Notes to Schedule of Investments — December 31, 2019
Notes to Schedule of Investments 155
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements .
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate

Russell Investment Funds
Notes to Schedule of Investments, continued — December 31, 2019
156 Notes to Schedule of Investments
Foreign Currency Abbreviations:
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — December 31, 2019
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 157
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(e) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.
Fund
Impact of the fee reimbursement on
gross and net expense ratios
U.S. Strategic Equity Fund 0.01%
U.S. Small Cap Equity Fund 0.01%
International Developed Markets Fund 0.05%

Russell Investment Funds
Notes to Financial Statements — December 31, 2019
158 Notes to Financial Statements
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has evaluated the impact and believes the adoption of this ASU will not have a material impact on financial statements.
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08,
Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) - Premium Amortization on Purchased Callable Debt
Securities. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium.
Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 159
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
160 Notes to Financial Statements
instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers between Levels 1, 2, and 3 for the period ended December 31, 2019.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved pricing became available. The amount transferred was $68,895.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 161
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
162 Notes to Financial Statements
realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At December 31, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2016 through December 31,
2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 163
of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2019.
The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments in the Statements of Operations for the following Funds:
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of Assets and Liabilities as Receivables for Variation margin on future contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker.
Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of
Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ 5,779 $ 1,194
Strategic Bond Fund 11,792 —

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
164 Notes to Financial Statements
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of
Operations, for the period ended December 31, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
International Developed Markets Fund $ 166,952,447 $ 108,530,104 $ 68,435,457 $ 68,753,406
Strategic Bond Fund 276,761,776 346,905,191 406,773,970 303,162,633
Global Real Estate Securities Fund 13,077,807 9,690,876 29,934,621 20,756,946
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
International Developed Markets Fund $ 166,988,286 $ 108,684,111 $ 67,845,339 $ 69,080,121
Strategic Bond Fund 281,153,505 338,223,071 407,769,462 302,932,646
Global Real Estate Securities Fund 13,018,690 9,698,703 29,658,735 20,831,583

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 165
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2019, the Strategic Bond Fund purchased/sold options primarily for return enhancement and hedging.
The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit
Notional of Options Contracts Outstanding
Funds March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Strategic Bond Fund $ 16,412,750 $ 58,192,750 $ 47,490,500 $ 26,562,750
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
U.S. Strategic Equity Fund $ 6,243,160 $ 7,066,080 $ 1,936,025 $ 8,885,525
U.S. Small Cap Equity Fund 2,006,940 7,600,435 5,185,000 8,102,410
International Developed Markets Fund 118,377,117 112,050,501 109,639,209 114,067,224
Strategic Bond Fund 584,543,689 679,752,543 775,144,815 884,234,682
Global Real Estate Securities Fund 21,319,343 18,589,439 47,941,057 41,679,030

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
166 Notes to Financial Statements
risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 167
or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2019, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
168 Notes to Financial Statements
The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended December 31, 2019, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended December 31, 2019, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended December 31, 2019, there were no currency swaps held in the Funds.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Strategic Bond Fund $ 36,699,702 $ 36,190,000 $ 18,034,200 $ 24,575,200
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019 December 31, 2019
Strategic Bond Fund $ 60,993,824 $ 81,003,255 $ 89,927,991 $ 100,754,192

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 169
agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. The total amount of unfunded loan commitments as of December 31, 2019 was $19,710.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
170 Notes to Financial Statements
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. Short sales expose the Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Fund is required to pledge assets in a segregated account maintained by the Fund's custodian for the benefit of the broker. The Fund also may use securities they own to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b)
otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short).
The U.S. Small Cap Fund may participate in a reciprocal lending program with State Street through which the Fund is permitted to use cash collateral received in connection with certain security lending activities to finance the Fund’s short selling activity. Such arrangements subject the Fund to the risk that the counterparty holding the cash collateral may fail to return it promptly. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
As of December 31, 2019, the market value of the securities on loan through the reciprocal lending program for U.S. Small Cap
Equity Fund was $9,061,091.
As of December 31, 2019, the U.S. Small Cap Equity Fund held $12,150,947 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each
Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.currency),
U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of December 31, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability,

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 171
than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
172 Notes to Financial Statements
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 173
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of December 31, 2019, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
174 Notes to Financial Statements
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment Transactions
Securities
During the period ended December 31, 2019, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:
Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
Purchases Sales
U.S. Strategic Equity Fund $ 441,515,002 $ 417,657,912
U.S. Small Cap Equity Fund 276,808,287 301,239,263
International Developed Markets Fund 262,990,171 274,664,398
Strategic Bond Fund 373,266,865 315,189,575
Global Real Estate Securities Fund 721,008,107 759,709,636
Purchases Sales
Strategic Bond Fund $  676,473,262 $  691,984,241

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 175
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of December 31, 2019, the Funds had invested $95,142,064 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $53,841,150 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2019:
There were no advisory fee waivers for the Funds during the period.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2019 were as follows:
Annual Rate
Funds Adviser (%) Administration (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Advisory Administration
U.S. Strategic Equity Fund
$ 3,162,336 $ 216,599
U.S. Small Cap Equity Fund
2,032,869 112,937
International Developed Markets Fund
3,463,081 192,393
Strategic Bond Fund
4,982,598 452,964
Global Real Estate Securities Fund
7,347,925 459,245
Amount
U.S. Strategic Equity Fund
$ 18,504
U.S. Small Cap Equity Fund
9,633
International Developed Markets Fund
16,418
Strategic Bond Fund
38,699
Global Real Estate Securities Fund
39,212

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
176 Notes to Financial Statements
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each
Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers, (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or
(v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
During the period ended December 31, 2019, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act.
Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 34 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended December 31, 2019, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,612,750.
Federal Income Taxes
At December 31, 2019, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Record Ownership
At December 31, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
No Expiration
Funds Short Term Long-Term Totals
International Developed Markets Fund $ 1,024,488 $ 9,295,856 $10,320,344
Global Real Estate Securities Fund 411,623 706,427 1,118,050
# of Shareholders %
U.S. Strategic Equity Fund
2 75.5
U.S. Small Cap Equity Fund
2 72.8

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2019
Notes to Financial Statements 177
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security or as an illiquid and restricted security.
Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.
International Developed Markets Fund
2 72.5
Strategic Bond Fund
1 71.2
Global Real Estate Securities Fund
2 90.9

Report of Independent Registered Public Accounting Firm
178 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund,
International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic Equity
Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities
Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31,
2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December
31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 21, 2020
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Funds
Tax Information — December 31, 2019 (Unaudited)
Tax Information 179
For the tax year ended December 31, 2019, the Funds designate 100% or the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2020 will show the tax status of all distributions paid to your account in calendar year 2019.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2019:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31, 2019.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Strategic Equity 100.0%
U.S. Small Cap Equity 100.0%
International Developed Markets 0.0%
Global Real Estate Securities 0.0%
Strategic Bond 0.0%
U.S. Strategic Equity $ 25,740,255
U.S. Small Cap Equity 3,409,094
International Developed Markets —
Global Real Estate Securities
—
Strategic Bond 3,613,267
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets $ 1,081,709 $ 0.0319 $ 12,317,178 $ 0.3635

Russell Investment Funds
Affiliated Brokerage Transactions — December 31, 2019 (Unaudited)
180 Affiliated Brokerage Transactions
As discussed in the Note 4 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-
discretionary managers, (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended December 31, 2019 were as follows:
Fund Name
U.S. Strategic Equity Fund $ 48,664
U.S. Small Cap Equity Fund 70,960
International Developed Markets Fund 105,629
Strategic Bond Fund 55,227
Global Real Estate Securities Fund 157,699

Russell Investment Funds
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 181
Approval of Money Manager Contracts
The Board received the following proposals from RIM: (i) at a meeting held on August 27, 2019, to approve a new portfolio management contract for the U.S. Small Cap Equity Fund; and (ii) at a meeting held on December 10, 2019, to approve a new portfolio management contract for the International Developed Markets Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate;
information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money
Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money
Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients;
RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approval also reflected their findings at prior meetings, including their May 20, 2019 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the
Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the
Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Russell Investment Funds
Shareholder Requests for Additional Information — December 31, 2019 (Unaudited)
182 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — December 31, 2019
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 183
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/ trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations;
Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr. Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Mark Spina, #
Born June 8, 1970
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2017;
President and Chief
Executive Officer
since 2017
Appointed until
successor is
duly elected and
qualified;
Appointed
until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chairman of the Board, President,
Russell Investments Financial
Services, LLC (“RIFIS”)
Chairman of the Board, President,
Russell Investments Fund Services,
LLC (“RIFUS”)
Director, RIM.
From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management
43 None
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
184 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000;
Chairman since 2005
Appointed until
successor is
duly elected and
qualified;
Approved
annually
Lead Independent Director, Avista
Corp (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
Until June 2014, Director, Ecova
(total energy and sustainability
management)
43 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017, Director
Avista Corp
(electric
Utilities)
Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 185
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012;
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified;
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
Until December 31, 2014,
Chairperson of Audit Committee,
Select Sector SPDR Funds
(investment company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee,
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017 Trustee,
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
186 Disclosure of Information about Fund Trustees and Officers
* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000;
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified;
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005;
Chairman of
the Investment
Committee since
2015
Appointed until
successor is
duly elected and
qualified;
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 43 None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 187
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Mark Spina,
Born June 8, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2017
Until successor
is chosen and
qualified by
Trustees
President and Chief Executive Officer, RIC and RIF
Chairman of the Board, President, RIFIS
Chairman of the Board, RIFUS
Director, RIM
From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Investments Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary since 2010 Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — December 31, 2019 (Unaudited)
188 Adviser, Money Managers and Service Providers
Interested Trustee
Mark Spina
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark Spina, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Cleveland, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas TX
International Developed Markets Fund
Intermede Global Partners Inc., San Francisco, CA and
Intermede Investment Partners Limited, London, United
Kingdom
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
Colchester Global Investors Limited, London, England
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY
Cohen & Steers UK Limited London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Sydney, Australia and Deutsche
Alternative Management (Global) Limited, London, United
Kingdom operating under the brand name Deutsche Asset
Management
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2015; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Cheryl Burgermeister has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:
2018     $285,769
2019     $295,802

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2018    $102,552                                 Tax auditing services
2019    $105,597                                 Tax auditing services

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2018    $87,533                                   Tax services
2019    $90,160                                   Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2018    $0
2019    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Funds
Russell Investment Company
Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 28, 2018

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor to RIC and RIF, respectively, for audit, non-audit, tax or other services.  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services such as audit-related, tax and other services (“non-audit services”) performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent in light of the services it provides to a Fund, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor to the Funds would be deemed impaired if the auditor provides a service whereby it:

•

Functions in the role of management of the Funds, the adviser of the Funds or any other affiliate
*
 of the Funds;
•

Is in the position of auditing its own work; or
•

Serves in an advocacy role for the Funds, the adviser of the Funds or any other affiliate of the Funds.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the fund, together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the fund on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including those under Form N-CEN and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, or the Investment Adviser, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

IX.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

X.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

XI.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ Internal Audit Department and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XII.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates, consistent with the Public Company Accounting Oversight Board’s Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                            0%
Tax Fees                                             0%
All Other Fees                                    0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

2018   $0
2019   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
 (a) Registrant’s code of ethics described in Item 2
 (b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

/s/ Mark E. Swanson
Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds

Date:  February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Mark E. Swanson
Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds

Date:  February 24, 2020

*
 For purposes of this Policy, an affiliate of the Funds is defined as the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.